As filed with the Securities and Exchange Commission on February 28, 2003


                                Securities Act Registration No. 333-83419
                        Investment Company Act Registration No. 811-09485

===========================================================================

                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549


                                FORM N-1A

         REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

                     Pre-Effective Amendment No.       [ ]
                                                 ---

                     Post-Effective Amendment No. 11   [X]
                                                 ---

                                 and/or


   REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

                             Amendment No.  12
                                           ---

                              CHOICE FUNDS
           (Exact Name of Registrant as Specified in Charter)

                     5299 DTC BOULEVARD, SUITE 1150
                        ENGLEWOOD, COLORADO 80111
                (Address of Principal Executive Offices)

   Registrant's Telephone Number, including Area Code:  (303) 488-2200

                       PATRICK S. ADAMS, PRESIDENT
                              CHOICE FUNDS
                     5299 DTC BOULEVARD, SUITE 1150
                        ENGLEWOOD, COLORADO 80111
                 (Name and Address of Agent for Service)

                                Copy to:
                            PHILIP A. FEIGIN
                     ROTHGERBER JOHNSON & LYONS LLP
                      ONE TABOR CENTER, SUITE 3000
                         1200 SEVENTEENTH STREET
                         DENVER, COLORADO 80202

It is proposed that this filing will become effective (check appropriate box):

     [ X ]  immediately upon filing pursuant to paragraph (b)
     [   ]  on ______ pursuant to paragraph (b)
     [   ]  60 days after filing pursuant to paragraph (a)(1)
     [   ]  75 days after filing pursuant to paragraph (a)(2)
     [   ]  on ______ pursuant to paragraph (a)(2) or Rule 485.

IF APPROPRIATE, CHECK THE FOLLOWING BOX:

     [   ]  THIS POST-EFFECTIVE AMENDMENT DESIGNATES A NEW EFFECTIVE DATE
FOR A PREVIOUSLY FILED POST-EFFECTIVE AMENDMENT.

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                                                      Combined Prospectus

                                                               [LOGO]


                               Prospectus

                            February 28, 2003


                            Choice Focus Fund
                          Choice Balanced Fund

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
   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
         Any representation to the contrary is a criminal offense.









                              Choice Funds
                    803 West Michigan Street, Suite A
                       Milwaukee, Wisconsin  53233
                             (800) 392-7107

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                            TABLE OF CONTENTS

FUND OVERVIEW. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
FOCUS FUND . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
     Investment Goal . . . . . . . . . . . . . . . . . . . . . . . . . .1
     Principal Investment Strategies . . . . . . . . . . . . . . . . . .1
     Principal Risks of Investing. . . . . . . . . . . . . . . . . . . .1
BALANCED FUND. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .2
     Investment Goals. . . . . . . . . . . . . . . . . . . . . . . . . .2
     Principal Investment Strategies . . . . . . . . . . . . . . . . . .2
     Principal Risk of Investing . . . . . . . . . . . . . . . . . . . .3
FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
FUND FEES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . .5
INVESTMENT PRACTICES AND RISKS . . . . . . . . . . . . . . . . . . . . .6
     Principal Risks . . . . . . . . . . . . . . . . . . . . . . . . . .6
     Other Investment Practices and Risks. . . . . . . . . . . . . . . .8
MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .9
     Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . .9
     Portfolio Manager . . . . . . . . . . . . . . . . . . . . . . . . .9
     Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . 10
BUYING, SELLING AND EXCHANGING SHARES. . . . . . . . . . . . . . . . . 10
     Determining Your Share Price. . . . . . . . . . . . . . . . . . . 10
     Before You Invest . . . . . . . . . . . . . . . . . . . . . . . . 10
     Account Registration. . . . . . . . . . . . . . . . . . . . . . . 10
     Purchasing Shares . . . . . . . . . . . . . . . . . . . . . . . . 11
     Account Minimums. . . . . . . . . . . . . . . . . . . . . . . . . 12
     Additional Purchase Information . . . . . . . . . . . . . . . . . 12
     Transactions Through Financial Services Agents. . . . . . . . . . 13
     Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . 13
     Additional Redemption Provisions. . . . . . . . . . . . . . . . . 14
     Exchanging Shares . . . . . . . . . . . . . . . . . . . . . . . . 15
     Money Market Exchanges. . . . . . . . . . . . . . . . . . . . . . 15
     Limitations on Exchanges. . . . . . . . . . . . . . . . . . . . . 15
     Making Changes to Your Account. . . . . . . . . . . . . . . . . . 16
SPECIAL FEATURES AND SERVICES. . . . . . . . . . . . . . . . . . . . . 16
     Retirement Account Options. . . . . . . . . . . . . . . . . . . . 16
     Automatic Investment Plan . . . . . . . . . . . . . . . . . . . . 17
     Systematic Withdrawal Plan (SWP). . . . . . . . . . . . . . . . . 17
OTHER SHAREHOLDER INFORMATION. . . . . . . . . . . . . . . . . . . . . 17
     Shareholder Communications. . . . . . . . . . . . . . . . . . . . 17
     Distribution Plan . . . . . . . . . . . . . . . . . . . . . . . . 18
     Transactions Through Financial Services Agents and Sub-Agents . . 18
DIVIDENDS, DISTRIBUTIONS AND TAXES . . . . . . . . . . . . . . . . . . 18
     Dividends and Distributions . . . . . . . . . . . . . . . . . . . 18
     Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 19
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . 19
     Choice Focus Fund . . . . . . . . . . . . . . . . . . . . . . . . 19
     Choice Balanced Fund. . . . . . . . . . . . . . . . . . . . . . . 20
POLICY NOTICE TO CUSTOMERS OF CHOICE . . . . . . . . . . . . . . . . . 21
FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . Back Cover

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                              FUND OVERVIEW

                               FOCUS FUND


INVESTMENT GOAL

The Focus Fund's investment goal is capital appreciation.

PRINCIPAL INVESTMENT STRATEGIES

The Focus Fund will invest primarily in the common stocks of companies that the Portfolio Manager believes have superior potential for earnings growth. The Fund's portfolio will typically consist of a core of 20-30 common stocks with total positions exceeding 30 in some instances. As a result, the Fund will be non-diversified. The Portfolio Manager may purchase common stocks of companies of all sizes.

In selecting stocks, the Portfolio Manager looks for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services, and whose growth potential is not yet fully reflected in the company's stock price. In addition, the Portfolio Manager looks for companies with conservatively financed balance sheets, strong, capable management teams and clearly defined growth strategies. Target companies will have a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions. From time to time, the Fund may take substantial positions in convertible securities, preferred stocks, initial public offerings and securities of smaller issuers, including issuers with limited operating histories. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (i.e., junk bonds).

Stocks in the technology sector have typically made up the largest portion of the Fund's overall equity positions, along with financial services, consumer cyclicals and consumer staples. The Portfolio Manager anticipates focusing on the technology, consumer, financial services and health care sectors during the next year, but technology stocks may not constitute the largest sector of the portfolio.

The Portfolio Manager generally will sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectations for appreciation. The Portfolio Manager may often sell portfolio stocks quickly to respond to short-term market price movements, and expects to actively trade the portfolio in pursuit of the Fund's investment goal. Due to this and the Fund's relatively small number of holdings, it should be expected that the Fund's annual portfolio turnover rate will be significantly higher than that of many other mutual funds.

PRINCIPAL RISKS OF INVESTING

There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. MANAGEMENT RISK means that the Portfolio Manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. MARKET RISK means that the price of common stocks may move up or down in response to many factors. As a result of these two risks, the price of the Fund's investments may go up or down and you could lose money on your investment.

The stocks of small or unseasoned companies in which the Fund invests may be more volatile and less liquid than the stocks of larger and well-established companies.

Investment grade securities rated in the lowest investment grade category (i.e., BBB/Baa) have speculative characteristics. Investments in securities that are below investment grade (i.e., junk bonds) carry greater risks than investments in investment grade securities. In particular, issuers of lower rated bonds are less financially secure, are less likely to repay such bonds and are more likely to be hurt by interest rate movements.

The Focus Fund is a non-diversified portfolio, which means that it will invest in the securities of fewer issuers than diversified portfolios at any one time. As a result, the gains or losses on a single stock will have a greater impact on the Fund's share price. In addition, the Portfolio Manager may often focus the Fund's investments in a number of companies with similar characteristics. The types of

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companies in which the Fund's assets may be invested may underperform other companies with different characteristics or the market as a whole. Because of these factors, the Fund's share price may fluctuate more than most equity funds and the market in general.

Stocks of technology companies are subject to greater price volatility than stocks of companies in other sectors. They may be subject to greater business risks, more sensitive to changes in economic conditions, and company earnings in this sector may fluctuate more than those of other companies because of short product cycles and competitive pricing. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

Finally, the Portfolio Manager may engage in a high level of trading in seeking to achieve the Fund's investment objective. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government entity.

FOR A MORE DETAILED DISCUSSION OF THESE PRINCIPAL INVESTMENT STRATEGIES AND RISKS, AS WELL AS ADDITIONAL RISKS THAT APPLY TO THE FOCUS FUND, PLEASE SEE "INVESTMENT PRACTICES AND RISKS" ON PAGE 6.


                              BALANCED FUND

INVESTMENT GOALS

The Balanced Fund's investment goals are capital appreciation and current income.

PRINCIPAL INVESTMENT STRATEGIES

The Balanced Fund invests primarily in a diverse group of domestic equity and fixed income securities. The Portfolio Manager allocates the Fund's assets between equity and fixed-income securities based upon his assessment of available investment opportunities and relevant market, economic and financial factors. The Portfolio Manager would typically expect to invest in a core of 20-30 common stocks on the equity side, with total equity positions ranging from 30-50 stocks.

Normally the Portfolio Manager's selection will emphasize equity securities over fixed income securities. The Portfolio Manager expects that the Fund's position in equity securities will range from 45% to 65% of the Fund's total assets. However, it is the Fund's policy to invest at least 25% of its net assets in fixed-income securities and at least 25% in equity securities.

Equity Securities: In selecting individual equity securities, the Portfolio Manager looks for common stocks of domestic companies that he considers to be reasonably priced, with strong, consistent and predictable earnings growth rates, strong management, conservatively financed balance sheets and competitive products or services. Typically, the companies in which the Fund invests have mid-sized to large market capitalizations. From time to time, the Fund may take substantial positions in initial public offerings and securities of smaller issuers, including issuers with limited operating histories. Technology sector stocks have typically constituted the largest sector of the portfolio, along with healthcare, financial services, consumer cyclicals and consumer staples, but investing in technology sector securities is not a strategy itself. The Portfolio Manager anticipates focusing on the technology, consumer, financial services and health care sectors during the next year, but technology stocks may not constitute the largest sector of the portfolio.

Fixed Income Securities: The Balanced Fund may invest in a variety of income-producing securities, such as short- to long-term corporate and government debt securities, convertible securities, preferred stocks and mortgage- and asset-backed securities. Except for convertible securities, the Fund will only purchase fixed income securities that are investment grade. A fixed-income security is considered investment grade if it has been rated in the top four categories by at least one rating agency or, if unrated, is deemed by the Portfolio Manager to be of comparable quality. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade (i.e., junk bonds).

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The Fund's Portfolio Manager will generally sell a security when it no longer meets the manager's investment criteria or when it has met the manager's expectation for appreciation. The Portfolio Manager may actively trade the equity portion of the portfolio in pursuit of the Fund's investment goal. Accordingly, it should be expected that the Fund's annual portfolio turnover rate will be significantly higher than that of many other mutual funds.

PRINCIPAL RISK OF INVESTING

There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. MANAGEMENT RISK means that the Portfolio Manager's stock selection and other investment decisions may produce losses or may not achieve the Fund's investment objectives. MARKET RISK means that the price of common stocks may move up or down in response to many factors. Fixed-income securities in which the Fund invests are also subject to credit risk and interest rate risk. CREDIT RISK means that the issuer of a security may default or be unable to pay its obligations when due. INTEREST RATE RISK is the risk that changes in interest rates will adversely affect the value of the portfolio's securities. As a result of these risks, the price of the Fund's investment may go down and you could lose money on your investment. In addition, the stocks of small or unseasoned companies in which the Fund invests may be more volatile and less liquid than the stocks of larger and well-established companies. The Fund may be riskier than other balanced funds that invest heavily in fixed-income securities. Also, because the Fund may invest in a smaller the number of companies, gains or losses on a single security will have a greater impact on the Fund's share price. In addition, the Portfolio Manager often may invest in a number of companies with similar characteristics. The types of companies in which the Fund's assets may be invested may underperform other companies with different characteristics or the market as a whole. As a result, the Fund's share price may fluctuate more than other equity funds and the market in general.

In addition, the Fund may invest in certain securities with unique risks, such as mortgage- and asset-backed securities. These types of securities are subject to the additional risk that the underlying assets (loans) may be prepaid at any time. Investment grade securities rated in the lowest investment grade category (i.e., BBB/Baa) have speculative characteristics. The Fund may invest up to 20% of its assets in convertible securities rated below investment grade. Investments in securities that are below investment grade (i.e., junk bonds) carry greater risks than investments in investment grade securities. In particular, issuers of lower rated bonds are less financially secure, are less likely to repay such bonds and are more likely to be hurt by interest rate movements. When interest rates are low, the Fund's income distributions to you may be reduced or eliminated.

Stocks of technology companies are subject to greater price volatility than stocks of companies in other sectors. They may be subject to greater business risks, more sensitive to changes in economic conditions, and company earnings in this sector may fluctuate more than those of other companies because of short product cycles and competitive pricing. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

Finally, the Portfolio Manager may engage in a high level of trading in seeking to achieve the Fund's investment objective. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government entity.

FOR A MORE DETAILED DISCUSSION OF THESE PRINCIPAL INVESTMENT STRATEGIES AND RISKS, AS WELL AS ADDITIONAL RISKS THAT APPLY TO THE BALANCED FUND, PLEASE SEE "INVESTMENT PRACTICES AND RISKS" ON PAGE 6.


                            FUND PERFORMANCE

The bar charts and tables that follow are intended to indicate the risks of investing in the Funds as well as their relative performance. The first bar chart shows the Focus Fund's calendar year total returns since its inception on November 1, 1999, together with the best and worst quarters. The second bar chart shows the Balanced Fund's calendar year total returns since its inception on April 1, 2000,

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together with the best and worst quarters. The bar charts are intended to indicate the risks of investing in the Focus Fund and Balanced Fund by showing changes in the Funds' investment returns from year to year. The following tables show the relative performance of the Funds by comparing the Funds' average annual total returns to that of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance, for the periods indicated. How the Funds have performed in the past (before and after taxes) is not necessarily an indication of how they will perform in the future.

                               FOCUS FUND
                      (Inception November 1, 1999)


[Graph showing 11.60% loss for 2000, 38.19% loss for 2001 and 45.87% loss for 2002 as described in table below]

                 BEST QUARTER           WORST QUARTER
             Fourth Quarter 2001      Third Quarter 2001
                    36.97%                 (43.13)%

     -------------------------------------------------------------------------------------
     AVERAGE ANNUALIZED
     TOTAL RETURNS, as of 12/31/02                  One Year    Since Inception on 11/1/99
     -------------------------------------------------------------------------------------
     Choice Focus Fund
     -------------------------------------------------------------------------------------
          Return Before Taxes                       (45.87)%            (28.31)%
     -------------------------------------------------------------------------------------
          Return After Taxes on Distributions(1)    (45.87)%            (28.35)%
     -------------------------------------------------------------------------------------
          Return After Taxes on Distributions
               and Sale of Portfolio Shares(1)      (28.16)%             (20.75)%
     -------------------------------------------------------------------------------------
     S&P 500(R) Index                               (22.10)%             (11.71)%
     -------------------------------------------------------------------------------------

                              BALANCED FUND
                        (Inception April 1, 2000)

 [Graph showing 5.78% loss for 2001, and 34.25% loss for 2002 as described in table below]

                 BEST QUARTER           WORST QUARTER
             Fourth Quarter 2001      Third Quarter 2002
                    19.04%                 (22.05)%

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
     ------------------------------------------------------------------------------------
     AVERAGE ANNUALIZED
     TOTAL RETURNS, as of 12/31/02                  One Year    Since Inception on 4/1/00
     ------------------------------------------------------------------------------------
     Choice Balanced Fund
     ------------------------------------------------------------------------------------
          Return Before Taxes                       (34.25)%            (15.75)%
     ------------------------------------------------------------------------------------
          Return After Taxes on Distributions(1)    (34.68)%            (16.25)%
     ------------------------------------------------------------------------------------
          Return After Taxes on Distributions
               and Sale of Portfolio Shares(1)      (20.99)%            (12.36)%
     ------------------------------------------------------------------------------------
     S&P 500(R) Index                               (22.10)%            (16.44)%
     ------------------------------------------------------------------------------------

1 After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.


                         FUND FEES AND EXPENSES

Fees and expenses are one important consideration in choosing a mutual fund. As an investor, you indirectly pay a share of a Fund's operating expenses. There are no sales loads or exchange fees associated with an investment in either Fund.

ANNUAL FUND OPERATING EXPENSES are the expenses that a mutual fund pays to conduct its business, such as investment advisory fees, transfer agent fees, administration fees, accounting and legal fees, and other fund expenses. Annual fund operating expenses are deducted from a Fund's assets, and therefore reduce its total return. As a shareholder, you pay for these expenses indirectly. A Fund's operating expenses will vary from year to year.

The following table describes the fees and expenses* that you may pay if you buy and hold shares of the Funds.

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
     --------------------------------------------------------------------------------
     ANNUAL FUND OPERATING EXPENSES
     (expenses deducted directly from fund assets)    FOCUS FUND     BALANCED FUND
     --------------------------------------------------------------------------------
     Management Fee                                      1.00%           0.75%
     --------------------------------------------------------------------------------
     Distribution and/or Service (12b-1) Fee             0.25%           0.25%
     --------------------------------------------------------------------------------
     Other Expenses                                      1.36%           1.29%
     --------------------------------------------------------------------------------
     Total Annual Fund Operating Expenses                2.61%           2.29%
     --------------------------------------------------------------------------------

EXAMPLE: The following example helps you compare the cost of investing in the Funds to the cost of investing in other mutual funds. The example assumes that:

* You invest $10,000 for the time periods indicated, and then redeem all of your shares at the end of those periods;
*    Your investment has a 5% return each year; and
*    Each Fund's operating expenses remain the same for each period.


----------------------
* The Funds also charge a wire redemption fee of $10 and an IRA Account
Maintenance Fee of $12.50 per year.

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Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions your cost at the end of each period would be:

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
     --------------------------------------------------------
     FUND                   1        3        5          10
                          YEAR     YEARS    YEARS      YEARS
     --------------------------------------------------------
     Focus Fund           $264     $811     $1,385     $2,944
     --------------------------------------------------------
     Balanced Fund        $232     $715     $1,225     $2,626
     --------------------------------------------------------

                     INVESTMENT PRACTICES AND RISKS

The principal strategies and risks of investing in the Funds are summarized above. The following discussion provides more detail about the Portfolio Manager's strategies, as well as some of those risks. This section also describes additional investment practices that, while not principal, the Funds may follow, and the risks associated with those particular practices.

The Funds' Portfolio Manager will perform intense fundamental analysis of a pool of approximately 300 companies of all sizes, including small companies with little operating history, companies engaged in initial public offerings and foreign companies. The Portfolio Manager will use this analysis to identify companies whose stock he believes is either significantly undervalued or overvalued in the market. The Focus Fund has a non-diversified portfolio and the Balanced Fund has a diversified portfolio. Both Funds will be traded actively.

The Funds will buy the stock of companies believed undervalued. These companies will typically occupy a dominant position in their market due to size, products or services and whose growth potential, in the Portfolio Manager's opinion, is not yet fully reflected in the market price of their stock.

The Funds will hold the stock of a company until the Portfolio Manager believes its value is reflected in its market price. This may be due to an increase in the market price, a change in the Portfolio Manager's opinion of the company's value or in other market conditions. When the Portfolio Manager believes the market price of a company's stock reflects its value or is overvalued, the stock will be sold.

PRINCIPAL RISKS

Common Stocks. Because each Fund invests in common stocks, it is subject to the risks associated with common stock investing. These include the management risk of selecting individual stocks that do not perform as the Portfolio Manager anticipated, the risk that the stock markets in which the Funds invest may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. If the stock market declines in value, the Funds are likely to decline in value. Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Negative performance may affect the earnings growth potential anticipated by the Portfolio Manager when the individual stock was selected for a Fund's portfolio.

Small and Unseasoned Companies. To the extent a Fund invests in stocks of small or unseasoned companies, your investment is subject to the following additional risks:

     Unseasoned companies. These are companies that have been in operation for less than three years. The securities of these companies may have limited liquidity and the prices of such securities may be volatile.

     Small capitalization. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements, because the stocks are traded in lower volume and their issuers are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer markets for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks tend to be less liquid, particularly during periods of market disruption. There is normally less

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     publicly available information concerning the issuers of these securities. Small companies in which a Fund invests may have limited product lines, markets or financial resources, or may be dependent on a small management group.

Convertible Securities. Securities rated below investment grade are particularly subject to credit risk. These securities are considered speculative and are commonly referred to as "junk bonds." Although the Funds will not invest in defaulted securities, they may invest in convertible securities of all other grades, including securities rated as low as C. To the extent a Fund purchases or holds convertible or other securities that are below investment grade (securities rated BB/Ba or lower), there is a greater risk that payments of principal, interest and dividends will not be made. In addition, the value of lower quality securities is subject to greater volatility and is generally more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of non-investment grade securities may not be as financially strong as those issuing bonds with higher credit ratings. To the extent that the Portfolio Manager invests assets of the Funds in convertible securities that are not investment grade, your investment is subject to additional risk.

Non-Diversification. The Focus Fund is a non-diversified portfolio, which means that, at any given time, it may hold fewer securities than funds that are diversified. In addition, the equity portion of the Balanced Fund's portfolio may hold fewer stocks than other balanced funds. Compared to other mutual funds, the Funds may invest a greater percentage of their assets in the stock of a particular issuer. This increases the risk that the value of the Funds could go down because of the poor performance of a single investment. Also, the volatility of the investment performance may increase and the Funds could incur greater losses than other mutual funds that invest in a greater number of companies.

Focus Risk. At any one time, the Portfolio Manager may focus the Funds' investments in a number of companies with similar characteristics. If companies with these types of characteristics underperform companies with different characteristics or the market as a whole, the potential negative impact to the Funds could be magnified. As the Portfolio Manager allocates more of the Funds' portfolio holdings to companies with similar characteristics, the Funds' performance will be more susceptible to any economic, business or other developments that generally affect those types of companies.

Special Situations. The Funds may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situations that may affect the value of their securities significantly. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or believed to be probable takeover candidates. Although it may fall within the scope of "special situations," the Funds will not invest in a company nearing or in bankruptcy or default. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

Initial Public Offerings. Companies involved in IPOs often are smaller and have a limited operating history, which involves greater risk the value of their securities will be impaired following the IPO. The Portfolio Manager may decide to sell an IPO security more quickly, which may result in significant gains or losses to the Funds. Investments in IPOs that are well received by the markets can have dramatic, significant and disproportionate initial impact on the Funds' performance figures. That initial surge in value is often followed by lower, more moderated values in later months. Investors should consider the impact of IPO investments on Fund performance as momentary, and likely to moderate in the context of longer term performance over a more substantial time period.



                                                                   Page 7
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THE FOLLOWING ADDITIONAL PRINCIPAL RISKS APPLY TO AN INVESTMENT IN THE
BALANCED FUND:

Fixed-Income Securities. To the extent that the Portfolio Manager invests assets of the Balanced Fund in fixed-income securities, your investment is subject to the following risks:

     Credit Risk. An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

     Interest Rate Risk. When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed-income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment. "Duration" measures how a change in interest rates could affect a bond's price by considering its yield, scheduled interest payments and years to maturity. Generally, the longer a bond's duration, the greater the exposure to interest rate risk.

     Prepayment Risk. Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed, asset-backed or certain other fixed income securities may be paid earlier than expected. If portfolio securities are prepaid, the Portfolio Manager may have to reinvest prepaid amounts at a relatively lower interest rate, which could affect the return on your investment.

     Mortgage- and Asset-Backed Securities. The Balanced Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities. The Fund will only invest in mortgage-backed securities that are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgaged-backed or asset-backed securities that are rated in the top two categories (i.e., AAA/AA) by a nationally recognized rating agency. In addition to credit and market risk, mortgage- and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time.

     The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support, or the counterparty. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage- or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down. In times of financial stress, the secondary market for asset-backed securities may not be as liquid as the market for other types of securities.

OTHER INVESTMENT PRACTICES AND RISKS

Foreign Securities. Each Fund may invest without limit in foreign securities that are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs") in an effort to achieve its investment objective; however, neither Fund intends to allocate a significant portion of its assets to this non-principal strategy. To the extent a Fund invests in foreign securities, your investment involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include fluctuation in value of foreign portfolio investments due to changes in currency rates and control regulations, lack of public information about foreign issuers, lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers, unstable international and political and economic conditions and greater difficulties in commencing lawsuits against foreign issuers. Investments in emerging markets involve even greater risks such as immature economic structures and unfamiliar legal systems.

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Investment Objectives. The investment objective of the Focus Fund is capital appreciation. The investment objectives of the Balanced Fund are capital appreciation and current income. Each Fund's objective may be changed by the Funds' Board of Trustees without shareholder approval. You will receive advance written notice of any material changes to your Fund's investment objective.

Temporary Defensive Positions. Each Fund may, for temporary defensive purposes, invest without limitation in cash or various short-term instruments, including those of the U.S. Government and its agencies and instrumentalities. This may occur, for example, when the Portfolio Manager is attempting to respond to adverse market, economic, political or other conditions. The Funds can also hold these types of securities pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemption requests. If these temporary strategies are used for adverse market, economic or political conditions, it is impossible to predict when or for how long the Portfolio Manager may employ these strategies for a Fund. To the extent a Fund holds cash or invests defensively in short-term instruments, it may not achieve its investment objective.

Portfolio Turnover Rate. The Portfolio Manager anticipates he will manage the Funds' portfolios actively in pursuing the Funds' investment strategies. Portfolio securities will be sold without regard to the length of time they have been held when the Portfolio Manager believes it is appropriate to do so in light of the Funds' investment goals. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. In general, the greater the volume of buying and selling by a mutual fund, the greater the impact brokerage commissions and other transaction costs will have on its return. The Funds' portfolio turnover may exceed 100% significantly; it may vary from year to year, as well as within a particular year, and may be affected by cash requirements for redemption of shares. High portfolio turnover rates may also cause substantial net short-term gains and any distributions resulting from such gains will be ordinary income to you for purposes of federal income tax.


                               MANAGEMENT

INVESTMENT ADVISER

The Funds have entered into an investment advisory agreement with Choice Investment Management, LLC (the "Adviser"). The Adviser was organized in 1999 as a Colorado limited liability company to become an investment adviser to the Funds, and is located at 5299 DTC Boulevard, Suite 1150, Greenwood Village, Colorado 80111. In addition to the Funds, the Adviser also acts as investment adviser to the Choice Long-Short Fund, and will advise the Choice Market Neutral Fund, to be launched in early 2003. Although the Adviser, as a recently formed entity, has had only limited (less than four years) experience advising registered investment companies, Patrick S. Adams ("Portfolio Manager"), the Founder, President and a Trustee of the Adviser, has had 17 years of experience as a Portfolio Manager. In addition to providing investment and portfolio management services to the mutual funds noted, Mr. Adams provides such services to private accounts.

Under the investment advisory agreement, the Adviser manages the Funds' investments and business affairs, subject to the supervision of the Funds' Board of Trustees. The Focus Fund has agreed to pay the Adviser an annual management fee of 1.0% of the Fund's average daily net assets, and the Balanced Fund has agreed to pay the Adviser an annual management fee of 0.75% of the Fund's average daily net assets. The advisory fee accrues daily and is paid monthly.

PORTFOLIO MANAGER

Patrick S. Adams, the President and a trustee of the Adviser, is the Portfolio Manager for the Funds. As Portfolio Manager, he is responsible for the day-to-day management of the Funds and the selection of the Funds' investments. Prior to organizing the adviser and managing the Funds, Mr. Adams served as Senior Vice President to Berger Associates, Executive Vice President and Portfolio Manager of the Berger 100 Fund, President and Portfolio Manager of the Berger IPT-100 Fund, President and co-Portfolio Manager of the Berger IPT-Growth and Income Fund and Executive Vice President and co-Portfolio Manager of the Berger Growth and Income Fund since February 1997.

                                                                   Page 9
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Mr. Adams also served as the President and co-Portfolio Manager of the
Berger Balanced Fund since its inception in August 1997, and as President and Portfolio Manager of the Berger Select Fund from its inception on December 31, 1997 until April 1999.

Prior to his affiliation with the Berger Funds, Mr. Adams acted as Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments; Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc.; research analyst and Portfolio Manager from January 1990 to January 1992 and Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993 with First of America Investment Corp.; and Portfolio Manager from August 1985 to December 1989 with Capital Management Group - Star Bank.

LEGAL PROCEEDINGS

Neither the Funds, nor their Adviser, their affiliates or control persons are parties to any legal proceedings that the Adviser believes to be material, and no other such proceedings are known to be contemplated for which the Funds or Adviser anticipate a material risk of loss.


                  BUYING, SELLING AND EXCHANGING SHARES

DETERMINING YOUR SHARE PRICE

The price at which you purchase and sell a Fund's shares is called the Fund's net asset value (NAV) per share. Each Fund calculates NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily as of the close of trading on the New York Stock Exchange ("NYSE") (usually 4:00 p.m. Eastern time) on days when the Funds are open for business. These are generally the same days that the NYSE is open for trading. The Funds do not calculate NAV on days the NYSE is closed (including national holidays and Good Friday). The price of the shares you purchase or redeem will be the next NAV calculated after your order is received and accepted by the Funds' transfer agent, or other financial intermediary with the authority to accept orders on the Funds' behalf.

The value of a Fund's assets is based on the current market value of its investments. For securities with readily available market quotations, the Funds use those quotations to price a security. If a security does not have a readily available market quotation, the Funds value the security based on fair value, as determined in good faith in accordance with the guidelines established by the Funds' Board of Trustees. The Funds' Board of Trustees has established fair value pricing procedures. The Funds may use pricing services to assist in the determination of market value.

Foreign securities may trade during hours and on days that the NYSE is closed and the Funds' NAVs are not calculated. Although a Fund's NAV may be affected, you will not be able to purchase or redeem shares on these days.

BEFORE YOU INVEST

PROSPECTUS

This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION

Once you have decided to invest in the Funds, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

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*    Individual ownership. If you have reached the legal age of majority in your state of residence, you may open an individual account.

* Joint ownership. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.

* Custodial account. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.

* Business/trust ownership. Corporations, trusts, charitable organizations and other businesses may open accounts.

* IRAs and other tax-deferred accounts. The Funds offer a variety of retirement accounts for individuals and institutions. Please refer to "Retirement Account Options," below, for more information about these types of accounts.

PURCHASING SHARES

You can buy shares directly from the Funds or through a broker-dealer or other institution that the Funds have authorized to sell shares. To open an account or buy additional shares from the Funds, just follow these steps:

TO OPEN AN ACCOUNT                                      TO ADD TO AN EXISTING ACCOUNT
BY MAIL:                                                BY MAIL:
* Complete and sign the account application or an IRA   * Complete the investment slip that is included in
  application. If you don't complete the application      your account statement, and write your account
  properly, your purchase may be delayed or rejected.     Number on your check.
* Make your check payable to "The Choice Funds." The
  Funds do not accept cash, money orders, third party   * If you no longer have your investment slip,
  checks, credit card checks, traveler's checks,          please reference your name, account number
  starter checks, checks drawn on non-U.S. banks          and address on your check.
  outside the U.S. or other checks deemed to be
  high risk.                                            * Make your check payable to "The Choice Funds."
* For IRAs, please specify the year for which the
  contribution is made.

MAIL YOUR APPLICATION AND CHECK TO:                     MAIL THE SLIP AND THE CHECK TO:
Choice Funds                                            Choice Funds
P.O. Box 759                                            P.O. Box 759
Milwaukee, WI 53201-0759                                Milwaukee, WI 53201-0759

BY OVERNIGHT COURIER, SEND TO:
Choice Funds
803 West Michigan Street, Suite A
Milwaukee, WI 53233

BY TELEPHONE:                                           BY TELEPHONE:
* You may not make your initial purchase by telephone.  * You automatically have the privilege to purchase additional shares by telephone if you have
                                                          established bank information on your account
                                                          unless you have declined this service on your
                                                          account application. You may call 1-800-392-7107
                                                          to purchase shares for an existing account.
                                                        * Investments made by electronic funds transfer
                                                          must be in amounts of at least $100 and not
                                                          greater than $50,000.

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
BY WIRE:                                                BY WIRE:
* To purchase shares by wire, the transfer agent must   * Send your investment to UMB Bank, n.a., by
  have received a completed application and issued an     following the instructions listed in the
  account number to you. Call 1-800-392-7107 for          column to the left.
  instructions prior to wiring the funds.
* Send your investment to UMB Bank, n.a., with these
  instructions:
  UMB Bank, n.a.
  ABA #101000695
  For Credit to the Choice Funds
  A/C #9870983788
  For further credit to: investor account number;
  name(s) of investor(s); SSN or TIN; name of Fund.

If your purchase request is received by the Funds' transfer agent, broker-dealer or other authorized agent before close of trading on the NYSE (typically 4:00 p.m. Eastern time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. GOOD ORDER means that we have received your completed, signed application, your payment, and your tax identification number information. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the transfer agent receives your completed application, the wired funds and all required information is provided in the wire instructions.

ACCOUNT MINIMUMS

You also need to decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts. The Funds may waive the minimum investment amounts at any time.

     -------------------------------------------------------------------------------------
     TYPE OF ACCOUNT                              INITIAL MINIMUM     ADDITIONAL MINIMUM
                                                     PURCHASE             PURCHASE
     -------------------------------------------------------------------------------------
     Regular (individual, joint, business or trust)   $2,500                $100
     -------------------------------------------------------------------------------------
     IRA (including spousal, Roth and SEP)            $2,500                $100
     -------------------------------------------------------------------------------------
     Gifts to Minors                                  $2,500                $100
     -------------------------------------------------------------------------------------
     Automatic Investment Plan                        $2,500                $100
     -------------------------------------------------------------------------------------
     403(b) Plan                                      $2,500                $100
     -------------------------------------------------------------------------------------

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations may require the Funds to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number at the time you open an account. Additional information may be required in certain circumstances. Applications without such information may be rejected. To the extent permitted by applicable law, the Funds reserve the right to place limits on transactions in your account until your identity is verified.

ADDITIONAL PURCHASE INFORMATION

The Funds do not issue certificates for shares.

If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Funds or the transfer agent. The Funds may redeem shares you own in this or another identically registered Choice Funds account as reimbursement for any such losses.

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You must provide the Funds with a Social Security Number or Taxpayer
Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Funds will be required to withhold Federal income tax at the rate set forth in applicable IRS Rules and Regulations from all of your dividends, capital gain distributions and redemptions.

The Funds are only offered and sold to residents of the United States. Your application may be rejected if it does not contain a U.S. address. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

The Funds may reject your investment if you are investing for another person as attorney-in-fact. The Funds may also reject any investment that lists "Power of Attorney" or "POA" in the registration section.

Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS

In addition to purchasing shares from the Funds, you may invest through a financial service agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer.

SELLING SHARES

You may sell your shares on any day the Funds are open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to seven days. The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Funds is not reasonably practical, a Fund cannot fairly determine the value of its net assets or the SEC permits the suspension of the right of redemption or postpones the date of payment of a redemption. You can redeem shares purchased by check at any time. However, while a Funds will process your redemption on the day they receives your request, they will not pay your redemption proceeds until your check has cleared, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.

BY MAIL

* Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.
* Sign the request exactly as the shares are registered. All registered owners must sign.
*    Include a signature guarantee, if necessary (see "Signature
     Guarantees," below).

MAIL YOUR REQUEST TO:
     REGULAR MAIL                  OVERNIGHT COURIER
     ------------                  -----------------
     Choice Funds                  Choice Funds
     P.O. Box 759                  803 West Michigan Street, Suite A
     Milwaukee, WI 53201-0759      Milwaukee, WI 53233

BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

Call 1-800-392-7107, between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $1,000 and as much as $50,000 by telephone.

                                                                  Page 13
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Redemption requests received in good order before close of trading on the
NYSE (typically, 4:00 p.m. Eastern time) on any day that the Funds are open for business will be processed at that day's NAV. Good order means that the request includes the Fund's name and your account number, the amount of the transaction (in dollars or shares), the signatures of all owners exactly as registered on the account, and any required signature guarantees. Redemption requests sent by facsimile will not be honored.

PLEASE NOTE THAT THE FUNDS MAY REQUIRE ADDITIONAL DOCUMENTS FOR
REDEMPTIONS BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES AND GUARDIANS. IF YOU HAVE ANY QUESTIONS ABOUT HOW TO REDEEM SHARES, OR TO DETERMINE IF A SIGNATURE GUARANTEE OR OTHER DOCUMENTATION IS REQUIRED, PLEASE CALL 1-800-392-7107.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any automatic purchase or systematic withdrawal plan that you have initiated for the account will be canceled.

If the amount you redeem is large enough to affect a Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

REDEEMING SHARES THROUGH THIRD PARTIES

A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Funds may accept redemption requests only from that provider.

TELEPHONE TRANSACTIONS

In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods. If you are unable to reach the Funds by telephone, please send your redemption request via overnight courier.

The Funds reserve the right to refuse a telephone redemption request if they believe it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES

The Funds will require the signature guarantee of each account owner to redeem shares in the following situations:

*    to change ownership on your account;
* to send redemption proceeds to a different address than is currently on the account;
*    to have the proceeds paid to someone other than the account's owner;
* to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;
* if a change of address request has been received by the transfer agent within the last 30 days; or
*    if your redemption is for $50,000 or more.

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Please note that a signature guarantee may not be sent by facsimile.

The Funds require signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions that participate in the Medallion Program. You should call the company or institution before seeking a signature guarantee to make sure it is a Medallion Program participant. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS

All Choice Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when a redemption or exchange leaves your account balance below $1,000, or you discontinue the automatic investment plan before you reach the minimum. We will notify you in writing before we close your account and you will have 60 days to add additional money to bring the balance up to $1,000 or to renew your automatic investment plan. This provision does not apply to retirement plan accounts or UGMA/UTMA accounts.

EXCHANGING SHARES

Fund to Fund Exchange. You may exchange shares in one Fund for shares in another Fund in writing or by calling the transfer agent at 1-800-392-7107 between 8:00 a.m. and 8:00 p.m. Eastern time. The minimum amount you may exchange is $2,500 for initial exchanges and $100 for subsequent exchanges.

The following additional rules and guidelines apply:

*    Each account must be registered identically;
*    You must meet the Fund's initial and subsequent investment minimums;
* You must obtain and read the Prospectus for the Fund into which you are exchanging;
* You may only exchange into Funds that are legally available for sale in your state.

If your order is received before close of trading on the NYSE (typically 4:00 p.m. Eastern time) on a day the Funds are open for business, it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and become a taxable event for you.

MONEY MARKET EXCHANGES

You may exchange all or a portion of your shares in a Fund for shares of the Northern Money Market Fund (the "Money Market Fund") at their relative net asset values and may also exchange back into a Fund without incurring any charges or fees. Exchanges into the Money Market Fund are subject to the minimum purchase and redemption amounts set forth in the Prospectus for the Money Market Fund. Before exchanging into the Money Market Fund, please read the Money Market Fund Prospectus carefully, which may be obtained by calling 1-800-392-7107. The Money Market Fund is not affiliated with the Adviser or the Funds.

When you exchange from a Fund into the Money Market Fund or make an initial purchase, dividends begin to accrue the day after the exchange or purchase. When you exchange a partial balance out of the Money Market Fund, your proceeds will exclude accrued and unpaid income from the Money Market Fund through the date of exchange. When exchanging your entire balance from the Money Market Fund, accrued income is automatically exchanged into the Fund you are exchanging into along with your principal.

LIMITATIONS ON EXCHANGES

The Funds believe that use of the exchange privilege by investors utilizing market-timing strategies adversely affects the Funds and their shareholders. Therefore, the Funds generally will not honor requests for exchanges by shareholders who identify themselves or are identified as "market timers." Market timers are investors who repeatedly make exchanges within a short period of time. The

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Funds reserve the right to suspend, limit or terminate the exchange privilege of any investor who uses the exchange privilege more than six times during any twelve month period, or, in the Funds' opinion, engages in excessive trading that would be disadvantageous to the Funds or their shareholders. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:

     * Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.

     * Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the transfer agent with any changes at 1-800-392-7107.

     * Transfer of account ownership. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, address and Taxpayer Identification Number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the transfer agent at 1-800-392-7107 to determine what additional documents are required.


                      SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Funds offer a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call
1-800-392-7107. You should consult with your legal and/or tax adviser before you establish a retirement account.

The Funds currently accept investments into the following kinds of retirement accounts:

*    Traditional IRA (including spousal IRA)
*    "Rollover" IRA
*    Roth IRA
*    SEP-IRA
*    403(b) Plans

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-392-7107.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call
1-800-392-7107.

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                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

WEB SITE

You can obtain the most current Prospectus and shareholder report for the Funds, as well as net asset values, applications and other Fund information, by visiting the Funds' web site at www.choicefunds.net.

AUTOMATIC INVESTMENT PLAN

To make regular investing more convenient, you can open an automatic investment plan with an initial investment of $2,500 and a minimum investment of $100 per month after you start your plan. We will automatically transfer from your checking or savings account the amount you want to invest on the 5th, 10th, 15th, 20th, 25th or last day of each month. There is no charge for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled and you will be responsible for any resulting losses to the Funds. You can terminate your automatic investment plan at any time by calling the Funds at least 10 days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-392-7107 for assistance.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. If your account balance is $10,000 or more, you may take systematic withdrawals of $500 or more on a monthly or quarterly basis. If the date of your withdrawal falls on a weekend or a holiday, the withdrawal will occur on the previous business day. The proceeds of a withdrawal can be sent to your address of record or sent by electronic transfer to your bank. This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate section of the purchase application or call 1-800-392-7107 for assistance.


                      OTHER SHAREHOLDER INFORMATION


SHAREHOLDER COMMUNICATIONS

CONFIRMATIONS

You will receive a confirmation each time you buy, sell or exchange Fund shares. Automatic investment plan participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

QUARTERLY AND ANNUAL STATEMENTS

You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS

The Funds send semi-annual and annual reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of each Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, the annual report discusses the factors that materially affected a Fund's performance for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

PROSPECTUS

Each year, the Funds send all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.

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      -------------------------------------------------------------

FORM 1099

Each year you will receive a Form 1099-DIV for each Fund from which you received a distribution in the preceding year and a Form 1099-B showing shares you sold during the year.

FORM 5498

If you contributed to an IRA or 403(b) plan during the year, you will receive a Form 5498 verifying your contribution.

DISTRIBUTION PLAN

The Funds have adopted a plan under Rule 12b-1 that allows the Funds to pay distribution and other fees for activities generally intended to result in the sale of their shares and for services provided to shareholders. These activities include advertising, compensation to the distributor and others for sales and marketing activities and materials, and shareholder account servicing. Under the plan, each Fund may pay a fee of up to 0.25% of its average daily net assets (computed on an annual basis). To the extent these fees are paid by a Fund, its expenses will increase. Because 12b-1 fees are paid out of a Fund's net assets on an ongoing basis, over time these fees will increase the cost of your investment and could cost long-term investors more than paying other types of sales charges.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Funds may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.


                   DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute virtually all of their net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A DIVIDEND from net investment income represents the income a Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. A CAPITAL GAIN is the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Funds will distribute any net realized capital gains annually, and the Focus Fund will distribute dividends annually, normally in December. The Balanced Fund will distribute dividends on a quarterly basis, typically in March, June, September and December. If a Fund is not able to correctly estimate capital gains, it will make an additional capital gains distribution in the first quarter of the next calendar year.

BUYING A DIVIDEND

Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive,

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                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-392-7107.

TAXES

You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of a Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of a Fund's net long-term capital gains are taxable to you as long-term capital gains. This is true regardless of how long you have held your Fund shares.

If you sell or exchange your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale or exchange of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax adviser about the tax consequences of an investment in a Fund.


                          FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand each Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

                            CHOICE FOCUS FUND

                                            Year Ended        Year Ended        Year Ended
                                             10-31-02          10-31-01          10-31-00
PER SHARE OPERATING PERFORMANCE*
NET ASSET VALUE, BEGINNING OF PERIOD           $5.52            $12.77            $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss                          (0.17)            (0.15)            (0.02)
  Net realized and unrealized gains (loss)
  on investments                               (2.18)            (7.07)             2.80
                                            ----------        ----------        ----------
  Total Income (Loss) from Investment
    Operations                                 (2.35)            (7.22)             2.78
                                            ----------        ----------        ----------
LESS DISTRIBUTIONS PAID:
  From net realized gains on investments         -               (0.03)            (0.01)
                                            ----------        ----------        ----------
  Total Distributions Paid                       -               (0.03)            (0.01)
                                            ----------        ----------        ----------
NET ASSET VALUE, END OF PERIOD                 $3.17             $5.52            $12.77
                                            ==========        ==========        ==========
TOTAL RETURN                                  (42.75)%          (56.63)%           27.81%
SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)    $2,586           $10,911           $57,802
  Ratio of expenses to average net assets,
    net of fees paid indirectly                 1.97%             1.88%             2.05%
  Ratio of expenses to average net assets,
    before fees paid indirectly                 2.61%             1.88%             2.05%
  Ratio of net investment loss to average
    net assets, net of fees paid indirectly    (1.43)%           (0.85)%           (0.26)%
  Ratio of net investment loss to average
    net assets, before fees paid indirectly    (2.07)%           (0.85)%           (0.26)%
  Portfolio turnover rate                      1,454%            1,239%            1,603%

*    Selected data for a share of capital stock outstanding throughout the period.

                                                                  Page 19
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      -------------------------------------------------------------

                          CHOICE BALANCED FUND

                                            Year Ended        Year Ended        Year Ended
                                             10-31-02          10-31-01          10-31-00
PER SHARE OPERATING PERFORMANCE*

NET ASSET VALUE, BEGINNING OF PERIOD           $8.42            $11.08            $10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income                         0.16              0.14              0.07
  Net realized and unrealized gain (loss)
    on investments                             (2.52)            (2.63)             1.01(2)
                                            ----------        ----------        ----------
  Total Income (Loss) from Investment
    Operations                                 (2.36)            (2.49)             1.08
                                            ----------        ----------        ----------

LESS DISTRIBUTIONS PAID:
  From net investment income                   (0.19)            (0.17)               -
                                            ----------        ----------        ----------
  Total Distributions Paid                     (0.19)            (0.17)               -
                                            ----------        ----------        ----------

NET ASSET VALUE, END OF PERIOD                 $5.87             $8.42            $11.08
                                            ==========        ==========        ==========

TOTAL RETURN(3)                               (28.92)%          (22.65)%           10.80%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)    $2,424           $15,522           $26,247
  Ratio of expenses to average net assets,
   net of waivers and fees paid indirectly(4)   1.73%             1.81%             2.00%
  Ratio of expenses to average net assets,
    before waivers and fees paid indirectly(4)  2.29%             1.81%             2.09%
  Ratio of net investment income to average
    net assets, net of waivers and fees paid
    indirectly(4)                               1.52%             1.46%             1.47%
  Ratio of net investment income to average
    net assets, before waivers and fees
    paid indirectly(4)                          0.96%             1.46%             1.38%
  Portfolio turnover rate(3)                     972%              951%              651%

* Selected data for a share of capital stock outstanding throughout the period.
(1)  Commenced operations on April 1, 2000.
(2) The amount shown may not correlate with aggregate gains and losses of portfolio securities due to timing of sales and redemption of Fund Shares.
(3)  Not annualized for periods less than a full year.
(4)  Annualized for periods less than a full year.



PAGE 20
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                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

PRIVACY NOTICE TO CUSTOMERS OF CHOICE

We at Choice, including Choice Investment Management, LLC, Choice Focus Fund, Choice Balanced Fund, Choice Long-Short Fund and Choice Market Neutral Fund, want you to know that we pride ourselves in our efforts to maintain the privacy, safeguarding and confidentiality of any personal financial information that you provide to us and that we obtain in connection with providing our financial products and services to you. We believe it is essential that we safeguard your personal financial information and have adopted these policies and procedures to protect it and to prevent it from being disclosed to parties that are not part of our network for providing you with our financial products and services.

To keep you informed of the steps we have taken towards protecting your personal information, we describe in this privacy notice the information we collect, our policies for keeping it confidential and our procedures for safeguarding it. We consider these matters to be of utmost importance and trust that the explanations below will help you to better understand how we protect your personal information.

INFORMATION WE COLLECT

In providing our products and services to you, we collect nonpublic personal information about you from these sources:

     1.   Information we receive from you on applications or other forms;
     2. Information about your transactions with us, our affiliates, or others; and
     3.   Information we receive from consumer reporting agencies.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about you to anyone, except to provide you with our financial products and services and to carry out your instructions, and except as permitted by law consistent with these policies.

NONPUBLIC PERSONAL INFORMATION

When we refer to "nonpublic personal information," we are referring to personally identifiable financial information that we collect about you in the process of providing you with our products and services, which information has not been lawfully made available to the general public. On the other hand, "publicly available information" (such as governmental real estate records, published telephone numbers, etc.) is information that is lawfully available to the general public. However, "nonpublic personal information" also includes any lists or other grouping of consumer information that are created using any "publicly available information" from one or more clients.

SAFEGUARDS FOR PROTECTING YOUR PRIVACY

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

ANY QUESTIONS?

If you have any questions about our privacy policies, our procedures for protecting your personal financial information or any other questions or comments, please feel free to contact:

Greg Drose, Chief Operating Officer
Choice Investment Management, LLC
5299 DTC Boulevard, Suite 1150
Greenwood Village, Colorado 80111
gdrose@choicefunds.net

                          FOR MORE INFORMATION

For more information about the Choice Funds, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information (SAI) contains more detailed information about the Funds. It is incorporated by reference into this Prospectus, which means that it is legally part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports discuss the Funds' holdings. The annual report describes the market conditions, economic trends and investment strategies that significantly affected each Fund's performance during its last fiscal year.

To obtain free copies of the SAI, annual or semi-annual reports, or to get other information about the Funds, please write or call us at:

          Choice Funds
          803 West Michigan Street, Suite A (for overnight deliveries) P.O. Box 759
          Milwaukee, WI 53233
          1-800-392-7107

You can also review and copy the SAI and other information about the Funds at the SEC Public Reference Room in Washington, D.C. Call 1-800-942-8090 for information on the operation of the Public Reference Room. Copies of the Funds' Prospectus and SAI, as well as reports and other information about Choice Funds are available on the EDGAR database on the SEC's Internet site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by e-mail at publicinfo@sec.gov.

Investment Company Act No. 811-09485











                                 [LOGO]

                    803 West Michigan Street, Suite A
                       Milwaukee, Wisconsin 83233
                             (800) 392-7107

                           www.choicefunds.net

                     CIM Securities, LLC Distributor

                   STATEMENT OF ADDITIONAL INFORMATION

                                 FOR THE


                              CHOICE FUNDS

                           __________________


                               FOCUS FUND

                              BALANCED FUND

This Statement of Additional Information should be read in conjunction with the Prospectus for the Choice Funds dated February 28, 2003, and is incorporated by reference in its entirety into such Prospectus. Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the Choice Funds based solely on the information contained herein. You may obtain copies of the Prospectus for the Choice Funds without charge by calling 1-800-392-7107 or by writing to Choice Funds, P.O. Box 759, Milwaukee, Wisconsin 53201-0759.

The following financial statements are incorporated by reference to the Annual Report dated October 31, 2002 of Choice Funds (File No. 811-09485) as filed with the Securities and Exchange Commission on December 19, 2002.

     1.   Schedules of Investments as of October 31, 2002
     2.   Statements of Assets and Liabilities as of October 31, 2002
     3.   Statements of Operations for the Year ended October 31, 2002
     4.   Statements of Changes in Net Assets for the years ended
          October 31, 2001 and October 31, 2002
     5.   Financial Highlights
     6.   Notes to Financial Statements
     7.   Report of Independent Accountants

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-392-7107.






  This Statement of Additional Information is dated February 28, 2003.

                            TABLE OF CONTENTS

                                                                     Page
                                                                     ----

FUND HISTORY AND CLASSIFICATION. . . . . . . . . . . . . . . . . . . . .1
     Non-Diversification . . . . . . . . . . . . . . . . . . . . . . . .1
     Investment Strategies and Risks . . . . . . . . . . . . . . . . . .1
          Initial Public Offerings . . . . . . . . . . . . . . . . . . .1
          Real Estate Investment Trusts. . . . . . . . . . . . . . . . .1
          U.S. Government Obligations. . . . . . . . . . . . . . . . . .2
          Foreign Securities . . . . . . . . . . . . . . . . . . . . . .2
          Securities of Companies with Limited Operating Histories . . .3
          Securities of Smaller Companies. . . . . . . . . . . . . . . .4
          Special Situations . . . . . . . . . . . . . . . . . . . . . .4
          Illiquid and Restricted Securities . . . . . . . . . . . . . .4
          Convertible Securities . . . . . . . . . . . . . . . . . . . .5
          Non-Investment Grade Securities. . . . . . . . . . . . . . . .6
          Zeros/Strips . . . . . . . . . . . . . . . . . . . . . . . . .8
          Rights and Warrants. . . . . . . . . . . . . . . . . . . . . .8
          Repurchase Agreements. . . . . . . . . . . . . . . . . . . . .8
          When-issued and Delayed Delivery Securities. . . . . . . . . .9
          Lending of Portfolio Securities. . . . . . . . . . . . . . . .9
          Standby Commitment Agreements. . . . . . . . . . . . . . . . 10
          Hedging Transactions . . . . . . . . . . . . . . . . . . . . 10
          Short Sales. . . . . . . . . . . . . . . . . . . . . . . . . 18
          Mortgage-Backed and Asset-Backed Securities (Balanced Fund). 18
     Investment Restrictions . . . . . . . . . . . . . . . . . . . . . 22
     Temporary Defensive Measures. . . . . . . . . . . . . . . . . . . 24
     Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . 24
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . 25
     Management Information. . . . . . . . . . . . . . . . . . . . . . 25
     Board of Trustees . . . . . . . . . . . . . . . . . . . . . . . . 27
     Audit Committee . . . . . . . . . . . . . . . . . . . . . . . . . 27
     Compensation. . . . . . . . . . . . . . . . . . . . . . . . . . . 28
     Control Persons and Principal Holders of Securities . . . . . . . 29
     Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . 30
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . 30
     Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . 30
     Administration and Fund Accounting. . . . . . . . . . . . . . . . 31
     Transfer Agent and Dividend-Paying Agent. . . . . . . . . . . . . 32
     Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
     Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . 32
     Legal Counsel . . . . . . . . . . . . . . . . . . . . . . . . . . 33
     Independent Accountants . . . . . . . . . . . . . . . . . . . . . 33
DISTRIBUTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . 33
BROKERAGE ALLOCATION AND OTHER PRACTICES . . . . . . . . . . . . . . . 34
     Brokerage Transactions. . . . . . . . . . . . . . . . . . . . . . 34
     Allocation. . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
     Brokerage Selection . . . . . . . . . . . . . . . . . . . . . . . 35
     Directed Brokerage. . . . . . . . . . . . . . . . . . . . . . . . 36
CAPITAL STRUCTURE. . . . . . . . . . . . . . . . . . . . . . . . . . . 36

PURCHASE, REDEMPTION AND PRICING OF SHARES . . . . . . . . . . . . . . 37
     Offering Price. . . . . . . . . . . . . . . . . . . . . . . . . . 37
     Exchanging Shares . . . . . . . . . . . . . . . . . . . . . . . . 38
     Retirement Accounts . . . . . . . . . . . . . . . . . . . . . . . 38
     Suspension of Redemptions . . . . . . . . . . . . . . . . . . . . 38
     Redemptions in Kind . . . . . . . . . . . . . . . . . . . . . . . 38
TAXATION OF THE FUNDS. . . . . . . . . . . . . . . . . . . . . . . . . 39
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 39
     Original Issue Discount . . . . . . . . . . . . . . . . . . . . . 39
     Options, Futures and Foreign Currency Forward Contracts;
      Straddles. . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
     Currency Fluctuations-"Section 988" Gains or Losses . . . . . . . 41
     Passive Foreign Investment Companies. . . . . . . . . . . . . . . 41
     Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . 42
     Disposition of Shares . . . . . . . . . . . . . . . . . . . . . . 42
     Backup Withholding. . . . . . . . . . . . . . . . . . . . . . . . 42
     Other Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . 43
CALCULATION OF PERFORMANCE INFORMATION . . . . . . . . . . . . . . . . 43
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 45
APPENDIX A (Description of Securities Ratings) . . . . . . . . . . . .A-1


No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Funds. The Prospectus does not constitute an offering by the Funds in any jurisdiction in which such offering may not lawfully be made.

                            FUND ORGANIZATION

Choice Funds is an open-end management investment company organized as a Delaware business trust on July 16, 1999 (the "Trust"). The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in series and classes. The Trust offers three series of shares in Prospectuses dated February 28, 2003, the Focus Fund and the Balanced Fund (collectively, the "Funds") and the Long-Short Fund.

                    INVESTMENT POLICIES AND PRACTICES

NON-DIVERSIFICATION (FOCUS FUND). The Focus Fund is classified as a "non-diversified" fund under the Investment Company Act, which means that the Fund is less limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. The Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

INVESTMENT STRATEGIES AND RISKS

The Focus Fund is a non-diversified fund that seeks capital appreciation. The Balanced Fund is a diversified fund that seeks both capital appreciation and current income. The Balanced Fund emphasizes capital appreciation, but invests at least 25% of its net assets in fixed income securities and at least 25% of its net assets in equity securities. The Prospectus describes each Fund's investment objective, as well as the principal investment strategies used to achieve that objective and the principal risks associated with such strategies. The following information supplements the discussion about the Funds set forth in the Prospectus under the headings "Fund Overview" and "Investment Practices and Risks."

INITIAL PUBLIC OFFERINGS. The Funds may invest in a company's securities at the time of the company's initial public offering (IPO). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Funds' Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Funds.

REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in securities issued by real estate investment trusts, i.e., "REITs." Such investments will not exceed 25% of the total assets of the Funds. REITs are trusts that sell equity or debt securities to investors using the proceeds to acquire real estate and interests in it. They may focus on particular regions and particular projects, or both, such as apartment complexes, the Southeast, or apartment complexes in the Southeast.

Through REIT ownership, the Funds could own real estate directly as a result of a REIT default. The Funds may be subject to the risks of real estate ownership as a result, including the difficulties associated with valuation, declines in real estate values, risks related to general economic conditions, environmental liability risks, tax increases, increased operational costs, and interest rate risk.

The value of a REIT security is vulnerable to changes in the value of the underlying real estate. REITs are dependent on the skills of their management, and are not diversified. REITs are subject also to heavy cash flow dependency, defaults of borrowers, self-liquidation and, if not registered as an investment company, the possibility of failing to maintain exemption from the registration requirements of the Investment Company Act. Interest rate fluctuations may also affect the value of any debt securities held by the REIT.

REITs are managed by advisers. These advisers are compensated for their services. An investor in the Funds should understand that when and if the Funds invest in a REIT, the Funds' investors will be paying directly for the management services of the Portfolio Manager of the Funds through the fees charged by the Funds, and will be paying indirectly for the management services of the REIT adviser because the Funds are charged for the REIT adviser's services.

U.S. GOVERNMENT OBLIGATIONS. The Funds may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities (the Focus Fund may do so only as a temporary defensive measure). Some of the obligations purchased by the Funds, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, generally, they are backed indirectly by the U.S. Government. Some of the agencies are backed indirectly by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S. Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to a Fund itself.

FOREIGN SECURITIES. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Funds, whose investment portfolios include foreign securities, may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of u.s. companies. These markets may be subject to greater influences by adverse events generally affecting the market and by large investors trading significant blocks of securities than is usual in the United States. Securities registration, custody and settlements may in some instances be subject to delays and legal and administrative uncertainties.

The Funds may invest without limitation in securities of foreign issuers that are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, information available concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Investments in foreign securities involve special risks and costs in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on the

Funds' foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Funds may be subject to greater fluctuation than securities of domestic companies.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country and the Funds' investments. In the event of expropriation, nationalization or other confiscation, the Funds could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders, such as the Funds, than that provided by U.S. laws.

Changes in foreign currency exchange rates will affect the value of the Funds' portfolio securities denominated or quoted in currencies other than the U.S. dollar, as well as the unrealized appreciation or depreciation of such investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are affected in turn by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. In addition, the Funds may invest in the securities of companies located in countries that may utilize the Euro as a unit of currency and exchange. In addition to the traditional risks involved in dealing with foreign currencies, the added volatility of dealing with fluctuations in the Euro pose increased risks to the Funds and the value of securities issued by companies in Euro zone nations.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons only to a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls at times may limit or preclude investment in certain securities and may increase the costs and expenses of the Funds. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including the need for certain advance government notification or authority in some cases, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

Issuers of securities in foreign jurisdictions generally are not subject to the same degree of regulation as are U.S. issuers - with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is available publicly about certain non-U.S. issuers than is available about U.S. issuers.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. The Funds may invest in securities of companies with limited operating histories. The Adviser considers these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult for the

Adviser to evaluate the company's growth prospects. As a result, the Adviser's investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

SECURITIES OF SMALLER COMPANIES. The Funds may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements, because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which the Funds invest may have limited product lines, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

SPECIAL SITUATIONS. The Funds may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situation that may significantly affect the value of their securities. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or which enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or which are believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

ILLIQUID AND RESTRICTED SECURITIES. The Funds are authorized to invest up to 15% of their net assets in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Illiquid securities generally include (i) direct placements or other securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Funds may not be able to realize the price at which they are carried on the Funds' books upon sale. The Portfolio Manager will monitor the illiquidity of the Funds' investments in such securities. Rule 144A securities will not be treated as 'illiquid' for purposes of this limit on investments if they meet certain liquidity guidelines established by the Funds or the Adviser. Rule 144A securities may become illiquid if the financial institutions and other institutional investors that compose this market exercise their discretion not to trade them.

The Funds may not be able readily to sell securities for which there is no ready market. To the extent these securities are foreign securities, there is no law in many of the countries in which the Funds may invest similar to the Securities Act of 1933 (the "Securities Act") under which an issuer is required to register an offering of securities with a governmental agency or imposing legal restrictions on the resale of securities, either as to length of time the securities may be held or manner of resale. There may, however, be contractual restrictions on the resale of securities.

Investments in illiquid securities involve certain risks to the extent that the Funds may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Funds might have to incur the potentially substantial expense and delay associated with effecting registration. The Funds may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Funds management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Funds.

The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Adviser considers such factors as (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC"), including repurchase agreements maturing in more than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Funds' limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Funds may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Funds might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Funds should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities that are not readily marketable, the Funds will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

CONVERTIBLE SECURITIES. The Funds may invest in convertible securities. A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, a Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

In selecting convertible securities for the Funds, the Adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of a Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be increasingly influenced by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

A Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by a Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

NON-INVESTMENT GRADE SECURITIES. The Funds have the authority to invest in convertible debt securities that are of a quality less than investment grade (so-called "junk bonds"). The Funds have no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, a Fund will not invest in any securities in default at the time of purchase, and will limit its investment in non-investment grade convertible debt securities to no more than 20% of its net assets at the time of purchase. In addition, investment grade bonds in which a Fund invests may be downgraded. If convertible securities purchased by a Fund are downgraded following purchase, or if other circumstances cause more than 20% of the Fund's assets to be invested in convertible securities rated below investment grade, the Trustees of the Fund will consult with the Adviser to determine what action, if any, is appropriate in light of all relevant circumstances.

Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. There remains some uncertainty about the performance level of the market for lower quality securities. A prolonged recession or economic downturn could severely disrupt the market for and adversely affect the value of such securities.

All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, the Funds might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in a Fund's net asset value.

As previously stated, the value of a junk bond security will generally decrease in a rising interest rate market. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of junk bond securities, a Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

PAYMENT EXPECTATIONS. Junk bond securities typically contain redemption, call or prepayment provisions that permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not fully reflect the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser continually monitors the Funds' investments and carefully evaluates whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Funds may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities, there may not be an established retail secondary market for certain of these securities. The secondary trading market is generally not as liquid as the secondary market for higher-rated securities, which may have an adverse impact on the market price of the security and may also make it more difficult for the Funds to obtain accurate market quotations for purposes of valuing the Funds. Market quotations for certain junk bond issues may only be available from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality are also likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. The Funds will generally reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Funds of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

ZEROS/STRIPS. The Funds may invest in zero coupon bonds or in strips. Zero coupon bonds are sold at a discount from face value and do not make regular interest payments. Such bonds pay principal and accreted discount (representing interest accrued but not paid) at maturity. "Strips" are debt securities that are stripped of their interest coupons after the securities are issued, but are otherwise comparable to zero coupon bonds. These securities are issued at a discount from their face value because interest payments are typically postponed until maturity. The amount of discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market values of zero coupon bonds and strips generally fluctuate in response to changes in interest rates to a greater degree than do interest-paying securities of comparable terms and quality.

RIGHTS AND WARRANTS. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date. The Funds will invest in rights or warrants only if the underlying equity securities themselves are deemed appropriate by the portfolio manager for inclusion in the fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying securities, although the value of a right or warrant may decline because of a decrease in the value of the underlying stock, the passage of time, a change in perception as to the potential of the underlying stock or any combination of these factors.

REPURCHASE AGREEMENTS. The Funds may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Funds' acquisition of the securities and normally will be within a shorter period of time. A Fund will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 15% of the Fund's total assets would be invested in repurchase agreements and other illiquid securities.

Securities subject to repurchase agreements are held either by the Funds' custodian or subcustodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement will be required to maintain the value of the securities subject to the agreement in an amount at least equal to the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to a Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, a Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of a Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. The Adviser will acquire repurchase agreements in accordance with procedures established by the Trust's Board of Trustees that are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Funds may purchase and sell securities on a when-issued or delayed delivery basis. However, the Funds do not currently intend to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of their respective total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Funds) are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in a Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions may generally be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by a Fund until it receives delivery or payment from the other party to the transaction.

When a Fund purchases securities on a when-issued basis, it will maintain in a segregated account with UMB Bank, n.a., the Funds' custodian ("Custodian") such cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of a Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. Each Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, a Fund will be attempting to generate income through the receipt of interest on the loan which, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

A Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act, or the rules and regulations or interpretations of the SEC thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest bearing short-term investments, and
(e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities.

A Fund bears risk of loss in the event that the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. A Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 33-1/3% of the value of the Fund's total assets. Loan arrangements made by the Funds will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Funds' trustees.

STANDBY COMMITMENT AGREEMENTS. These agreements commit the Funds, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Funds at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. at the time of entering into the agreement, the Funds are paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.50% of the aggregate purchase price of the security the Funds have committed to purchase. The Funds will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Funds and unavailable on a firm commitment basis. The Funds will limit their investment in such commitments so that the aggregate purchase price of the securities subject to the commitments will not exceed 50% of its assets immediately prior to the time of making the commitment.

There is no guarantee the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Funds will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Funds.

HEDGING TRANSACTIONS. Each Fund is authorized to make limited use of certain types of futures, forwards and/or options, but only for the purpose of hedging, that is, to protect against market risk due to market movements that may adversely affect the value of the Funds' securities or the price of securities that the Funds are considering purchasing. The utilization of futures, forwards and options is also subject to policies and procedures that may be established by the Trustees from time to time. In addition, the Funds are not required to hedge. Decisions regarding hedging are subject to the Adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the Adviser considers pertinent. No assurance can be given that any of these instruments will be available to the Funds on a cost-effective basis, that they will be used or, if used, will achieve the intended result.

A hedging transaction may partially protect a Fund from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Funds' opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by a Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Funds, may exceed the premium received for the option. However, a Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Funds are attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that a Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by a Fund, the Fund will be required to maintain liquid assets in a segregated account with its custodian bank or to set aside portfolio securities to "cover" its position in these contracts.

The principal risks of the Funds utilizing futures transactions, forward contracts and options are: (a) losses resulting from market movements not anticipated by the Funds; (b) possible imperfect correlation between movements in the prices of futures, forwards and options and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance that a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance that the counterparty to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and (e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when a Fund enters into an over-the-counter contract with a counterparty, the Funds will assume counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

Following is additional information concerning the futures, forwards and options that a Fund may utilize, provided that no more than 5% of the Funds' net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, a Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

OPTIONS. The Funds may purchase and write (i.e. sell) put and call options. Such options may relate to particular securities or stock indices, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing
Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500(R) Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100(R). Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are currently traded on the Chicago Board Options Exchange, the New York Stock

Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

A Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Funds will have incurred a loss in the transaction. There is no assurance that a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by a Fund expires unexercised, that Fund realizes a loss equal to the premium paid. If a Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by a Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by a Fund is exercised, the proceeds of the sale will be increased by the net premium originally received and the Fund will realize a gain or loss.

CERTAIN RISKS REGARDING OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons which include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Funds of options on stock indices will be subject to the ability of the Adviser to correctly predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, a Fund's ability to effectively hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as a Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, a Fund will bear the risk that the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible that there may be a negative correlation between the index and a Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent that the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance that a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If a Fund is unable to close out a call option on securities that it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If a Fund is unable to effect a closing sale transaction with respect to options on securities that it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

COVER FOR OPTIONS POSITIONS. Transactions using options (other than options that a Fund has purchased) expose the Fund to an obligation to another party. A Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Funds will segregate assets to cover transactions in which the Funds write or sell options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of a Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the mark-to-market value of the underlying instruments, in most cases the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the instruments.

The Funds may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

The Funds may also purchase and sell single security futures ("SSFs"), very new financial instruments traded on a totally electronic futures exchange called the Nasdaq Liffe Markets ("NQLX"), operated jointly by the Nasdaq Stock Market and the London International Financial Futures and Options Exchange. SSF contracts are standardized agreements to buy or sell 100 shares of a particular stock on a specified date in the future at a price set today, like most other futures contracts. The Fund likely will utilize SSFs to short a position in a stock when such a position is not allowed under securities market rules (i.e., no up-tick), and may also purchase long and short SSFs to hedge positions in particular stocks.

Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when a futures contract is entered into. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to a Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Funds' investment limitations. A Fund will incur brokerage fees when it buys or sells futures contracts.

In the event of the bankruptcy of the FCM that holds margin on behalf of a Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCM's other customers. The Funds will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Funds do business and by depositing margin payments in a segregated account with the Funds' custodian for the benefit of the FCM when practical or otherwise required by law.

Where applicable, the Funds intend to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the futures markets. Accordingly, a Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets.

Although a Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

The acquisition or sale of a futures contract may occur, for example, when a Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, a Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. A Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows a Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, a Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and a Fund could buy equity securities on the cash market.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Funds still may not result in a successful use of futures.

FUTURES CONTRACTS ENTAIL ADDITIONAL RISKS. Although a Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if a Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if a Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices which reflect the rising market and may occur at a time when the sales are disadvantageous to a Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, each Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to a Fund will not match exactly the Fund's current or potential investments. (The advent of SSFs may change this premise, but they are so new to the marketplace, any definitive statement as to their impact would be premature and based on theory more than fact and experience.) A Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments closely correlate with a Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between a Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. A Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in a Fund's futures positions are poorly correlated with its other investments, its futures positions may fail to produce desired gains or result in losses that are not offset by the gains in the Fund's other investments.

Because futures contracts are generally settled within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide superior liquidity to the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for a Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, a Fund may not be able to promptly liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The Funds may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives a Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based or the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, a Fund may buy a call option on a futures contract to hedge against a market advance, and a Fund might buy a put option on a futures contract to hedge against a market decline.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, a Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option a Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, a Fund's losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, a Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk a Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the options bought.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. Each Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Funds may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Funds' objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Funds' possible principal uses of forward foreign currency exchange contracts ("forward currency contracts"). A Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. A Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). A Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. A Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on a Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting a Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for a Fund than if it had not entered into such contracts.

A Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that a Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's Custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, a Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Funds may not always be able to enter into forward contracts at attractive prices and may be limited in their ability to use these contracts to hedge Fund assets. In addition, when a Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, each Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

SHORT SALES. The Funds may seek to realize additional gains through short sales. Short sales are transactions in which a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, a Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, a Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A Fund also will incur transaction costs in effecting short sales.

A Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest a Fund may be required to pay, if any, in connection with a short sale.

The Funds may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by a Fund is borrowed and sold short.

Whenever a Fund engages in short sales, it segregates liquid securities in an amount that, when combined with the amount of collateral deposited with the broker in connection with the short sale, equals the current market value of the security sold short. The segregated assets are marked to market daily.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES (BALANCED FUND). The Balanced Fund may invest in certain mortgage-backed and asset-backed securities. Mortgage-backed securities are securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans secured by real property. Asset-backed securities are similar, except that they are backed by assets other than mortgages, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). The Fund will only invest in mortgage-backed securities that are insured or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgage-backed or asset-backed securities that are rated in the top two investment categories by a nationally recognized rating agency. In addition to credit and market risk, mortgage- and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time.

The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counter-party. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage- or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down. In times of financial stress, the secondary market for asset-backed securities may not be as liquid as the market for other types of securities.

The primary risk of any mortgage-backed or asset-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Special Risks of Mortgage-Backed Securities" below for more information about prepayment and extension risks. Also, see the subheading "Asset-Backed Securities" below for more information about asset-backed securities.

There are currently three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and
(iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. The Balanced Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. FHLMC generally guarantees only the ultimate collection of principal of the underlying mortgage loans.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. The Balanced Fund may also invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as Mortgage Assets). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P or Baa by Moody's) or, if unrated, are determined to be of comparable quality.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, the market prices of and yield on these tranches generally are more volatile.

The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PAC Bonds generally require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

The Fund may not invest in "stripped" mortgage-backed securities
(interest-only securities or principal-only securities) or in mortgage-backed securities known as "inverse floaters."

ADJUSTABLE RATE MORTGAGES. The Balanced Fund may also invest in adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Usually, these securities are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities typically are not guaranteed by an entity having the credit status of GNMA, FNMA and FHLMC, these securities generally are structured with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P/Moody's) or above.

SPECIAL RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have certain different characteristics than traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time, usually without penalty. Changes in the rate of prepayments will generally affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest that is higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income which, when distributed to shareholders, will be taxable as ordinary income.

Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although generally the value of fixed-income securities increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Mortgage-backed securities generally decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors that involve estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not accurately reflect the price volatility of such securities. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

The Fund's investments in mortgage derivative securities also subject the Fund to extension risk. Extension risk is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk may effectively change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Long-term securities generally fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P/Moody's) or above.

ASSET-BACKED SECURITIES. The Balanced Fund may also invest in asset-backed securities. Asset-backed securities are securities that represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and are subject to many of the same risks. See the subheading "Special Risks of Mortgage-Backed Securities" above for a discussion of those risks. In addition, asset-backed securities involve certain risks that are not posed by mortgage-backed securities, since asset-backed securities do not usually contain the complete benefit of a security interest in the related collateral. For example, credit card receivables generally are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities. New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with its investment objective and policies and applicable legal requirements.

INVESTMENT RESTRICTIONS

The Funds have adopted certain investment restrictions consistent with their respective investment objectives. Unless otherwise noted, whenever an investment restriction states a maximum percentage of a Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with a Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in restriction 7 below.

A Fund's fundamental restrictions cannot be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

The following are the Funds' fundamental investment restrictions. Except as otherwise noted, a Fund may not:

1. Issue senior securities, except as permitted under the Investment Company Act of 1940 (the "Investment Company Act"); provided, however, the Funds may engage in transactions involving options, futures and options on futures contracts.

2. Lend money or securities (except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities); provided, however, that the Funds may make loans to affiliated investment companies to the extent permitted by the Investment Company Act or any exemptions therefrom that may be granted by the SEC.

3. (Balanced Fund only) With respect to seventy-five percent (75%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more that five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than ten percent (10%) of the outstanding voting securities of any one issuer.

4. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies primarily engaged in the same industry.

5. Act as an underwriter or distributor of securities other than shares of the Funds except to the extent that a Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933 ("Securities Act") by virtue of disposing of portfolio securities.

6. Purchase or sell real estate (but this shall not prevent a Fund from investing in securities that are backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

7. Borrow money, except that a Fund may borrow money from a bank or affiliated investment companies to the extent permitted by the Investment Company Act or any exemption therefrom that may be granted by the SEC or for temporary or emergency purposes (not for leveraging) in an amount not exceeding 25% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings), or pledge, mortgage or hypothecate its assets, except to secure indebtedness, and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets. Transactions involving options, futures and options on futures, will not be deemed to be borrowings if properly covered by a segregated account where appropriate. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

8. Purchase or sell physical commodities or commodities contracts unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a Fund from engaging in transactions involving foreign currencies, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by physical commodities).

The Trustees have adopted additional investment restrictions for the Funds. These restrictions are operating policies of the Funds and may be changed by the Trustees without shareholder approval.

The Funds may not:

1. Purchase securities of other investment companies except to the extent permitted by the Investment Company Act and the rules and regulations thereunder.

2. Make investments for the purpose of exercising control or management of any company except that the Funds may vote portfolio securities in the Funds' discretion.

3. Acquire illiquid securities if, as a result of such investments, more than 15% of a Fund's net assets (taken at market value at the time of each investment) would be invested in illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities.

4. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, a Fund may (i) purchase or sell futures contracts and options on futures, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indices, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of Choice Investment Management, LLC, investment adviser to the Funds (the "Adviser") to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

5. Purchase or sell securities on a when-issued or delayed delivery basis, if, as a result, more than 5% of a Fund's total assets taken at market value at the time of purchase would be invested in such securities.

6. Purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, except for hedging purposes; provided that no more than 5% of a Fund's net assets at the time of purchase may be invested initial margins for financial futures transactions and premiums for options, and provided further that a Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

7. (Focus Fund only.) With respect to fifty percent (50%) of its total assets, purchase (a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than 10% of the outstanding voting securities of any one issuer.

In determining industry classifications with respect to the Funds, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by a Fund, does not exceed 10% of the value of the Fund's assets.

TEMPORARY DEFENSIVE MEASURES. Each Fund may increase its investment in government securities, and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis, when its Advisor believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, a Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

PORTFOLIO TURNOVER RATE. The Funds may engage in a high level of trading in seeking to achieve their investment objectives. The portfolio turnover rate for a Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in a Fund's portfolio are replaced in a one-year period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Funds are not restricted by policy with regard to portfolio turnover and will make changes in their investment portfolios from time to time as business and economic conditions as well as market prices may dictate. Higher portfolio turnover rates result in correspondingly higher brokerage costs for the Funds. Although the existence of a higher portfolio turnover rate has no direct correlation to the tax liability of a Fund, sales of certain stocks will result in realized gains, and, possibly, in increased taxable distributions to shareholders.

                         MANAGEMENT OF THE FUNDS

MANAGEMENT INFORMATION

Information regarding the Board of Trustees and officers of the Choice Funds, a Delaware business trust, including their principal business occupations during at least the last five years, is set forth below. Each trustee who is an "interested person," as defined in the Investment Company Act, is identified as such. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Trust since September 30, 1999.

                    INTERESTED OFFICERS AND TRUSTEES

                             POSITIONS HELD
NAME, ADDRESS AND AGE          WITH TRUST         PRINCIPAL OCCUPATION
---------------------          ----------         --------------------
Patrick S. Adams              President, CEO,     President and Director, Choice Investment
DOB:  1960                   Trustee, Chairman    Management, LLC, since August 1999. Senior Vice
5299 DTC Boulevard             of the Board       President to Berger Associates, Executive Vice
Englewood, Colorado 80111    (term unlimited)     President and Portfolio Manager of the Berger 100
(husband of Sharon E. Adams)                      Fund, President and Portfolio Manager of the
                                                  Berger IPT-100 Fund, President and co-Portfolio
                                                  Manager of the Berger IPT-Growth and Income Fund
                                                  and Executive Vice President and co-Portfolio
                                                  Manager of the Berger Growth and Income Fund since
                                                  February 1997. President and co-Portfolio Manager
                                                  of the Berger Balanced Fund from August 1997, and
                                                  President and Portfolio Manager of the Berger
                                                  Select Fund from December 31, 1997 until April
                                                  1999. Senior Vice President from June 1996 to
                                                  January 1997 with Zurich Kemper Investments
                                                  (mutual fund). Portfolio manager from March 1993
                                                  to May 1996 with Founders Asset Management, Inc.

Gregory S. Drose                  Treasurer       Chief Operating Officer of Choice Investment
DOB:  1964                                        Management, LLC since November 1999. President,
5299 DTC Boulevard                                CIM Securities, LLC, August 2002 to present. Vice
Englewood, Colorado 80111                         President of Marketing/Due Diligence, D.E. Frey &
                                                  Company, Inc. from September 1998 to November 1999.
                                                  Vice President/Branch Manager for Owen-Joseph
                                                  Securities from June 1995 to June 1998. Director of
                                                  Student Loans and Accounts, The Colorado College
                                                  from November 1993 to May 1995.

                             POSITIONS HELD
NAME, ADDRESS AND AGE          WITH TRUST         PRINCIPAL OCCUPATION
---------------------          ----------         --------------------
Sharon E. Adams                 Secretary         Vice President of Choice Investment Management,
DOB:  1963                                        LLC since August 1999. Full-time homemaker from
5299 DTC Boulevard                                1993 until August 1999. Account executive--outside
Englewood, Colorado 80111                         sales for Sprint from 1990 to 1993. Sales manager
(wife of Patrick S. Adams)                        for Allnet Communications from 1989 to 1990.

                          INDEPENDENT TRUSTEES

Gerard M. Lavin                   Trustee         President and director of West Side Investments
DOB:  1942                   (term unlimited)     (financial management) from February 1998 to
5299 DTC Boulevard                                present.. President and a director of Berger 100
Englewood, Colorado 80111                         Fund and Berger Growth and Income Fund, and
                                                  President and a trustee of Berger Investment
                                                  Portfolio Trust and Berger Omni Investment Trust
                                                  from February 1997 through May 1999. President and
                                                  a trustee of Berger/BIAM Worldwide Portfolios Trust
                                                  and Berger/BIAM Worldwide Funds Trust from May 1996
                                                  through May 1999. President and a trustee of Berger
                                                  Institutional Products Trust from October 1995
                                                  through May 1999. President and a director of Berger
                                                  Associates, Inc. from April 1995 to May 1999. Member
                                                  and Chairman of the Board of Managers and Chief
                                                  Executive Officer on the Management Committee of BBOI
                                                  Worldwide LLC (subsidiary of mutual fund complex)
                                                  from November 1996 to May 1999. Director of First
                                                  of Michigan (broker) from May 1996 to August 1998. A
                                                  Vice President of DST Systems, Inc. (data processing)
                                                  from July 1995 to February 1998. President and Chief
                                                  Executive Officer of Investors Fiduciary Trust Company
                                                  (banking) from February 1992 to March 1995.

Dr. Richard A. Hathaway           Trustee         Physician with Colorado Permanente since 1992. Dr.
DOB:  1961                    (term unlimited)    Hathaway is a board certified orthopedic surgeon.
2045 Franklin Street
Denver, Colorado 80205

BOARD OF TRUSTEES

As a Delaware business trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. The Board is composed of three members, two of whom are independent directors. It is the responsibility of the Board of Trustees to select the investment adviser and auditor of the Funds, to make certain that the appropriate policies and controls are in place, that those policies and controls are followed, and in general, that the Funds are operated and managed in the best interest of shareholders and in compliance with all statutes, rules, regulations and internal policies.

1. AUDIT COMMITTEE. The Board has established an Audit Committee composed of the two independent directors, Mr. Lavin and Dr. Hathaway. The Audit Committee has adopted a charter, in which the purpose, duties and responsibilities of the Committee are set forth. The Audit Committee meets separately at least once each year to review the annual audit with the auditor and appoint an auditor for the following year. The Audit Committee met twice in the fiscal year ended October 31, 2002. In general, the Audit Committee is charged with setting, maintaining and reviewing the adequacy of controls, audit and findings, to inquire of management and the independent accountants about significant risks and exposures and the steps management has taken to minimize such risks to the Trust, to review practices for compliance with procedures, to review with counsel, legal and regulatory matters that may have a material impact on the Trust's financial statements, related compliance policies and programs, as well as reports received from regulators, to review annually with management the results of the monitoring of compliance with the Trust's and Adviser's Code of Ethics and to review filings with the SEC and other published documents containing the Trust's financial statements and consider whether the information contained in those documents is consistent with the information contained in the financial statements.

The current Investment Advisory Agreement between Choice Funds is dated December 1, 2000. The Investment Advisory Agreement has an initial term of one year and thereafter is required to be re-approved annually by the Board of Trustees of the Trust or by vote of a majority of each Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the Funds' Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was approved by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party on November 1, 2000. The initial Investment Advisory Agreement was approved by the vote of a majority of the Trustees who are not parties to the initial Investment Advisory Agreement or interested persons of any such party on September 30, 1999, by the initial shareholder of the Focus Fund on September 30, 1999, and by the initial shareholder of the Balanced Fund on March 25, 2000. The Investment Advisory Agreement is terminable without penalty on 60 days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

At its meeting on October 29, 2002, the Board of Trustees conducted a review of the Investment Advisory Agreement, including, but not limited to, review the Adviser's commitments under the Investment Advisory Agreement to be assured it is meeting its obligations to provide the specified services. At the meeting, the Board reviewed the Adviser's commitments under the Agreement to provide the specified facilities and the records from the prior fiscal year to be assured that the Adviser is being compensated in a manner consistent with the IA Agreement in place to assure itself that the Adviser is in a position to continue to perform the functions required in the IA Agreement for the next year

In addition, the Board reviewed and considered the Adviser's personnel and methods of analysis, the investment performance for the Funds, he terms of the IA Agreement going forward, the Adviser's compensation structure given the profitability of the Funds, the Adviser's financial condition and stability, any possible Adviser conflicts of interest, the Funds' brokerage and portfolio transactions, sales and redemptions, the Adviser's three to four year business plan, the plans to open a new fund series called the Market Neutral Fund, the expense ratios, high portfolio turnover rate and the efforts of the Adviser to lower costs related to them. The Agreement was continued by the Board for the fiscal year ending October 31, 2003.

COMPENSATION

The Trustees of the Trust who are officers of the Adviser receive no remuneration from the Funds. Therefore, Mr. Adams, Mr. Drose and Ms. Adams do not receive remuneration from the Trust for serving as trustees or officers. Each of the other Trustees will be paid an annual retainer fee of $2,500, will be paid the sum of $1,000 per meeting attended and will be reimbursed for the expenses of attending meetings.

COMPENSATION TABLE*

-------------------------------------------------------------------------
                        Total Compensation from    Aggregate Compensation
Name of Person           Trust Paid to Trustees          from Trust
-------------------------------------------------------------------------
Patrick S. Adams                   $0                         $0
-------------------------------------------------------------------------
Gerard M. Lavin                 $5,500                     $5,500
-------------------------------------------------------------------------
Dr. Richard A. Hathaway         $5,500                     $5,500
-------------------------------------------------------------------------

* The Trust has not adopted any pension or retirement plans for the officers or Trustees of the Trust. Therefore, there have been no benefits accrued as part of Trust expenses nor are there estimated currently to be any annual benefits upon retirement.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

The following persons owned of record or were known by the Funds to own beneficially more than 5% of the Funds' outstanding equity securities as of January 31, 2003:

     *    Charles Schwab & Co., Inc.,* 101 Montgomery Street, San
          Francisco, CA 94104, owned 11.94% of the outstanding shares of the Focus Fund and 16.49% of the outstanding shares of the Balanced Fund.

     * Pershing LLC,* P.O. Box 2052, Jersey City, NJ 07303, owned 7.77% of the outstanding shares of the Focus Fund.

     * McDonald Investments, Inc.* 4900 Tiedman Road, Brooklyn , OH 44144, owned 16.27% of the outstanding shares of the Focus Fund and 6.19% of the outstanding shares of the Balanced Fund.

     * IMS & Co.,* P.O. Box 3865, Englewood, CO 80155, owned 28.20% of the outstanding shares of the Focus Fund.

     * Landhuis, Leroy A., 212 North Wahsatch Avenue, Suite 301, Colorado Springs, CO 80903, beneficially owned 5.34% of the outstanding shares of the Focus Fund.

     * Love in Action,* 212 North Wahsatch Avenue, Suite 301, Colorado Springs, CO 80903, owned 5.20% of the outstanding shares of the Balanced Fund.

     * National Financial Services Corp.,* One World Financial Center, 200 Liberty Street, New York, NY 10281, owned 5.14% of the outstanding shares of the Focus Fund and 25.75% of the outstanding shares of the Balanced Fund.

     * Banc of America Securities LLC,* 200 North College Street, 3rd Floor, Charlotte, NC 28255, owned 6.12% of the outstanding shares of the Balanced Fund.

     * Jupiter & Co., c/o Investors Bank & Trust, P.O. Box 9130, Boston, MA 02117, beneficially owned 26.84% of the outstanding shares of the Balanced Fund.

*Shareholder of record, not beneficial owner.

As of January 31, 2003, the officers and directors of the Funds, as a group, owned 2.5% of the outstanding securities of the Focus Fund and less than 1% of the outstanding securities of the Balanced Fund.

CODE OF ETHICS

The Trust and the Adviser have each adopted Codes of Ethics under Rule 17j-1 of the Investment Company Act. Each such Code permits the personnel subject to such Code to invest in securities that may be purchased or held by a Fund.

                 INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER. The investment adviser to the Funds is Choice Investment Management, LLC (the "Adviser"). The Adviser was organized as a Colorado limited liability company on August 27, 1999. Patrick S. Adams is the founder and President of the Adviser and owns 62.50% of the outstanding membership interests of the Adviser. As such, he controls the Adviser. Patrick Adams also serves as President and Chief Executive Officer of the Trust. Pursuant to an Investment Advisory Agreement entered into between the Trust on behalf of the Funds and the Adviser (the "Investment Advisory Agreement"), the Adviser provides continuous investment advisory services to the Funds. The Adviser also provides the Funds with office space, equipment and personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties.

As compensation for its services, the Focus Fund and the Balanced Fund pay to the Adviser an advisory fee at the annual rate, respectively, of 1.0% and 0.75% of such Funds' average daily net assets. The advisory fee is accrued daily and paid monthly. For the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, respectively, the Adviser earned $424,757, $356,662 and $99,368 from the Focus Fund and $83,186,
$153,969 and $83,663 from the Balanced Fund.

The Investment Advisory Agreement provides that the Adviser shall not be liable to the Funds or their shareholders for any error of judgment or mistake of law or for anything other than willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties. The Investment Advisory Agreement also provides that nothing therein shall limit the freedom of the Adviser and its affiliates to render investment supervisory and corporate administrative services to other investment companies, to act as investment adviser or investment counselor to other persons, firms or corporations, or to engage in other business activities.

The Investment Advisory Agreement permits the Adviser to seek reimbursement of any reductions made to its management fee and payments made to limit expenses which are the responsibility of the Funds within the three-year period following such reduction, subject to the Funds' ability to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for on the financial statement of a Fund as a contingent liability of such Fund until such time as it appears that the Fund will be able to effect such reimbursement. At such time as it appears probable that a Fund is able to effect such reimbursement, the amount of reimbursement that such Fund is able to effect will be accrued as an expense of the Fund for that current period.

ADMINISTRATION AND FUND ACCOUNTING. UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 ("UMBFS") has agreed to provide various administrative and fund accounting services to the Funds under an Administration and Fund Accounting Agreement dated October 31, 1999 (the "Administration Agreement"). UMBFS's services include, but are not limited to, the following: calculating daily net asset values for the Funds; overseeing the Funds' Custodian; assisting in preparing and filing all federal income and excise tax filings (other than those to be made by the Funds' Custodian); overseeing the Funds' fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; assisting in the preparation of financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations. UMBFS is an affiliate of UMB Bank, n.a., the Funds' custodian.

UMBFS, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The initial term of the Administration Agreement was in effect until October 31, 2000 (the "Initial Term"). After the Initial Term, the Administration Agreement renews for successive annual periods, and may be terminated on not less than 60 days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by UMBFS. Under the Administration Agreement, UMBFS is not liable for any loss suffered by a Fund or its shareholders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties. The Administration Agreement also provides that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee on the value of each Fund computed daily and payable monthly, at the annual rate of 0.15 percent of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee (currently $65,599 for the Focus Fund and $64,306 for the Balanced Fund), plus out-of-pocket expenses. For the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, respectively, UMBFS earned fees under the Administrative Agreement of $59,501, $62,410 and $65,599 for the Focus Fund and $34,885, $62,410 and $64,306 for the Balanced Fund.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. UMBFS also acts as the Funds' transfer agent and dividend-paying agent. As such, UMBFS processes purchase and redemption requests for the securities of the Funds, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Funds pay UMBFS a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. UMBFS does not exercise any supervisory functions over the management of the Funds or the purchase and sale of Fund securities.

From time to time, the Trust, on behalf of the Funds, either directly or indirectly through arrangements with the Adviser, the Distributor (as hereinafter defined) or UMBFS, in its capacity as transfer agent, may pay amounts to third parties that provide transfer agent-type services and other administrative services relating to the Funds to persons who have a beneficial interest in the Funds, such as 401(k) plan participants. These services may include, among other things, sub-accounting services, transfer agent type activities, answering Fund-related inquiries, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Funds and other related services as the Funds may request.

CUSTODIAN. UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri 64106 (the "Custodian") serves as the custodian for the Funds. Under the terms of the Custody Agreement, the Custodian is responsible for the receipt and delivery of the Funds' securities and cash. The Custodian does not exercise any supervisory functions over the management of the Funds or the purchase and sale of securities. The Custodian is an affiliate of UMBFS.

DISTRIBUTOR. Under a Distribution Agreement dated December 31, 2002, an affiliate of the Adviser, CIM Securities, LLC, 5299 DTC Blvd., Suite 1150, Greenwood Village, CO 80111 (the "Distributor") acts as principal underwriter for the Funds and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Funds. For marketing and distribution services provided, each Fund pays the Distributor compensation at the annual rate of 0.02% of the first $250 million of its average daily net

                                  -32-
<PAGE.
assets and decreasing as assets reach certain levels, subject to an annual minimum fee of $12,500, plus out-of-pocket expenses.

The Distributor also receives brokerage commissions for executing portfolio transactions on behalf of the Funds. See "Brokerage Allocation and Other Practices."

Prior to December 31, 2002, UMB Distribution Services, LLC (the "Former Distributor") acted as principal underwriter for the Funds. For the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, respectively, the Former Distributor earned as compensation $29,315, $25,000 and $25,000 for serving as Distributor for the Focus Fund and $14,658, $25,000 and $25,000 for serving as Distributor for the Balanced Fund.

LEGAL COUNSEL. Rothgerber Johnson & Lyons LLP, with offices at One Tabor Center, Suite 3000, 1200 Seventeenth Street, Denver, Colorado 80202, serves as counsel to the Funds.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 100 East Wisconsin Ave., Milwaukee, WI 53202, are the independent accountants for the Funds. They are responsible for performing an audit of the Funds' year-end financial statements as well as providing accounting and tax advice to the management of the Funds.

                         DISTRIBUTION OF SHARES

The Funds have adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by each Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of the Fund's average daily net assets. Payments may be made by the Funds under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities include advertising, shareholder account servicing, compensation to the Distributor, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one that a Fund may finance without the Plan, such Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations. The Plan provides for compensation to the Distributor regardless of the expenses incurred by the Distributor.

The Plan was adopted in anticipation that the Funds will benefit from the Plan through increased sales of shares of the Funds, thereby reducing the Funds' expense ratios and providing an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Trustees of the Funds who are not interested persons of the Funds and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the Trust's outstanding shares. Any change in the Plan that would materially increase the distribution expenses of a Fund provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

For the fiscal year ended October 31, 2002, the Funds paid a total of $59,033 in 12b-1 fees. Of this total $47,011 was spent on payments to broker-dealers, $6,096 was spent on compensation to the Former Distributor, no funds were spent on printing and mailing of prospectuses to other than current shareholders, $1,552 was spent on advertising and $4,374 was spent on other miscellaneous charges.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Funds will be committed to the discretion of the Trustees of the Funds who are not interested persons of the Funds. The Board of Trustees must review the amount and purposes of expenditures pursuant to the

Plan quarterly as reported to it by the officers of the Trust. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is specifically approved at least annually by the Board of Trustees, including the Rule 12b-1 Trustees.

                BROKERAGE ALLOCATIONS AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The Adviser is responsible for decisions to buy and sell securities for each Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Trust's Board of Trustees. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

The Adviser will place orders pursuant to its investment determination for the Funds either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best effort to seek on behalf of the Funds the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors that it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. The most favorable price to a Fund means the best net price without regard to the mix between purchase or sale price and commission, if any. Over-the-counter securities are generally purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly. Subject to obtaining the best price and execution, the Adviser may consider the sales of shares of the Funds when allocating Fund portfolio transactions to brokers.

ALLOCATION. The Adviser may retain advisory clients in addition to the Funds and place portfolio transactions for these accounts. Research services furnished by firms through which the Funds effects their securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Funds. In the opinion of the Adviser, it will not be possible to separately measure the benefits from research services to each of the accounts (including the Funds) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Funds will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Funds on a continuing basis.

The Adviser seeks to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by a Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Funds. In making such allocations between the Funds and other advisory accounts, if any, the main factors considered by the Adviser are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of a Fund as well as other fiduciary or agency accounts managed by it, the Investment Advisory Agreement provides that the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Funds with those to be sold or purchased for such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Funds and other accounts involved. In some instances, this procedure may adversely affect the size of the position obtainable for a Fund or the amount of the securities that are able to be sold for a Fund.

The chart below identifies each Fund's "regular broker-dealers," the securities of which were purchased by a Fund during the fiscal year ended October 31, 2002 and the value of each Fund's holdings of such securities as of October 31, 2002. Where a value is listed as zero, the Fund no longer held any securities of the indicated broker-dealer. The term "regular broker-dealers" means, generally, at October 31, 2002, any of the ten brokers or dealers who (1) received the greatest dollar amount of brokerage commissions from the Funds, (2) engaged as principal in the largest dollar amount of portfolio transactions for the Funds, or (3) sold the largest dollar amount of securities of the Funds.

  ---------------------------------------------------------------
       REGULAR BROKERS          FOCUS FUND      BALANCED FUND
  ---------------------------------------------------------------
     JP Morgan Chase & Co.        $41,500             0
        Lehman Brothers              0                0
      Merrill Lynch & Co.            0                0
  ---------------------------------------------------------------

For the fiscal years ended October 31, 2000, October 31, 2001 and October 31, 2002, respectively, the Focus Fund paid $580,738, $447,178 and $289,879 and the Balanced Fund paid $130,470, $233,978 and $271,803 in commissions to brokers. For the fiscal year ended October 31, 2002, the Focus Fund and Balanced Fund paid $67,957 in commissions to CIM Securities, LLC, a broker-dealer affiliated with the Adviser that also acts as the Distributor for the Funds.

BROKERAGE SELECTION. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Funds and/or other accounts over which the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may indirectly benefit from the availability of these services to the Adviser, and the Funds may indirectly benefit from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for a Fund which is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to such Fund. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Trust or the Adviser, acting as principal in the transaction, except to the extent permitted by the SEC through rules, regulations, decisions and no-action letters.

The Fund may use "affiliated brokers," as that term is defined in the Investment Company Act, in particular, CIM Securities, LLC, if in the Adviser's best judgment based on all relevant factors the affiliated broker is able to implement the policy of the Fund to obtain, at reasonable expense, the best execution (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees.

                                  -35-
<PAGE.
Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

DIRECTED BROKERAGE. For the fiscal year ended October 31, 2002, the Funds directed brokerage transactions to brokers because of research services provided. The amount of such commissions and related transactions were were as follows: for the Focus Fund, $223,228 in research commissions and $145,311,094 in research commissions transactions; for the Balanced Fund, $215,777 in research commissions and $140,617,285 in research commissions transactions.

Subject to the policy of seeking best execution of orders for portfolio transactions, the Funds may participate in directed brokerage arrangements whereby the Funds may direct the Adviser to use the Funds' commission dollars and credits to reduce eligible fund expenses, that may include legal fees, printing of shareholder reports, audit fees, insurance, pricing, custodian fees, transportation fees, trust fees and expenses, rating fees, registration fees and organization expenses, while the Funds may use directed brokerage arrangements to lower the amounts of expenses that would be otherwise directly paid, the use of directed brokerage arrangements may result in more costly transactions. It is the Funds' intention, however, that the benefits of any directed brokerage arrangement outweigh the costs of such arrangement. During the fiscal year ended October 31, 2002, the Focus Fund and Balanced Fund received $63,758 and $62,495, respectively, in directed brokerage credits.

                            CAPITAL STRUCTURE

The Trust is an open-end management investment company organized as a Delaware business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in one or more series and classes.

Shares of the Trust have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. Shareholders of any series of the Trust shall be entitled to receive dividends and distributions as such may be declared from time to time. The Trust's shares will be fully paid and non-assessable when issued for payment as described in the Prospectus. Shareholders have the right to redeem their shares at any time, subject to any rights the Fund may have to suspend redemptions under the Investment Company Act.

The assets of the Trust that are held with respect to each of its series shall be charged with the liabilities of the Trust relating to that series. All expenses, costs, charges and reserves attributable to the series, and any general liabilities of the Trust that are not readily identifiable as being held in respect of a series, shall be allocated and charged by the Trustees to any one or more series as the Trustees deem fair and equitable. Each allocation of liabilities shall be binding on the shareholders of the series.

Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and will generally vote in the aggregate and not by Fund or class. Under certain circumstances, the Investment Company Act or applicable Delaware law may require that the shareholders of a particular Fund or class be permitted to vote on matters affecting that Fund or class.

Rule 18f-2 under the Investment Company Act provides that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by a majority of the outstanding shares of the Fund affected by the matter. A Fund is affected by a matter unless it is clear that the interests of the Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an Investment Advisory Agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a Fund only if approved by a majority of the outstanding shares of the Fund. However, the rule also provides that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be effectively acted upon by shareholders of the Trust voting without regard to particular funds.

Notwithstanding any provision of Delaware law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Trust outstanding (or of a class or series of the Trust, as applicable) will be effective, except to the extent otherwise required by the Investment Company Act and rules thereunder. In addition, the Declaration of Trust provides that, to the extent consistent with Delaware law and other applicable law, the By-Laws may include further provisions relating to shareholders' votes and related matters.

As a business trust, the Trust is not required to hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, and to assist in communications with other shareholders as required by
Section 16(c) of the Investment Company Act.

               PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE. A Fund's net asset value per share will be calculated separately from the per share net asset value of the other funds of the Trust. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together will all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds, and a portion of any general assets of the Trust not belonging to a particular series. A Fund will be charged with the direct liabilities of that Fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Trust's Declaration of Trust, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

As set forth in the Prospectus, the net asset value of the Funds will be determined as of the close of trading on each day the Funds are open for business. These are generally the same days the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

In connection with the determination of a Fund's net asset value, securities that are traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Options written or purchased by a Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Trust's Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Trust's Board of Trustees.

Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Funds are determined as of such times. Foreign currency exchange rates are also generally determined prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur which materially affect the value of such securities, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.

For purposes of determining the net asset value per share of the Funds, all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars furnished by a pricing service approved by the Trustees.

EXCHANGING SHARES. Shares of each Fund may be exchanged for shares of the other Fund or for shares of the Northern Money Market Fund as provided in the Prospectus. UMBFS, the Funds' administrator and transfer agent, receives a service fee from the Northern Money Market Fund at the annual rate of 0.25 of 1% of the average daily net asset value of the shares of the Funds exchanged into the Northern Money Market Fund pursuant to the expanded exchange privilege offered by the Trust.

RETIREMENT ACCOUNTS. The Funds offer several retirement account options to shareholders. Qualifying shareholders may establish the following tax deferred retirement accounts: traditional IRA, spousal IRA, SEP IRA, Roth IRA and 403(b). The shareholder's employer must establish a plan before the shareholder opens a SEP account.

A description of accounts currently offered, applicable service fees and certain limitations on account contributions and withdrawals, as well as application forms, are available from the transfer agent upon request at 1-800-392-7107. The IRA documents contain a disclosure statement that the IRS requires to be furnished to individuals who are adopting the IRA. Because a retirement program involves commitments covering future years, it is important that the investment objective of a Fund be consistent with the participant's retirement objectives. Premature withdrawals from a retirement account will result in adverse tax consequences. Consultation with a competent financial and tax adviser regarding the foregoing retirement accounts is recommended.

SUSPENSION OF REDEMPTIONS. The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund, under the conditions authorized by the Investment Company Act: (1) for any period during which the New York Stock Exchange is closed, other than customary weekend or holiday closings, or during which trading on the Exchange is restricted; (2) for any period during which an emergency exists as the result of which the disposal by a Fund of securities owned by it is not reasonably practical, or it is not reasonably practical for a Fund to determine the fair value of its net assets; or (3) for such other periods as the SEC may by order permit for the protection of a Fund's shareholders.

REDEMPTIONS IN KIND. It is possible that conditions may exist in the future which would, in the opinion of the Board of Trustees, make it undesirable for a Fund to pay for redemptions in cash. In such cases the

Board may authorize payment to be made in portfolio securities of the Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities.

                          TAXATION OF THE FUNDS

GENERAL. Each Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. To so qualify, each Fund must meet the following requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

As an RIC, a Fund generally will not be subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Funds intend to distribute substantially all of such income.

If a Fund fails to qualify for treatment as a RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, a Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates generally applicable to corporations. Shareholders of a Fund that did not qualify for treatment as a RIC would not be liable for income tax on the Fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the Fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Funds may be treated as debt securities that were originally issued at a discount. Original issue discount can generally be defined as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income is actually received by the Funds, original issue discount that accrues on a debt security in a given year is generally treated for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Funds at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount generally will be treated as ordinary income to the extent it does not exceed the accrued market discount of such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a Fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the Fund, at a constant yield to maturity which takes into account the semi-annual compounding of interest.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS; STRADDLES. Each Fund's transactions in foreign currencies, forward contracts, options and futures contact (including options and futures contracts on foreign currencies) will be subject to special provisions of the Internal Revenue Code (the "Code") that, among other things, may affect the character of gains and losses realized by the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount, and timing of distributions to shareholders. These provisions also may require a Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amount necessary to satisfy its distribution requirements for relief from income and excise taxes. Each Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts, or hedged investments. The Funds' status as regulated investment companies may limit their transactions involving foreign currency, futures, options, and forward contracts.

Certain option transactions have special tax results for the Funds. Expiration of a call option written by a Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If a Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, a Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by
Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code
Section 1256 includes options involving stock indices such as the Standard & Poor's 500(R) and 100 indices.

Certain transactions undertaken by the Funds may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Funds, and losses realized by the Funds on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that a Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Under certain circumstances, a Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss with respect to the appreciated position. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transaction closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. The Funds will maintain accounts and calculate income by reference to the U.S. dollar for U.S. federal income tax purposes. Some of the Funds' investments will be maintained and income therefrom calculated by reference to certain foreign currencies, and such calculations will not necessarily correspond to the Funds' distributable income and capital gains for U.S. federal income tax purposes as a result of fluctuations in currency exchange rates. Furthermore, exchange control regulations may restrict the ability of a Fund to repatriate investment income or the proceeds of sales of securities. These restrictions and limitations may limit a Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement for qualification as a regulated investment company. Even if a Fund so qualified, these restrictions could inhibit its ability to distribute all of its income in order to be fully relieved of tax liability.

Gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables (including dividends) or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of the acquisition of the security or other instrument and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, increase or decrease the amount of a Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, a Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, or, in some cases, as capital gain, rather than as an ordinary dividend.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Funds may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from PFICs as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain.

The Funds may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of the PFIC in a five-year period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market a Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends pay by a Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by a Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Dividends and other distributions declared by a Fund in, and payable to shareholders of record as of a date in, October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by a Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

A Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Funds intend to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

DISPOSITION OF SHARES. Upon a redemption, sale or exchange of shares of a Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a Fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING. Each Fund will be required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of a Fund's shares will be subject to withholding of federal income tax at a rate set forth in the applicable IRS Rule and Regulations ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the

Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Funds or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Funds.

                 CALCULATION OF PERFORMANCE INFORMATION

From time to time, a Fund may advertise its "average annual total return" over various periods of time. An average annual total return refers to the rate of return which, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. A shareholder's investment in a Fund and its return are not guaranteed and will fluctuate according to market conditions. When considering "average" annual total return figures for periods longer than one year, shareholders should note that a Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. A Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return. The average annual total return for a Fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

               P(1 + T)N = ERV

Where:         T = average annual total return.

               ERV = ending redeemable value at the end of the period
                      covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

               P = hypothetical initial payment of $1,000.

               N = period covered by the computation, expressed in terms
                   of years.

Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a Fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a Fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return which represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

A Fund's performance figures will be based upon historical results and will not necessarily be indicative of future performance. A Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce a Fund's returns.

                              TOTAL RETURN

                                             One Year Ended           Average Annual
                                                10-31-02              Since Inception
                                             --------------           ---------------
Choice Focus Fund (inception 11-1-99)
     Return Before Taxes                        (42.75)%                (31.79)%
Return After Taxes on Distributions             (42.75)%                (31.83)%
Return After Taxes on Distributions
     And Sale of Portfolio Shares               (26.25)%                (23.14)%


Choice Balanced Fund (inception 4-1-00)
Return Before Taxes                             (28.92)%                (17.44)%
Return After Taxes on Distributions             (29.59)%                (17.96)%
Return After Taxes on Distributions
     And Sale of Portfolio Shares               (17.64)%                (13.64)%

From time to time, in marketing and other literature, the Funds' performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm which ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Funds will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

The Funds' performance may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Funds, including reprints of or selections from, editorials or articles about the Funds. Sources for Fund performance and articles about the Funds may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

The Funds may compare their performance to a wide variety of indices and measures of inflation including the Standard & Poor's 500(R) Stock Index and the Nasdaq Over-the-Counter Composite Index. There are differences and similarities between the investments that a Fund may purchase for its portfolio and the investments measured by these indices.

Occasionally statistics may be used to specify a Fund's volatility or risk. Measures of volatility or risk are generally used to compare a Fund's net asset value or performance relative to a market index. One measure of volatility is beta. Beta is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500(R) Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Funds. The description may include a "risk/return spectrum" which compares the Funds to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Funds to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

                              MISCELLANEOUS

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Funds' Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                               APPENDIX A

SHORT-TERM RATINGS

A Standard & Poor's short-term rating, including commercial paper, is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Fund may invest:

     * "A-1"--Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

     * "A-2"--Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's short-term ratings are opinions of the ability of issuers to repay senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

The following summarizes the rating categories used by Moody's for short-term investments in which the Fund may invest:

     * "Prime-1"--Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     * "Prime-2"--Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. Normally, this will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Fund may invest:

     * "F-1+"--Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     * "F-1" - Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers, or lessees. The debt rating is not a recommendation to purchase, sell, or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.   nature of and provisions of the obligation; and

     3. protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     INVESTMENT GRADE

          * AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          * AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

          * A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          * BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     SPECULATIVE GRADE

          Debt rated "BB," "B," "CCC," "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          * BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          * B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          * CCC--Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          * CC--Debt rated "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          * C--Debt rated "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          * CI--The rating "CI" is reserved for income bonds on which no interest is being paid.

          * D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

     * Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     * Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     * A--Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     * Baa--Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     * Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

     * B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     * Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     * Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     * C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     * AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     * AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+."

     * A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     * BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

     * BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

     * B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     * CCC--Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     * CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     * C--Bonds are in imminent default in payment of interest or principal.

     * DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

                                 PART C
                            OTHER INFORMATION

ITEM 23.  EXHIBITS

EXHIBIT NO.                     EXHIBIT


(a)       (1)  Declaration of Trust of AB Funds Trust dated July 16,
               1999*

          (2)  Amended Declaration of Trust dated August 30, 1999**

(b)            Registrant's By-Laws*

(c)       (1)  Articles III, V and VI of the Registrant's Declaration of
               Trust*

          (2)  Article II of the Registrant's By-Laws*

(d) Investment Advisory Agreement between Choice Funds on behalf of the Choice Focus Fund, the Choice Balanced Fund and the Choice Long-Short Fund and Choice Investment Management, LLC, effective December 1, 2000 and continued for one year as of October 29, 2002****

(e) Distribution Agreement between Choice Funds and CIM Securities, LLC, effective January 1, 2003

(f)            None

(g) Custodian Agreement between Choice Funds and UMB Bank, n.a. dated October 31, 1999 (amended October 11, 2000 to include Choice Long-Short Fund)****

(h)       (1)  Administration and Fund Accounting Agreement between
               Choice Funds and UMB Fund Services, Inc. dated November 1,
               2002

          (2) Transfer Agency Agreement between Choice Funds and UMB Fund Services, Inc. dated November 1, 2002

(i)            Opinion of Stradley, Ronan, Stevens & Young, LLP**
               Opinion of Rothgerber Johnson & Lyons LLP

(j)            Consent of Independent Accountants

(k)            None

(l)            Subscription Agreement

(m) Amended and Restated Distribution and Service Plan for the Choice Funds' Focus Fund and Balanced Fund effective November 1, 2000****

(n)            None

(o)            None

(p)       (1)  Code of Ethics of Registrant***

          (2)  Code of Ethics of Choice Investment Management, LLC***

(q)            Powers of Attorney for Gerard M. Lavin and Richard A.
               Hathaway

* Incorporated by reference to Registrant's initial Registration Statement on Form N-1A, as filed with the Commission on July 21, 1999

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, as filed with the Commission on October 8, 1999

*** Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, as filed with the Commission on March 31, 2000

**** Incorporated by reference to Post-Effective Amendment No. 4 to
     Registrant's Registration Statement on Form N1-A, as filed with the Commission on January 22, 2001

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

ITEM 25. INDEMNIFICATION

     Article VII, Section 2 of the Registrant's Declaration of Trust provides that, to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, the adviser or principal underwriter of the Registrant; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Registrant, out of its property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Registrant whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in
Article VII, Section 2 shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Section 4 of the Distribution Agreement between the Registrant and CIM Securities, LLC provides for indemnification of CIM Securities, LLC, an affiliate of Choice Investment Management, LLC, the Adviser, in connection with certain claims and liabilities to which CIM Securities, LLC, in its capacity as the Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit (e).

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Choice Investment Management, LLC (the "Adviser") serves as the investment adviser for the Registrant and other privately managed separate accounts. The business and other connections of the Adviser are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") (File No. 801-56907) of the Adviser as currently filed with the SEC, which is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) CIM Securities, LLC does not serve as the distributor of the shares of any other investment company.

     (b) The principal business address of CIM Securities, LLC, the Registrant's distributor, is 5299 DTC Boulevard, Greenwood Village, CO 80111. To the best of the Registrant's knowledge, the following are the members and officers of CIM Securities, LLC:

------------------------------------------------------------------------
     NAME              POSITIONS AND OFFICES    POSITIONS AND OFFICES
                          WITH UNDERWRITER         WITH REGISTRANT
------------------------------------------------------------------------
Gregory S. Drose             President                Treasurer
------------------------------------------------------------------------
 John Policastro           Vice President               None
------------------------------------------------------------------------
Sharon E. Adams            Vice President             Secretary
------------------------------------------------------------------------
   Mark Stang           Principal and Trader            None
------------------------------------------------------------------------

     (c)  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at 5299 DTC Boulevard, Greenwood Village, Colorado 80111, other than records held and maintained by (i) UMB Bank, n.a., the Registrant's custodian, located at 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106; (ii) UMB Fund Services, Inc., the Trust's administrator and fund accountant, transfer agent and dividend-paying agent located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233and CIM Securities, LLC, the Registrant's distributor, located at 5299 DTC Blvd., Greenwood Village, CO 80111.

ITEM 29. MANAGEMENT SERVICES

     All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

     None.

                               SIGNATURES

     Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of Regulation C promulgated under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Greenwood Village, Colorado on the 28th day of February, 2003.


                                        CHOICE FUNDS,
                                        a Delaware business trust

                                        By: /s/ Patrick S. Adams
                                            --------------------
                                        Patrick S. Adams, President


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                         Title                       Date


/s/ Patrick S. Adams    Trustee; President; Principal   February 28, 2001
--------------------    Executive Officer; Chairman of
Patrick S. Adams        the Board


GERARD M. LAVIN*        Trustee                         February 28, 2001
----------------
Gerard M. Lavin

RICHARD A. HATHAWAY*    Trustee                         February 28, 2001
--------------------
Richard A. Hathaway

/s/ Gregory S. Drose    Treasurer;                      February 28, 2001
--------------------    Principal Accounting Officer
Gregory S. Drose

*By /s/ Patrick S. Adams
    --------------------
        Patrick S. Adams
*Pursuant to a Power of Attorney filed herewith.

                                                                   [LOGO]

                               Prospectus

                            February 28, 2003

                         Choice Long-Short Fund



   The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the accuracy or adequacy of this Prospectus.
         Any representation to the contrary is a criminal offense.







                              Choice Funds
                    803 West Michigan Street, Suite A
                       Milwaukee, Wisconsin  53233
                             (800) 392-7107
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      -------------------------------------------------------------


                            TABLE OF CONTENTS

FUND OVERVIEW. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .1
     Investment Goal . . . . . . . . . . . . . . . . . . . . . . . . . .1
     Principal Investment Strategies . . . . . . . . . . . . . . . . . .1
     Principal Risks of Investing. . . . . . . . . . . . . . . . . . . .2
FUND PERFORMANCE . . . . . . . . . . . . . . . . . . . . . . . . . . . .3
FUND FEES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . . . . .4
INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND
 RELATED RISKS . . . . . . . . . . . . . . . . . . . . . . . . . . . . .5
     Investment Objective. . . . . . . . . . . . . . . . . . . . . . . .6
     Principal Investment Strategies and Related Risks . . . . . . . . .6
     Non-Diversification . . . . . . . . . . . . . . . . . . . . . . . .7
     Common Stocks . . . . . . . . . . . . . . . . . . . . . . . . . . .7
     Short Sales . . . . . . . . . . . . . . . . . . . . . . . . . . . .8
     Special Situations. . . . . . . . . . . . . . . . . . . . . . . . .9
     Initial Public Offerings. . . . . . . . . . . . . . . . . . . . . .9
     Futures, Options and Forward Contracts. . . . . . . . . . . . . . 10
     Stock Index Futures . . . . . . . . . . . . . . . . . . . . . . . 11
     Foreign Securities. . . . . . . . . . . . . . . . . . . . . . . . 13
     Options on Securities Indices . . . . . . . . . . . . . . . . . . 13
     Borrowing ("Leveraging"). . . . . . . . . . . . . . . . . . . . . 13
     Options on Securities . . . . . . . . . . . . . . . . . . . . . . 14
     Focus Risk. . . . . . . . . . . . . . . . . . . . . . . . . . . . 15
     Temporary Defensive Position. . . . . . . . . . . . . . . . . . . 15
     Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . 16
     Future Developments . . . . . . . . . . . . . . . . . . . . . . . 16
MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 16
     Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . 16
     Portfolio Manager . . . . . . . . . . . . . . . . . . . . . . . . 17
     Legal Proceedings . . . . . . . . . . . . . . . . . . . . . . . . 17
BUYING AND SELLING SHARES. . . . . . . . . . . . . . . . . . . . . . . 17
     Determining Your Share Price. . . . . . . . . . . . . . . . . . . 17
     Before You Invest . . . . . . . . . . . . . . . . . . . . . . . . 18
     Account Minimums. . . . . . . . . . . . . . . . . . . . . . . . . 20
     Additional Purchase Information . . . . . . . . . . . . . . . . . 21
     Transactions Through Financial Services Agents. . . . . . . . . . 21
     Selling Shares. . . . . . . . . . . . . . . . . . . . . . . . . . 22
     Additional Redemption Provisions. . . . . . . . . . . . . . . . . 23
     Making Changes to Your Account. . . . . . . . . . . . . . . . . . 25
SPECIAL FEATURES AND SERVICES. . . . . . . . . . . . . . . . . . . . . 25
     Retirement Account Options. . . . . . . . . . . . . . . . . . . . 25
     Automated Telephone Services. . . . . . . . . . . . . . . . . . . 26
     Systematic Withdrawal Plan (SWP). . . . . . . . . . . . . . . . . 26
OTHER SHAREHOLDER INFORMATION. . . . . . . . . . . . . . . . . . . . . 26
     Shareholder Communications. . . . . . . . . . . . . . . . . . . . 26
     Transactions Through Financial Services Agents and Sub-Agents . . 27
DIVIDENDS AND DISTRIBUTIONS. . . . . . . . . . . . . . . . . . . . . . 27
     Taxes . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
FINANCIAL HIGHLIGHTS . . . . . . . . . . . . . . . . . . . . . . . . . 35
PRIVACY NOTICE TO CUSTOMERS OF CHOICE. . . . . . . . . . . . . . . . . 37
FOR MORE INFORMATION . . . . . . . . . . . . . . . . . . . . . Back Cover

                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

                              FUND OVERVIEW

                         CHOICE LONG-SHORT FUND

INVESTMENT GOAL

The Fund seeks long-term growth of capital through all market conditions by buying "long" stocks believed undervalued and selling "short" stocks believed overvalued.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will use sophisticated investment strategies to seek to achieve returns in both rising and falling markets. The Fund's Portfolio Manager will perform intense fundamental analysis of a pool of approximately 300 companies of all sizes, including small companies with little operating history and companies engaged in initial public offerings. The Portfolio Manager will use this analysis to identify companies whose stock he believes is either significantly undervalued or overvalued in the market. The Fund will have a non-diversified portfolio and will be traded actively.

The Fund will buy "long" the stock of companies believed undervalued. These companies will typically occupy a dominant position in their market due to size, products or services and whose growth potential is not yet fully reflected in the market price of their stock.

The Fund will hold the stock of a company until the Portfolio Manager believes its value is reflected in its market price. This may be due to an increase in the market price or a change in the Portfolio Manager's opinion of the company's value. When the Portfolio Manager believes the market price of a company's stock reflects its value or is overvalued, the stock will be sold. The Portfolio Manager may actively trade the equity portion of the portfolio in pursuit of the Fund's investment goal. Accordingly, it should be expected that the Fund's annual portfolio turnover rate will be significantly higher than that of many other mutual funds.

The Fund will sell "short" the stock of companies believed overvalued. These companies will typically be losing, or in danger of losing, their market position or exhibiting slowing growth, weakening financial condition, declining cash flow or other similar factors. A "short" position will be closed at such time as the market price of the stock sold "short" reflects its value in the opinion of the Portfolio Manager. This may be due to a decline in the market value of the stock or a change in the Portfolio Manager's opinion as to a company's value. Selling "short" will be used to hedge the Fund's long portfolio in periods of market decline and to take advantage of negative information about companies gained from the Portfolio Manager's research.

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The Fund will also use other sophisticated investment approaches such as leveraging, options and futures to attempt to enhance returns or hedge against market decline.

In implementing these strategies, the Portfolio Manager anticipates focusing on the technology, healthcare, consumer and financial sectors.

PRINCIPAL RISKS OF INVESTING

The Choice Long-Short Fund is very specialized, and designed for only the most sophisticated and risk-tolerant investors. In pursuing its goals, the Fund's risk of losses is significant. The techniques used in managing its non-diversified portfolio are highly sophisticated and intensive, and the fees to be charged for such management are commensurately high; higher in fact than those charged to manage most other mutual funds.

There are two basic risks for all mutual funds that invest in stocks - management risk and market risk. MANAGEMENT RISK means the risk the Portfolio Manager's stock selections and other investment decisions may produce losses or may not achieve the Fund's investment objectives. MARKET RISK means the risk that the price of common stocks may move up or down in response to many factors. As a result of these two risks, the price of the Fund's investments may go up or down and you could lose money on your investment.

Because the Fund will use short selling, derivatives strategies and other leveraging techniques speculatively to enhance returns, it is subject to greater risks and its performance may be more volatile than that of other funds. The Fund may be appropriate for the sophisticated investor who understands and is willing to assume the risks of the Fund's aggressive investment strategies. The Fund is not a complete investment program and investors should consider the Fund for that portion of their assets allocated to higher risk, more aggressive investments.

The Fund will have a non-diversified portfolio, meaning it can invest in the securities of fewer issuers than diversified portfolio funds at any one time. As a result, the gains or losses on a single stock will have a greater impact on the Fund's share price. In addition, the Portfolio Manager often may focus the Fund's investments in a number of companies with similar characteristics. The types of companies in which the Fund's assets may be invested may underperform other companies with different characteristics or the market as a whole. Because of these factors, the Fund's share price may fluctuate more than most equity funds and the market in general.

The stocks of small or unseasoned companies in which the Fund invests may be more volatile and less liquid than the stocks of larger and well-established companies.

Stocks of technology companies are subject to greater price volatility than stocks of companies in other sectors. They may be subject to greater business risks, more sensitive to changes in

                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

economic conditions, and company earnings in this sector may fluctuate more than those of other companies because of short product cycles and competitive pricing. Technology companies may produce or use products or services that prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism.

Finally, the Portfolio Manager may engage in a high level of trading in seeking to achieve the Fund's investment objective. Higher turnover rates may result in higher brokerage costs to the Fund and in higher net taxable gains for you as an investor.

An investment in the Fund is not like a deposit in a bank. It is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government entity.

FOR A MORE DETAILED DISCUSSION OF THE PRINCIPAL INVESTMENT STRATEGIES AND RISKS THAT APPLY TO THE FUND, PLEASE SEE "INVESTMENT OBJECTIVE" AND "PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS" ON PAGE 5.


                            FUND PERFORMANCE

The bar chart and table that follow are intended to indicate the risks of investing in the Fund as well as its relative performance. The bar chart shows the Fund's calendar year total returns since its inception on February 1, 2001, together with the best and worst quarters. The bar chart is intended to indicate the risks of investing in the Fund by showing changes in the Fund's investment returns from year to year. The following table shows the relative performance of the Fund by comparing the Fund's average annual total return to that of the S&P 500(R) Index, a widely recognized unmanaged index of stock performance, for the periods indicated. The bar chart and the best/worst quarters do not reflect sales charges, which would reduce returns, while the average annual return table does reflect sales charges. How the Fund has performed in the past (before and after taxes) is not necessarily an indication of how it will perform in the future.

                             Long-Short FUND
                      (Inception February 1, 2001)

[Graph showing 29.39% loss for Class A shares for 2002 as described in table below]

                 BEST QUARTER           WORST QUARTER
             Fourth Quarter 2002      Third Quarter 2002
                    17.65%                 (25.32)%

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[LOGO]                 P  R  O  S  P  E  C  T  U  S
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
     -------------------------------------------------------------------------------------
     AVERAGE ANNUALIZED
     TOTAL RETURNS, As of 12/31/02                  ONE YEAR    SINCE INCEPTION ON 2/1/01
     -------------------------------------------------------------------------------------
     CHOICE LONG-SHORT FUND
     -------------------------------------------------------------------------------------
          Return Before Taxes
     -------------------------------------------------------------------------------------
               Class A                              (33.27)%            (20.61)%
     -------------------------------------------------------------------------------------
               Class C                              (31.12)%            (19.95)%
     -------------------------------------------------------------------------------------
          Return After Taxes on Distributions*      (33.27)%            (20.61)%
     -------------------------------------------------------------------------------------
          Return After Taxes on Distributions
               and Sale of Portfolio Shares*        (20.43)%            (16.12)%
     -------------------------------------------------------------------------------------
          S&P 500(R) Index                          (22.10)%            (19.32)%
     -------------------------------------------------------------------------------------

* After-tax returns (which are shown only for Class A) are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns are not relevant to investors who hold their fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts. The Fund's returns after taxes on distributions and sale of Fund shares may be higher than both its returns before taxes and after taxes on distributions because it includes the effect of a tax benefit an investor may receive resulting from the capital losses that would have been incurred.


                         FUND FEES AND EXPENSES

The fees and expenses you may pay if you buy and hold shares of the Fund are described in this table.


SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
                                                       CLASS A  CLASS C
                                                        SHARES   SHARES
Maximum Sales Charge (Load) imposed on                   5.50%    None
  Purchases (as a percentage of offering price)
Maximum Contingent Deferred Sales Charge ("CDSC")   None/1.00%*   1.00%**
  (Load) (as a percentage of original purchase price
  or redemption proceeds, whichever is lower)
Wire Redemption Fee                                    $10.00   $10.00
IRA Account Maintenance Fee                            $12.50   $12.50

* As an incentive for large investments, investors who invest more than $1 million pay no front end load. If the investor redeems any part of the investment during the next year, a 1% CDSC is charged. Investors who invest $1 million or more and do not redeem within one year pay neither a front end load nor a CDSC on redemption.
**   For Class C shares, the CDSC is 0% after the first (1st) year.

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                       P  R  O  S  P  E  C  T  U  S                [LOGO]
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
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
                                                    OPERATING EXPENSES
                                                  CLASS A         CLASS C
Management Fees                                     2.50%           2.50%
Distribution and/or Service (12b-1) Fees            0.35%           1.00%
Other Expenses                                      0.77%           1.90%
Total Fund Operating Expenses                       3.62%           5.40%

EXAMPLES: The Examples are to help you compare the cost of investing in the Fund with the cost of investing in other funds. In formulating these examples, it is assumed that:

* You invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods;
*    Your investment has a 5.00% return each year; and
* The Fund's operating expenses stay the same and all dividends and distributions are reinvested.

Your actual costs may be higher or lower, so this example should be used for comparison only. Based on these assumptions, your cost at the end of each period would be:


                 CLASS A+    CLASS A++   CLASS C+    CLASS C++
After 1 Year        $894        $894        $639        $539
After 3 Years     $1,598      $1,598      $1,610      $1,610
After 5 Years     $2,320      $2,230      $2,673      $2,673
After 10 Years    $4,216      $4,216      $5,293      $5,293

+    Assumes redemption at the end of period.
++   Assumes no redemption at end of period.


                     INVESTMENT OBJECTIVE, PRINCIPAL
                        INVESTMENT STRATEGIES AND
                              RELATED RISKS

This section of the Prospectus is a more complete description of the Fund's investment objective, principal investment strategies and principal, related risks. Of course, there can be no assurance the Fund will achieve its investment objective.

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PLEASE NOTE:
* Additional descriptions of the Fund's strategies and investments, as well as other strategies and investments not described below, may be found in the Fund's Statement of Additional Information ("SAI").
* The Fund's investment objective is "fundamental" and cannot be changed without a shareholder vote. Except as noted, the Fund's investment policies are not fundamental and thus can be changed without a shareholder vote.

INVESTMENT OBJECTIVE

The Fund seeks long-term growth of capital through all market conditions by buying "long" stocks believed undervalued and selling "short" stocks believed overvalued.

PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

The principal strategies and risks of investing in the Fund are described below. This is a more detailed discussion of some of those risks than was provided earlier.

The Fund will invest primarily in a non-diversified portfolio of common stocks of companies of all sizes that have been analyzed intensely by the Portfolio Manager.

In selecting stocks to buy "long," the Portfolio Manager will look for reasonably priced securities of companies that occupy a dominant position in a market due to size, products or services and whose growth potential is not yet reflected fully in the company's stock price. In addition, the Portfolio Manager will look for companies with conservatively financed balance sheets, strong, capable management teams and clearly defined growth strategies. Target companies will have a catalyst for positive earnings developments such as evolving product cycles, special situations or changing economic conditions. From time to time, the Fund may take substantial positions in convertible securities, preferred stocks, initial public offerings and securities of smaller issuers, including issuers with limited operating histories.

The Fund's Portfolio Manager generally will sell a security when it no longer meets the Portfolio Manager's investment criteria or when it has met the manager's expectations for appreciation. The Portfolio Manager often may sell portfolio stocks quickly to respond to short-term market price movements, and expects to trade the portfolio actively in pursuit of the Fund's investment goal. Due to this and the Fund's potentially relatively small number of holdings, the Fund's annual portfolio turnover rate may be significantly higher than that of many other mutual funds.

Generally, the Fund will almost always have a portion of the Fund short in order partially to hedge long positions and attempt to obtain returns from discoveries made by the Portfolio

                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

Manager in the course of his research. In selecting short-sell candidates, the Portfolio Manager looks primarily for growth companies where the growth is slowing, evaluations are high and there is a technical or fundamental catalyst that indicates a decline in the market.

In addition, balance sheet analysis will be utilized to identify weakening financial conditions or a declining cash flow. The Fund will not make a short sale if, immediately after the transaction, the market value of all securities sold either short or short against the box would exceed 100% of the value of the Fund's net assets.

The Fund may engage in borrowing to fund the purchase of securities, a practice known as "leveraging." Leveraging may result from ordinary borrowings or may be inherent in the structure of certain investments. The Portfolio Manager may "leverage" up to 33% of the Fund's total net assets. In addition, the Portfolio Manager may use options and futures to seek to enhance returns.

NON-DIVERSIFICATION

As stated, the Fund will have a non-diversified portfolio, meaning at any given time, it can hold fewer securities than funds that are diversified. Compared to other mutual funds, the Fund may invest a greater percentage of its assets in the stock of a particular issuer. This increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Also, the volatility of the investment performance may increase and the Fund could incur greater losses than other mutual funds that invest in a greater number of companies. The Fund intends to conduct its business in such a manner as to be qualified as and remain a "regulated investment company" as that term is defined in, and meet the diversification requirements of, the Internal Revenue Code.

COMMON STOCKS

Because the Fund invests in common stocks, it is subject to the risks associated with common stock investing. These include the management risk of selecting individual stocks that do not perform as the Portfolio Manager anticipated, the risk the stock markets in which the Fund invests may experience periods of turbulence and instability, and the general risk that domestic and global economies may go through periods of decline and cyclical change. If the stock market declines in value, the Fund is likely to decline in value. Many factors affect an individual company's performance, such as the strength of its management or the demand for its products or services. Negative performance may affect the earnings growth potential anticipated by the Portfolio Manager when the individual stock was selected for the Fund's portfolio.

Small or Unseasoned Companies. To the extent the Fund invests in stocks of small or unseasoned companies, your investment is subject to the following additional risks:

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      -------------------------------------------------------------

* Unseasoned Companies. These are companies in operation for less than three years. The securities of these companies may have limited liquidity and the prices of such securities may be volatile.
* Small Capitalization. An investment in companies with smaller capitalization involves greater risks than investing in larger, more established companies. Small company stocks may be subject to more abrupt or erratic price movements because the stocks are traded in lower volume; the companies are more sensitive to changing conditions and have less certain growth prospects. Also, there are fewer markets for these stocks and wider spreads between quoted bid and asked prices in the over-the-counter market for these stocks. Small cap stocks tend to be less liquid, particularly during periods of market disruption. Normally, there is less publicly available information concerning the issuers of these securities. Small companies in which the Fund invests may have limited product lines, markets or financial resources or may be dependent on a small management group.

SHORT SALES

The Fund will utilize short selling in order to attempt both to protect its portfolio against the effects of potential downtrends in the securities markets and as a means of enhancing its overall performance. A SHORT SALE is a transaction in which the Fund sells a security it does not own but has borrowed in anticipation that the market price of that security will decline. The Fund may be required to pay a fee to borrow the security and to pay over to the lender any payments received on the security.

The Fund may take short, futures and option positions equal to as much as 100% of Fund net assets provided that equivalent net assets are segregated or earmarked by the Fund's custodian, UMB Bank, n.a. (the "Custodian").

If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will incur a loss; conversely, if the price declines, the Fund will realize a capital gain. Although the Fund's gain is limited by the price at which it sold the security short, its potential loss is unlimited. The more the Fund pays to purchase the security, the more it will lose on the transaction, and the more the price of Fund shares will be affected. The Fund will also incur costs to engage in this practice.

In order to defer realization of gain or loss for U.S. federal income tax purposes, the Fund may also make short sales "against the box." In this type of short sale, at the time of the sale, the Fund owns or has the immediate and unconditional right to acquire at no additional cost the identical security. The Fund will not make a short sale if, immediately after the transaction, the market value of all securities sold either short or short against the box would exceed 100% of the value of the Fund's net assets.

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      -------------------------------------------------------------

Selling short magnifies the potential for both gain and loss to the Fund and its investors. The larger the Fund's short position, the greater the potential for gain and loss. A strategy involving going short in a particular security is separate and distinct from a strategy of buying and selling the underlying security itself.

The Fund may take short positions equal to up to 100% of net assets provided the Fund causes the Custodian to segregate in a separate account or segregate or "earmark" in the custodial account the equivalent amount of liquid net assets. As the amount of the Fund's short position exposure increases, the greater the amount of the Fund's securities against a shorted position or liquid net assets that must and will be segregated by the Custodian. As a result, the greater the Fund's short position, the lower will be the amount of unencumbered net assets. The lower the amount of unencumbered net assets, the lesser will be the Fund's flexibility in managing the Fund portfolio. The Board of Trustees of the Fund will monitor the Fund's short sales to assure compliance with these limitations, that when and as required, Fund liquid net assets are being segregated and earmarked, that the Fund is in a position to meet its current obligations and to honor requests for redemption, and overall, that the Fund's portfolio is managed in a manner consistent with its stated investment objectives.

SPECIAL SITUATIONS

The Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situations that may affect the value of their securities significantly. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or believed to be probable takeover candidates. Although it may fall within the scope of "special situations," the Fund will not invest in a company nearing or in bankruptcy or default. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

INITIAL PUBLIC OFFERINGS

Companies involved in IPOs often are smaller and have a limited operating history, which involves greater risk that the value of their securities will be impaired following the IPO. The Portfolio Manager may decide to sell an IPO security more quickly, which may result in

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significant gains or losses to the Fund. Investments in IPOs that are well received by the markets can have a dramatic, significant and disproportionate initial impact on the Fund's performance figures. That initial surge in value is often followed by lower, more moderated values in later months. Investors should consider the impact of IPO investments on Fund performance as momentary, likely to moderate in the context of longer term performance over a more substantial time period.

FUTURES, OPTIONS AND FORWARD CONTRACTS

The Fund may invest in futures, options and forward contracts. If utilized by the Fund, the intent would be primarily to use such instruments to hedge its securities positions. The successful use of these investment strategies draws upon special skills and experience and usually depends on the ability to forecast price movements or currency exchange rate movements correctly. These strategies will involve the use of futures, options on futures, and forward contracts, all focused on the financial and currency-related instruments.

Should prices or exchange rates move unexpectedly, the Fund may not achieve the anticipated benefits of the transactions or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits for certain options on currencies and forward contracts, and adverse market movements could continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. No assurances can be given that these instruments will be used, even if available, and if used, that they will achieve the desired result.

The Fund may purchase options on futures contracts written or purchased that are traded on U.S. or foreign exchanges. These investment techniques will be used only to hedge against anticipated future changes in market conditions and interest or exchange rates that otherwise might either affect the value of the Fund's portfolio securities or the prices of securities the Fund intends to purchase at a later date adversely.

The Fund may also purchase and sell single security futures ("SSFs"), very new financial instruments traded on a totally electronic futures exchange called the Nasdaq Liffe Markets ("NQLX"), operated jointly by the Nasdaq Stock Market and the London International Financial Futures and Options Exchange. SSF contracts are standardized agreements to buy or sell 100 shares of a particular stock on a specified date in the future at a price set today, like most other futures contracts. The Fund likely will utilize SSFs to short a position in a stock when such a position is not allowed under securities market rules (i.e., no up-tick), and may also purchase long and short SSFs to hedge positions in particular stocks.

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A "sale" of a futures contract means the acquisition of a contractual obligation to deliver the commodity called for by the contract at a specified price on a specified date. A "purchase" of a futures contract means the incurring of an obligation to acquire the commodity called for by the contract at a specified price on a specified date.

The Fund will not buy or sell any futures contracts or options on futures contracts if immediately thereafter the market values of the outstanding futures contracts of the Fund and the currencies and futures contracts subject to outstanding options written by the Fund would exceed 100% of its net assets.

STOCK INDEX FUTURES

The Fund may purchase and sell stock index futures. If utilized by the Fund, the intent would be primarily to hedge against movements in the equity markets. There are several risks in connection with the use of stock index futures by the Fund as a hedging device. One risk arises because of the imperfect correlation between movements in the price of a stock index futures contract and movements in the price of the securities that are the subject of the hedge. The price of a stock index futures contract may move more than or less than the price of the securities being hedged. If the price of a stock index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective but, if the price of the securities being hedged has moved in an unfavorable direction, the Fund will be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, this advantage will be offset partially by the loss on the index futures contract. If the price of the index futures contract moves more than the price of the stock, the Fund will experience either a loss or gain on the futures contract that will not be offset completely by movements in the price of the securities that are subject to the hedge.

To compensate for the imperfect correlation of movements in the price of securities being hedged and movements in the price of a stock index futures contract, the Fund may buy or sell stock index futures contracts in a greater dollar amount than the dollar amount of securities being hedged if the volatility over a particular time period of the prices of such securities has been greater than the volatility over such time period of the stock index, or if otherwise deemed to be appropriate by the Portfolio Manager. Conversely, the Fund may buy or sell fewer stock index futures contracts if the volatility of the prices of the securities being hedged over a particular time period is less than the volatility of the stock index over such time period, or it is otherwise deemed to be appropriate by the Portfolio Manager. It is also possible that, where the Fund has sold futures contracts to hedge its portfolio against a decline in the market, the market may advance and the value of securities held in the Fund may decline. If this occurs, the Fund will lose money on the futures contracts and also experience a decline in value in its portfolio securities. However, over time, the value of a diversified portfolio should tend to move in the same direction as the market indices upon which the index futures are based, although there

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may be deviations arising from differences between the composition of the
Fund and the stocks comprising the index.

Where a stock index futures contract is purchased to hedge against a possible increase in the price of stock before the Fund is able to invest its cash (or cash equivalents) in stocks (or options) in an orderly fashion, it is possible the market may decline instead. If the Fund then concludes not to invest in stock or options at that time because of concern as to possible further market decline or for other reasons, the Fund will realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

In addition to the possibility there may be an imperfect correlation, or no correlation at all, between movements in the price of stock index futures contracts and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movement in the stock index due to certain market distortions. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions that could distort the normal relationship between the index and futures markets. From the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortion in the futures market, and because of the imperfect correlation between the movements in a stock index and movements in the price of stock index futures, a correct forecast of general market trends by the Portfolio Manager still may not result in a successful hedging transaction over a short time frame.

Positions in stock index futures may be closed out only on an exchange or board of trade, which provides a secondary market for such futures. Although the Fund intends to purchase or sell futures only on exchanges or boards of trade where there appear to be active secondary markets, there is no assurance a liquid secondary market on any exchange or board of trade will exist for any particular futures contract or at any particular time. In such event, it may not be possible to close a futures investment position and in the event of adverse price movements, the Fund would continue to be required to make daily cash payments of variation margin. However, in the event futures contracts have been used to hedge portfolio securities, such securities will not be sold until the futures contract can be terminated. In such circumstances, an increase in the price of the securities, if any, may offset losses on the futures contract partially or completely. No assurances can be given that these instruments will be used, even if available, and if used, there is no guarantee the price of the securities will correlate in fact with the price movements in the futures contract and thus provide an offset on a futures contract.

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FOREIGN SECURITIES

The Fund may invest without limit in foreign securities that are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs") in an effort to achieve its investment objective; however, the Fund does not intend to allocate a significant portion of its assets to this non-principal strategy. To the extent the Fund invests in foreign securities, your investment involves special additional risks and considerations not typically associated with investing in securities of U.S. companies. These include fluctuation in the value of foreign portfolio investments due to changes in currency rates and control regulations, lack of public information about foreign issuers, lack of uniform accounting, auditing and financial reporting standards comparable to those applicable to domestic issuers, unstable international and political and economic conditions and greater difficulties in commencing lawsuits against foreign issuers. Investments in emerging markets involve even greater risks such as immature economic structures and unfamiliar legal systems.

OPTIONS ON SECURITIES INDICES

An option on a securities index is similar to an option on a security except that, rather than the right to take or make delivery of securities at a specified price, an option on a securities index is settled in cash. Upon exercise of the option, in the case of a call, the holder has the right to receive an amount of cash if the closing level of the chosen index is greater than the exercise ('strike') price or, in the case of a put, less than the strike price of the option.

BORROWING ("LEVERAGING")

When the Portfolio Manager believes market conditions are appropriate, the Fund may borrow in order to take full advantage of available investment opportunities. This is the speculative activity known as "leveraging." The Fund may "leverage" up to 33% of the value of the Fund's total assets. The Fund may borrow money from a bank in a privately arranged transaction to increase the money available to the Fund to invest in securities when the Fund believes the return from the securities financed will be greater than the interest expense paid on the borrowing. Borrowings may involve additional risk to the Fund because the interest expense may be greater than the income from or appreciation of the securities purchased with the borrowings and the value of the securities carried may decline below the amount borrowed.

Any investment gains made with the proceeds obtained from borrowings in excess of interest paid on the borrowings will cause the net income per share and the net asset value per share of the Fund's shares to be greater than would otherwise be the case. On the other hand, if the investment performance of the additional securities purchased fails to cover their cost (including any interest paid on the money borrowed) to the Fund, then the net income per share and net asset value per share of the Fund's shares will be less than would otherwise be the case.

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Utilization of leverage, which is usually considered speculative, involves certain risks to the Fund's shareholders. These include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares. So long as the Fund is able to realize a net return on its investment portfolio that is higher than the interest expense paid on borrowings, the effect of leverage will be to cause the Fund's shareholders to realize a higher current net investment income than if the Fund were not leveraged. On the other hand, interest rates on U.S. Dollar-denominated and foreign currency-denominated obligations change from time to time, as does their relationship to each other, depending upon such factors as supply and demand forces, monetary and tax policies within each country and investor expectations. Changes in such factors could cause the relationship between such rates to change so that rates on U.S. Dollar-denominated obligations may substantially increase relative to the foreign currency-denominated obligations in which the Fund may be invested. To the extent the interest expense on borrowings approaches the net return on the Fund's investment portfolio, the benefit of leverage to the Fund's shareholders will be reduced, and if the interest expense on borrowing were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense on borrowings, it could be necessary for the Fund to liquidate certain of its investments, thereby reducing the net asset value of the Fund's shares.

OPTIONS ON SECURITIES

An option gives the purchaser of the option, upon payment of a premium, the right to deliver to (in the case of a put) or receive from (in the case of a call) the writer of the option a specified amount of securities on or before a fixed date at a predetermined price. A call option written by the Fund is "covered" if the Fund owns the underlying securities, has an absolute and immediate right to acquire those securities upon conversion or exchange of other securities it holds, or holds a call option on the underlying securities with an exercise price equal to or less than that of the call option it has written. A put option written by the Fund is "covered" if the Fund holds a put on the underlying securities with an exercise price equal to or greater than that of the put option it has written.

A call option is for cross-hedging purposes if the Fund does not own the underlying securities and is designed to provide a hedge against a decline in value of other securities the Fund owns or has the right to acquire. The Fund may write a call option for cross-hedging purposes, instead of writing a covered call option, when the premium to be received from the cross-hedge transaction exceeds that which would be received from writing a covered call option, while at the same time achieving the desired hedge.

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In purchasing an option, the Fund will be in a position to realize a gain if, during the option period, the price of the underlying securities increased (in the case of a call) or decreased (in the case of a put) by an amount in excess of the premium paid. Otherwise, the Fund will experience a loss equal to the premium paid for the option.

If an option written by the Fund is exercised, the Fund will be obligated to purchase (in the case of a put) or sell (in the case of a call) the underlying securities at the exercise price. The risk involved in writing an option is that if the option is exercised, the underlying securities then must be purchased or sold by the Fund at a disadvantageous price. Entering into a closing transaction (i.e., by disposing of the option prior to its exercise) reduces these risks. The Fund retains the premium received from writing a put or call option whether or not the option is exercised. The writing of call options can result in increases in the Fund's portfolio turnover rate, especially during periods when market prices of the underlying securities appreciate. The Fund will purchase or write options on securities of the types in which it is permitted to invest in privately negotiated (i.e., over-the-counter) transactions only with investment dealers and other financial institutions (such as commercial banks or savings and loan institutions) deemed creditworthy by the Portfolio Manager. The Fund has adopted procedures for monitoring the creditworthiness of such entities. Options purchased or written by the Fund in negotiated transactions are illiquid and it may not be possible for the Fund to effect a closing transaction at an advantageous time.

FOCUS RISK

At any one time, the Portfolio Manager may focus the Fund's investments in a number of companies with similar characteristics. If companies with these types of characteristics underperform companies with different characteristics or the market as a whole, the potential negative impact to the Fund could be magnified. As the Portfolio Manager allocates more of the Fund's portfolio holdings to companies with similar characteristics, the Fund's performance will be more susceptible to any economic, business or other developments that affect those types of companies generally.

TEMPORARY DEFENSIVE POSITION

For temporary defensive purposes, the Fund may reduce its position in equity securities and increase without limit its position in short-term, liquid, high-grade debt securities, which may include U.S. Government securities, bank deposits, money market instruments, short-term debt securities, including notes and bonds, or hold its assets in cash. While the Fund is investing for temporary defensive purposes, it may not meet its investment objective. Employing such a defensive strategy would be inconsistent with the stated objectives of the Fund.

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PORTFOLIO TURNOVER RATE

The Portfolio Manager anticipates he will manage the Fund's portfolios actively in pursuing its investment strategies. Portfolio securities will be sold without regard to the length of time they have been held when the Portfolio Manager believes it is appropriate to do so in light of the Fund's investment goals. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. In general, the greater the volume of buying and selling by a mutual fund, the greater the impact brokerage commissions and other transaction costs will have on its return. The Fund's portfolio turnover may exceed 100% significantly; it may vary from year to year, as well as within a particular year, and may be affected by cash requirements for redemption of shares. High portfolio turnover rates may also cause substantial net short-term gains and any distributions resulting from such gains will be ordinary income to you for purposes of federal income tax.

FUTURE DEVELOPMENTS

Following written notice to its shareholders and amendment to this Prospectus, the Fund may take advantage of other investment practices not currently contemplated for use by the Fund or not available now but may yet be developed, to the extent such investment practices are consistent with the Fund's investment objective and legally permissible for the Fund. Such investment practices, if they arise, may involve risks that exceed those involved in the activities described above.


                               MANAGEMENT

INVESTMENT ADVISER

The Fund has entered into an investment advisory agreement with Choice Investment Management, LLC (the "Adviser"). The Adviser was organized in 1999 as a Colorado limited liability company to become an investment adviser to the Choice Focus Fund and Choice Balanced Fund, and is located at 5299 DTC Boulevard, Suite 1150, Greenwood Village, Colorado 80111. In addition to the Long-Short Fund, the Adviser also acts as investment adviser to the Choice Focus Fund and Choice Balanced Fund, and will advise the Choice Market Neutral Fund, to be launched in early 2003. Although the Adviser, as a recently formed entity, has had only limited (less than four years) experience advising registered investment companies, Patrick S. Adams ("Portfolio Manager"), the Founder, President and a Trustee of the Adviser, has had 17 years of experience as a Portfolio Manager. In addition to providing investment and portfolio management services to the mutual funds noted, Mr. Adams provides such services to private accounts.

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Under the investment advisory agreement, the Adviser manages the Fund's investments and business affairs, subject to the supervision of the Board of Trustees. The Long-Short Fund has agreed to pay the Adviser an annual management fee of 2.50% of the Fund's average daily net assets. The advisory fee accrues daily and is paid monthly.

PORTFOLIO MANAGER

Patrick S. Adams is the Portfolio Manager for the Fund. As Portfolio Manager, he is responsible for the day-to-day management of the Fund and the selection of the Fund's investments. He also is the Portfolio Manager of the Choice Focus Fund, Choice Balanced Fund and Choice Market Neutral Fund as well as other private pooled investments. Prior to organizing the Adviser, Mr. Adams served as Senior Vice President to Berger Associates, Executive Vice President and Portfolio Manager of the Berger 100 Fund, President and Portfolio Manager of the Berger IPT-100 Fund, President and co-Portfolio Manager of the Berger IPT-Growth and Income Fund and Executive Vice President and co-Portfolio Manager of the Berger Growth and Income Fund since February 1997. Mr. Adams also served as the President and co-Portfolio Manager of the Berger Balanced Fund since its inception in August 1997, and as President and Portfolio Manager of the Berger Select Fund from its inception on December 31, 1997 until April 1999.

Prior to his affiliation with the Berger Funds, Mr. Adams acted as Senior Vice President from June 1996 to January 1997 with Zurich Kemper Investments; Portfolio Manager from March 1993 to May 1996 with Founders Asset Management, Inc.; Research Analyst and Portfolio Manager from January 1990 to January 1992 and Senior Portfolio Manager/Senior Analyst from January 1992 to February 1993 with First of America Investment Corp.; and Portfolio Manager from August 1985 to December 1989 with Capital Management Group-Star Bank.

LEGAL PROCEEDINGS

Neither the Fund nor its Adviser, its affiliates or control persons are parties to any legal proceedings that the Adviser believes to be material, and no other such proceedings are known to be contemplated for which the Fund or Adviser anticipates a material risk of loss.


                        BUYING AND SELLING SHARES

DETERMINING YOUR SHARE PRICE

The price at which you purchase and sell a fund's shares is called the fund's net asset value ("NAV") per share. The Fund calculates NAV by taking the total value of its assets, subtracting its liabilities and dividing the total by the number of fund shares outstanding. The Fund calculates its NAV once daily as of the close of trading on the New York Stock Exchange (the "NYSE") (usually 4:00 p.m. Eastern time) on days when the Fund is open for business. These are generally the same days that the NYSE is open for trading. The Fund does not calculate NAV on

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days the NYSE is closed (including national holidays and Good Friday).
The price of the shares you purchase or redeem will be the next NAV calculated after your order is received and accepted by the Fund's transfer agent, or other financial intermediary with the authority to accept orders on the Fund's behalf.

The value of a fund's assets is based on the current market value of its investments. For securities with readily available market quotations, funds use those quotations to price a security. If a security does not have a readily available market quotation, the Fund values the security based on fair value, as determined in good faith in accordance with the guidelines and fair value pricing policy established by the Fund's Board of Trustees. The Fund may use pricing services to assist in the determination of market value.

Foreign securities may trade during hours and on days the NYSE is closed and the Fund's NAV is not calculated. Although the Fund's NAV may be affected, you will not be able to purchase or redeem shares on these days.

BEFORE YOU INVEST

PROSPECTUS

This Prospectus contains important information about the Fund. Please read it carefully before you decide to invest.

ACCOUNT REGISTRATION

Once you have decided to invest in the Fund, you need to select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Fund can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.

Available forms of registration include:
* INDIVIDUAL OWNERSHIP. If you have reached the legal age of majority in your state of residence, you may open an individual account.
* JOINT OWNERSHIP. Two or more individuals may open an account together as joint tenants with right of survivorship, tenants in common or as community property.
* CUSTODIAL ACCOUNT. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfers to Minors Act for your state of residence.
* BUSINESS/TRUST OWNERSHIP. Corporations, trusts, charitable organizations and other businesses may open accounts.
* IRAS AND OTHER TAX-DEFERRED ACCOUNTS. The Fund offers a variety of retirement accounts for individuals and institutions. Please refer to "Retirement Account Options," below, for more information about these types of accounts.

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PURCHASING SHARES

You can buy shares directly from the Fund or through a broker-dealer or other institution the Fund has authorized to sell shares. To open an account or buy additional shares from the Fund, just follow these steps:

TO OPEN AN ACCOUNT                                      TO ADD TO AN EXISTING ACCOUNT
BY MAIL:                                                By Mail:
*  Complete and sign the account application            * Complete the investment slip included in
   or an IRA application.  If you do not                  your account statement, and write your
   complete the application properly, your                account number on your check.
   purchase may be delayed or rejected.                 * If you no longer have your investment slip,
*  Make your check payable to "The Choice                 please reference your name, account
   Funds." The Fund does not accept cash,                 number and address on your check.
   money orders, third party checks, credit             * Make your check payable to "The Choice
   card checks, traveler's checks, starter                Funds."
   checks, checks drawn on non-U.S. banks
   outside the U.S. or other checks deemed
   to be high risk.
*  For IRAs, please specify the year for which
   the contribution is made.

MAIL YOUR APPLICATION AND CHECK TO:                     MAIL THE SLIP AND THE CHECK TO:
   Choice Funds                                           Choice Funds
   P.O. Box 759                                           P.O. Box 759
   Milwaukee, WI 53201-0759                               Milwaukee, WI 53201-0759

BY OVERNIGHT COURIER, SEND TO:                          BY OVERNIGHT COURIER, SEND TO:
   Choice Funds                                           Choice Funds
   803 West Michigan Street, Suite A                      803 West Michigan Street, Suite A
   Milwaukee, WI 53233                                    Milwaukee, WI 53233

BY TELEPHONE:                                           BY TELEPHONE:
*  You may not make your initial purchase by            * You automatically have the privilege to
   telephone.                                             purchase additional shares by telephone
                                                          if you have established bank information
                                                          on your account unless you have declined
                                                          this service on your account application.
                                                          You may call 1-800-392-7107 to purchase
                                                          shares for an existing account.
                                                        * Investments made by electronic funds
                                                          transfer must be in amounts of at least
                                                          $1,000 and not greater than $50,000.

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
BY WIRE:                                                BY WIRE:
* To purchase shares by wire, the transfer              * Send your investment to UMB Bank by
  agent must have received a completed                    following the instructions listed on page 20.
  application and issued an account number
  to you. Call 1-800-392-7107 for instructions
  prior to wiring the funds.
* Send your investment to UMB Bank, n.a.,
   with these instructions:
   UMB Bank, n.a.
   ABA #101000695
   For Credit to the Choice Funds
   A/C #9870983788
   For further credit to: investor account
   number; name(s) of investor(s), SSN or TIN;
   Choice Long-Short Fund; share class.

If your purchase request is received by the Fund's transfer agent, broker-dealer or other authorized agent before close of trading on the NYSE (typically 4:00 p.m. Eastern time) on a day the Fund is open for business, your request will be executed at that day's NAV, provided that your application is in good order. GOOD ORDER means that we have received your completed, signed application, your payment and your tax identification number information. If your request is received after close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the transfer agent receives your completed application, the wired funds and all required information is provided in the wire instructions.

ACCOUNT MINIMUMS

You also need to decide how much money to invest. In the following chart the minimum amounts that you will need to open or add to certain types of accounts are shown. The Fund may waive the minimum investment amounts at any time.

-------------------------------------------------------------------------
                                                              ADDITIONAL
                                             INITIAL MINIMUM   MINIMUM
TYPE OF ACCOUNT                                 PURCHASE       PURCHASE
-------------------------------------------------------------------------
Regular (individual, joint, business or trust)   $10,000        $1,000
-------------------------------------------------------------------------
IRA (including spousal, Roth and SEP)            $10,000        $1,000
-------------------------------------------------------------------------
Gifts to Minors                                  $10,000        $1,000
-------------------------------------------------------------------------
403(b) Plan                                      $10,000        $1,000
-------------------------------------------------------------------------

CUSTOMER IDENTIFICATION PROGRAM

Federal regulations may require the Fund to obtain your name, your date of birth (for a natural person), your residential address or principal place of business (as the case may be), and

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mailing address, if different, as well as your Taxpayer Identification
Number at the time you open an account. Additional information may be required in certain circumstances. Applications without such information may be rejected. To the extent permitted by applicable law, the Fund reserves the right to place limits on transactions in your account until your identity is verified.

ADDITIONAL PURCHASE INFORMATION

The Fund does not issue certificates for shares.

If your check or ACH purchase does not clear for any reason, your purchase will be canceled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the transfer agent. The Fund may redeem shares you own in this or another identically registered Choice Funds account as reimbursement for any such losses.

You must provide the Fund with a Social Security Number or Taxpayer Identification Number before your account can be established. If you do not certify the accuracy of your Social Security or Taxpayer Identification Number on your account application, the Fund will be required to withhold Federal income tax at the rate set forth in applicable IRS Rule and Regulations from all of your dividends, capital gain distributions and redemptions.

The Fund is only offered and sold to residents of the United States. Your application may be rejected if it does not contain a U.S. address. This Prospectus should not be considered an offer to buy or sell shares of the Fund in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

The Fund will not accept your application if you are investing for another person as attorney-in-fact. The Fund will not accept applications that list "Power of Attorney" or "POA" in the registration section.

Once you place your order, you may not cancel or revoke it. The Fund may reject a purchase order for any reason.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS

In addition to purchasing shares from the Fund, you may invest through a financial service agent. Financial advisers, broker-dealers and other financial service agents may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares, than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Fund offers.

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SELLING SHARES

You may sell your shares on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Fund normally pays redemption proceeds within two business days, but may take up to seven days. The Fund reserves the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission ("SEC") permits the suspension of the right of redemption or postpones the date of payment of a redemption. You can redeem shares purchased by check at any time. However, while the Fund will process your redemption on the day it receives your request, it will not pay your redemption proceeds until your check has cleared, which may take up to 15 days from the date of purchase. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Fund and its shareholders from loss.

BY MAIL

* Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to sell, and how and where to send the proceeds.
* Sign the request exactly as the shares are registered. All registered owners must sign.
*    Include a signature guarantee, if necessary (see "Signature
     Guarantees," below).

MAIL YOUR REQUEST TO:

     BY REGULAR MAIL               BY OVERNIGHT COURIER
     ---------------               --------------------
     Choice Funds                  Choice Funds
     P.O. Box 759                  803 West Michigan Street, Suite A
     Milwaukee, WI 53201-0759      Milwaukee, WI 53233

BY TELEPHONE

You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

Call 1-800-392-7107, between 8:00 a.m. and 8:00 p.m. Eastern time. You may redeem as little as $1,000 and as much as $50,000 by telephone.

Redemption requests received in good order before close of trading on the NYSE (typically, 4:00 p.m. Eastern time) on any day that the Fund is open for business will be processed at that day's NAV. GOOD ORDER means that the request includes the Fund's name and your account number, the amount of the transaction (in dollars or shares), the signatures of all owners exactly as

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                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

registered on the account, and any required signature guarantees.
Redemption requests sent by facsimile will not be honored.

PLEASE NOTE THAT THE FUND MAY REQUIRE ADDITIONAL DOCUMENTS FOR
REDEMPTIONS BY CORPORATIONS, EXECUTORS, ADMINISTRATORS, TRUSTEES AND GUARDIANS. IF YOU HAVE ANY QUESTIONS ABOUT HOW TO REDEEM SHARES, OR TO DETERMINE IF A SIGNATURE GUARANTEE OR OTHER DOCUMENTATION IS REQUIRED, PLEASE CALL 1-800-392-7107.

ADDITIONAL REDEMPTION PROVISIONS

Once we receive your order to sell shares, you may not revoke or cancel it. We cannot accept an order to sell that specifies a particular date, price or any other special conditions.

If you are redeeming from an IRA, please tell us the proper tax withholding on your redemption request. If you did not make a tax election on your IRA application, we will automatically withhold 10% of your redemption proceeds.

If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed.

If the amount you redeem is large enough to affect the Fund's operations, the Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

The Fund reserves the right to suspend the redemption of Fund shares when the SEC orders that the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by the Fund is not reasonably practicable, the Fund cannot fairly determine the value of its net assets or the SEC permits the suspension of the right of redemption or postpones the date of payment of a redemption.

REDEEMING SHARES THROUGH THIRD PARTIES

A broker-dealer, financial institution or other service provider may charge a fee to redeem your Fund shares. If the service provider is the shareholder of record, the Fund may accept redemption requests only from that provider.

TELEPHONE TRANSACTIONS

In times of drastic economic or market conditions, you may have difficulty selling shares by telephone. The Fund reserves the right temporarily to discontinue or limit the telephone purchase or redemption privileges at any time during such periods. If you are unable to reach the Fund by telephone, please send your redemption request via overnight courier.

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The Fund reserves the right to refuse a telephone redemption request if it believes it is advisable to do so. The Fund uses procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Fund may implement other procedures from time to time. If these procedures are followed, the Fund and its service providers may not be liable for any losses due to unauthorized or fraudulent instructions.

SIGNATURE GUARANTEES

The Fund will require the signature guarantee of each account owner to redeem shares in the following situations:

*    to change ownership on your account;
* to send redemption proceeds to a different address than is currently on the account;
*    to have the proceeds paid to someone other than the account's owner;
* to transmit redemption proceeds by federal wire transfer or ACH to a bank other than your bank of record;
* if a change of address request has been received by the transfer agent within the last 30 days; or
*    if your redemption is for $50,000 or more.

Please note that a signature guarantee may not be sent by facsimile.

The Fund requires signature guarantees to protect both you and the Fund from possible fraudulent requests to redeem shares. You must obtain a signature guarantee from a participant in the Securities Transfer Association Medallion Program. You can obtain a signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions that participate in the Medallion Program. You should call the company or institution before seeking a signature guarantee to make sure it is a Medallion Program participant. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS

All Choice Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Fund reserves the right to close an account when a redemption leaves your account balance below $10,000. We will notify you in writing before we close your account and you will have 60 days to add additional money to bring the balance up to $10,000. This provision does not apply to retirement plan accounts or UGMA/UTMA accounts.

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MAKING CHANGES TO YOUR ACCOUNT

You may call or write us to make changes to your account. Common changes include:
* Name changes. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or have your signatures guaranteed.
* Address changes. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the transfer agent with any changes at 1-800-392-7107.
* Transfer of account ownership. Send us a letter including your account number, the share class, number of shares or dollar amount being transferred along with the name, address and taxpayer identification number of the person to whom the shares are being transferred. All living registered owners must sign the letter. You will also need to include a signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the transfer agent at 1-800-392-7107 to determine what additional documents are required.


                      SPECIAL FEATURES AND SERVICES

RETIREMENT ACCOUNT OPTIONS

The Fund offers a variety of retirement accounts for individuals and organizations. These accounts may offer you tax advantages. For information on establishing retirement accounts, please call
1-800-392-7107. You should consult with your legal and/or tax adviser before you establish a retirement account.

The Fund currently accepts investments into the following kinds of retirement accounts:

*    Traditional IRA (including spousal IRA)
*    "Rollover" IRA
*    Roth IRA
*    SEP-IRA
*    403(b) Plans

ACH TRANSACTIONS

If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this service (a transaction fee may apply for IRA accounts). You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-392-7107.

                                                                  Page 25
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AUTOMATED TELEPHONE SERVICES

The Fund offers 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Fund and gives you your account balance and history (e.g., last transaction, latest dividend distribution). To access the automated system, please call
1-800-392-7107.

WEB SITE

You can obtain the most current Prospectus and shareholder report for the Fund, as well as net asset values, applications and other Fund information, by visiting the Fund's web site at www.choicefunds.net.

SYSTEMATIC WITHDRAWAL PLAN (SWP)

You can have shares automatically redeemed from your account on a regular basis by using our systematic withdrawal plan. If your account balance is $10,000 or more, you may take systematic withdrawals of $500 or more on a monthly or quarterly basis. If the date of your withdrawal falls on a weekend or a holiday, the withdrawal will occur on the previous business day. The proceeds of a withdrawal can be sent to your address of record or sent by electronic transfer to your bank. This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate section of the purchase application or call 1-800-392-7107 for assistance.


                      OTHER SHAREHOLDER INFORMATION

SHAREHOLDER COMMUNICATIONS

CONFIRMATIONS. You will receive a confirmation each time you buy or sell Fund shares. Please review your confirmation and notify us immediately if there are any discrepancies in the information.

QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.

SEMI-ANNUAL AND ANNUAL REPORTS. The Fund sends semi-annual and annual reports to its shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Fund's portfolio holdings at the end of its semi-annual and fiscal year periods. Additionally, in the annual report, the Adviser discusses the factors that affected the Fund's performance materially for its most recently completed year, including relevant market conditions and the investment strategies and techniques that were used.

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PROSPECTUS. Each year, the Fund sends all shareholders a new Prospectus.
Please read the Prospectus and keep it for future reference.

FORM 1099. Each year, you will receive a Form 1099-DIV for each Fund from which you received a distribution in the preceding year and a Form 1099-B on which is shown the number of shares you sold during the year.

FORM 5498. If you contributed to an IRA or 403(b) plan during the year, you will receive a Form 5498 verifying your contribution.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS

The Fund may authorize one or more broker-dealers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Fund's behalf. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund's behalf. In these cases, the Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. Designated financial services agents and sub-agents are responsible for transmitting accepted orders and payment for the purchase of shares to the transfer agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be canceled and the financial services agent will be held responsible for any resulting fees or losses.


                       DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Fund will automatically reinvest your dividends and capital gain distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Fund will send a check to your address of record.

A DIVIDEND from net investment income represents the income the Fund earns from dividends and interest paid on its investments, after payment of the Fund's expenses. A CAPITAL GAIN is the increase in the value of a security that the Fund holds. The Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The Fund will distribute any net realized capital gains and dividends annually, normally in December. If the Fund is not able to estimate capital gains correctly, it will make an additional capital gains distribution in the first quarter of the next calendar year.

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BUYING A DIVIDEND. Unless you invest in a tax-deferred retirement account
(such as an IRA), it is not to your advantage to buy shares of the Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check the Fund's distribution schedule before you invest by calling 1-800-392-7107.

DISTRIBUTION ARRANGEMENTS

SHARE CLASSES. The Fund is authorized to offer three classes of shares. However, the Fund is only offering Class A and Class C shares.

CLASS A SHARES -- INITIAL SALES CHARGE ALTERNATIVE

You can purchase Class A shares at NAV plus an initial sales charge, as follows:

                                                                     COMMISSION TO
                                                                      DEALER/AGENT
                                          AS % OF                       AS % OF
                                          OFFERING      AS % OF         OFFERING
AMOUNT PURCHASED                           PRICE       INVESTMENT        PRICE
Less than $25,000                          5.50%          5.82%          5.25%
$25,000 but less than $50,000              5.25%          5.54%          5.00%
$50,000 but less than $100,000             4.75%          4.99%          4.50%
$100,000 but less than $250,000            3.75%          3.90%          3.50%
$250,000 but less than $500,000            3.00%          3.09%          2.75%
$500,000 but less than $1,000,000          2.00%          2.04%          1.75%
$1,000,000 or more                          NAV            NAV             *

* You pay no initial sales charge on purchases of Class A Shares in the amount of $1,000,000 or more, but may pay a 1.00% CDSC if you redeem your shares within one (1) year. Certain purchases of Class A shares may qualify for reduced or eliminated sales charges under the Fund's Rights of Accumulation, Letter of Intent, Privilege for Certain Retirement Plans, Reinstatement Privilege and Sales at Net Asset Value Programs.

CLASS C SHARES -- ASSET-BASED SALES CHARGE ALTERNATIVE

You can purchase shares at NAV without an initial sales charge. The Fund will thus receive the full amount of your purchase. However, your investment will be subject to a 1.00% CDSC if you redeem your shares within one (1) year.

Class C shares do not convert to any other Class of shares of the Fund.

Page 28
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CHOOSING A CLASS OF SHARES. The decision as to which class of shares is more beneficial to you depends on the amount and intended length of your investment. If you are making a large investment, thus qualifying for a reduced sales charge, you might consider purchasing Class A shares. If you are unsure of the length of your investment, you might consider Class C shares because there is no initial sales charge and no CDSC as long as the shares are held for one (1) year or more. Dealers and agents may receive differing compensation for selling Class A or Class C shares. There is no maximum size limit on purchases of Class A or Class C shares.

You should consult your financial adviser to assist in choosing a class of Fund shares.

REDUCTIONS IN INITIAL SALES CHARGES. Reductions in the initial sales charges shown in the sales charges table on page 28 of this Prospectus apply to purchases of shares of the Fund that are otherwise subject to an initial sales charge, provided that such purchases are made by a "purchaser," meaning:
1. an individual and his or her spouse and children, including any trust established exclusively for the benefit of any such person; or a pension, profit-sharing, or other benefit plan established exclusively for the benefit of any such person, such as an IRA, Roth IRA, a single-participant money purchase/profit sharing plan or an individual participant in a 403(b) Plan (unless such 403(b) plan qualifies as the purchaser as defined below);
2. a 403(b) plan, the employer/sponsor of which is an organization described under Section 501(c)(3) of the Internal Revenue Code of 1986, as amended, if:
     a. the employer/sponsor must submit contributions for all participating employees in a single contribution transmittal (i.e., the Fund will not accept contributions submitted with respect to individual participants);
     b. each transmittal must be accompanied by a single check or wire transfer; and
     c. all new participants must be added to the 403(b) plan by submitting an application on behalf of each new participant with the contribution transmittal;
3. a trustee or fiduciary purchasing for a single trust, estate or single fiduciary account (including a pension, profit-sharing or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986) and 457 plans, although more than one beneficiary or participant is involved;
4. a Simplified Employee Pension (SEP), Salary Reduction and other Elective Simplified Employee Pension account (SAR-SEP) or Savings Incentive Match Plans for Employees IRA (SIMPLE IRA), where the employer has notified the Fund in writing that all of its related employee SEP, SAR-SEP or SIMPLE IRA accounts should be linked; or
5. any other organized group of persons, whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

Investors or dealers seeking to qualify orders for a reduced initial sales charge must identify such orders and, if necessary, support their qualification for the reduced charge. The Adviser reserves

                                                                  Page 29
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the right to determine whether any purchaser is entitled, by virtue of the foregoing definition, to the reduced sales charge. No person or entity may distribute shares of the Fund without payment of the applicable sales charge other than to persons or entities that qualify for a reduction in the sales charge as provided herein.

LETTERS OF INTENT. A purchaser as defined may pay reduced initial sales charges by completing the appropriate section of the account application and by fulfilling a Letter of Intent ("LOI"). The LOI confirms such purchaser's intention as to the total investment to be made in Class A shares of the Fund (not applicable to Class C shares of the Fund) within the following 13 consecutive months. By completing the form accompanying the account application and by signing the account application, the purchaser indicates that he/she understands and agrees to the terms of the LOI and is bound by the provisions described below.

Each purchase of Fund shares subject normally to an initial sales charge made during the 13-month period will be made at the public offering price applicable to a single transaction of the total dollar amount indicated by the LOI. It is the purchaser's responsibility at the time of purchase to specify the account numbers that should be considered in determining the appropriate sales charge. The offering price may be further reduced as described under RIGHTS OF ACCUMULATION if the transfer agent is advised of all other accounts at the time of the investment. Shares acquired through reinvestment of dividends and capital gains distributions will not be applied to the LOI. At any time during the 13-month period after meeting the original obligation, a purchaser may revise his or her intended investment amount upward by submitting a written and signed request. Such a revision will not change the original expiration date. By signing an LOI, a purchaser is not making a binding commitment to purchase additional shares, but if purchases made within the 13-month period do not total the amount specified, the investor will pay the increased amount of sales charge as described below. Purchases made within 90 days before signing an LOI will be applied toward completion of the LOI. The LOI effective date will be the date of the first purchase within the 90-day period. The transfer agent will process necessary adjustments upon the expiration or completion date of the LOI. Purchases made more than 90 days before signing an LOI will be applied toward completion of the LOI based on the value of the shares purchased calculated at the public offering price on the effective date of the LOI.

To assure compliance with the provisions of the Investment Company Act of 1940, out of the initial purchase (or subsequent purchases if necessary) the transfer agent will escrow in the form of shares an appropriate dollar amount (computed to the nearest full share). All dividends and any capital gain distributions on the escrowed shares will be credited to the purchaser. All shares purchased, including those escrowed, will be registered in the purchaser's name. If the total investment specified under this LOI is completed within the 13-month period, the escrowed shares will be released promptly. If the intended investment is not completed, the purchaser will pay the transfer agent the difference between the sales charge on the specified amount and the

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amount actually purchased. If the purchaser does not pay such difference within 20 days of the expiration date, he/she constitutes and appoints the transfer agent irrevocably as his/her attorney to surrender for redemption any or all shares, to make up such difference within 60 days of the expiration date.

If at any time before completing the LOI Program the purchaser wishes to cancel the agreement, he/she must give written notice to the transfer agent. If at any time before completing the LOI Program the purchaser requests the transfer agent to liquidate or transfer beneficial ownership of his/her total shares, a cancellation of the LOI will be effected automatically. If the total amount purchased is less than the amount specified in the LOI, the transfer agent will redeem an appropriate number of escrowed shares equal to the difference between the sales charge actually paid and the sales charge that would have been paid if the total purchases had been made at a single time.

RIGHTS OF ACCUMULATION. A purchaser as defined may also qualify for reduced initial sales charges based upon such purchaser's existing investment in Class A shares of the Fund at the time of the proposed purchase. To determine whether a reduced initial sales charge applies to a proposed purchase, the transfer agent takes into account not only the money invested upon such proposed purchase, but also the value of all Class A shares of the Fund owned by such purchaser, calculated at the then current public offering price. If a purchaser so qualifies for a reduced sales charge, the reduced sales charge applies to the total amount of money then being invested by such purchaser, calculated at the then current public offering price, and not just to the portion that exceeds the breakpoint above which a reduced sales charge applies.

For example, if a purchaser already owns Class A shares with a value of $20,000 and wishes to invest an additional $20,000 in Class A shares, with a maximum initial sales charge of 5.50%, the reduced initial sales charge of 5.25% will apply to the full $20,000 purchase and not just to the $15,000 in excess of the $25,000 breakpoint. To qualify for obtaining the discount applicable to a particular purchase, the purchaser or his dealer must furnish the transfer agent with a list of the account numbers and the names in which such accounts of the purchaser are registered at the time the purchase is made.

PURCHASES AT NET ASSET VALUE. Purchases of shares of the Fund at net asset value (without payment of an initial sales charge) may be made in connection with: (a) the reinvestment of dividends and distributions from the Fund; (b) use of the reinstatement privilege; or (c) a merger, consolidation or acquisition of assets of the Fund.

The Fund will waive sales charges to the employees of the Fund, the Adviser and the Portfolio Manager, such employees' immediate family members and other individuals with substantive business or personal relationships to the Fund or the Adviser. The following purchasers will not pay initial sales charges on purchases of Class A shares because there is a reduced sales effort involved in sales to these purchasers:

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1.   The Fund, the Adviser and individuals with substantive business or personal relationships to the Fund or the Adviser;
2. Any current or retired officer, director or employee (and members of their immediate family) of the Adviser, its affiliates or the Funds and any foundation, trust or employee benefit plan established exclusively for the benefit of, or by, such persons;
3. Sales representatives and employees (and members of their immediate family) of selling group members or financial institutions that have arrangements with such selling group members;
4.   Purchases through approved fee-based programs;
5. Employee benefit plans designated as purchasers as defined above, and non-qualified plans offered in conjunction therewith, provided the initial investment in the plan(s) is at least $1 million; the sponsor signs a $1 million LOI; the employer-sponsored plan(s) has at least 100 eligible employees; or all plan transactions are executed through a single omnibus account and the financial institution or service organization has entered into the appropriate agreements with the distributor. Section 403(b) plans sponsored by public educational institutions are not eligible for a sales charge exception based on the aggregate investment made by the plan or the number of eligible employees. Purchases of the Fund by such plans are subject to initial sales charges; and
6. A shareholder of a fund that merges or consolidates with the Fund or that sells its assets to the Fund in exchange for shares of the Fund.

As used above, immediate family includes an individual and his or her spouse, children, parents and parents of spouse.

APPLICATION OF THE CDSC. The CDSC is applied to the lesser of the original cost of shares being redeemed or NAV at the time of redemption. Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The Fund may waive the CDSC on redemptions of shares following the death or disability of a shareholder or to meet the requirements of certain qualified retirement plans.

CONTINGENT DEFERRED SALES CHARGE EXCEPTIONS. CDSCs will not apply to the following:
1. Redemptions following the death or post-purchase disability of (1) any registered shareholders on an account or (2) a settlor of a living trust, of shares held in the account at the time of death or initial determination of post-purchase disability;
2.   Certain distributions from IRAs, Section 403(b) retirement plans,
     Section 457 deferred compensation plans and Section 401 qualified plans, where redemptions result from (i) required minimum distributions to plan participants or beneficiaries who are age 70-1/2 or older, and only with respect to that portion of such distributions that does not exceed 10% annually of the participant's or beneficiary's account value in the Fund; (ii) in kind transfers of assets where the participant or beneficiary notifies the distributor of the transfer not later than the time the transfer occurs; (iii) tax-free rollovers or transfers of assets to another plan

                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

     of the type described above invested in Class C shares of the Fund;
     (iv) tax-free returns of excess contributions or returns of excess deferral amounts; and (v) distributions on the death or disability (as defined in the Internal Revenue Code) of the participant or beneficiary;
3. Liquidation by the Fund when the account value falls below the minimum required account size of $10,000;
4.   Investment account(s) of the Adviser; and
5. Class C shares if the investor's dealer of record notifies the Fund prior to the time of investment that the dealer waives the payment otherwise payable to him.

Upon the redemption of Class A shares purchased in amounts of $1 million or more, no CDSC will be applied in the following situations:
1.   Shares held more than 12 months;
2. Redemptions from employee benefit plans designated as qualified purchasers, as defined above, where the redemptions are in connection with employee terminations or withdrawals, provided the total amount invested in the plan is at least $1,000,000; the sponsor signs a $1 million LOI; or the employer-sponsored plan has at least 100 eligible employees; provided, however, that 403(b) plans sponsored by public educational institutions shall qualify for the CDSC waiver on the basis of the value of each plan participant's aggregate investment in the Fund, and not on the aggregate investment made by the plan or on the number of eligible employees;
3.   Private foundations or endowment funds; and
4. Redemption of shares by the investor where the investor's dealer waives the amounts otherwise payable to it by the distributor and notifies the distributor prior to the time of investment.

REDEMPTIONS IN KIND. It is possible conditions may exist in the future that would, in the opinion of the Board of Trustees, make it undesirable for the Fund to pay for redemptions in cash. In such cases, the Board may authorize payment to be made in portfolio securities of the Fund. Securities delivered in payment of redemptions are valued at the same value assigned to them in computing the net asset value per share. Shareholders receiving such securities generally will incur brokerage costs when selling such securities. The Fund will obligate itself to redeem in cash up to $250,000 or 1% of the net asset value of the Fund per 90 day period after making a filing with the SEC.

ASSET-BASED SALES CHARGE OR RULE 12b-1 FEES. The Fund has adopted a plan under SEC Rule 12b-1 under which the Fund is allowed to pay asset-based sales charges or distribution and service fees for the distribution and sale of its shares. These activities include advertising, compensation to the distributor and others for sales and marketing activities and materials and shareholder account servicing. The amount of these fees for each Class of the Fund's shares is:

[LOGO]                 P  R  O  S  P  E  C  T  U  S
      -------------------------------------------------------------

RULE 12b-1 FEE (as a percentage of aggregate average daily net assets)
     Class A                    0.35%
     Class C                    1.00%

The entire Class A charge of .35% may be utilized in distribution. No more than 75% of the Class C charge will be utilized for distribution and at least 25% will be applied to service related charges. Because these fees are paid out of the Fund's assets on an ongoing basis, over time, these fees will increase the cost of your investment and may cost you more than paying other types of sales fees. Class C shares are subject to higher distribution fees than Class A shares. The higher fees mean a higher expense ratio, so Class C shares pay lower dividends correspondingly and may have a lower net asset value than Class A shares.

OTHER. A transaction, service, administrative or other similar fee may be charged by your broker-dealer, agent, financial intermediary or other financial representative with respect to the purchase or sale of Class A or Class C shares made through your financial representative. The financial intermediaries also may impose requirements on the purchase or sale of shares that are different from, or in addition to, those imposed by the Fund, including requirements as to the minimum initial and subsequent investment amounts.

Shares obtained from dividend or distribution reinvestment are not subject to the CDSC. The CDSC is deducted from the amount of the redemption and is paid to the Fund.

TAXES

You will be subject to income tax on all Fund distributions regardless of whether you receive them in cash or elect to have them reinvested in Fund shares. Dividend distributions and distributions of the Fund's net short-term capital gains are taxable to you as ordinary income. Distributions of the Fund's net long-term capital gains are taxable to you as long-term capital gains. This is true regardless of how long you have held your Fund shares.

If you sell your shares, any gain or loss is a taxable event. You may also be subject to state and local income taxes on dividends or capital gains from the sale of Fund shares.

This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. Please consult your own tax adviser about the tax consequences of an investment in the Fund.

                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

                          FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since inception. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.

PER SHARE OPERATING PERFORMANCE*

                                                          CLASS A SHARES
                                                     Year Ended     Period Ended
                                                    Oct. 31, 2002  Oct. 31, 2001(1)

Net Asset Value, Beginning of Period                    $9.66           $10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                                   (0.35)          (0.08)
  Net realized and unrealized loss on investments       (3.09)          (0.26)
                                                      ----------     ----------
  Total Loss from Investment Operations                 (3.44)          (0.34)
                                                      ----------     ----------

NET ASSET VALUE, END OF PERIOD                           $6.22          $9.66
                                                      ==========     ==========

Total Return(2) (3)                                     (35.82)%        (3.40)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)             $13,845        $54,303
  Ratio of expenses to average net assets, net of
    fees paid indirectly(4)                               3.16% (5)      3.51%
  Ratio of expenses to average net assets, before
    fees paid indirectly(4)                               3.62% (5)      3.51%
  Ratio of net investment loss to average net assets,
    net of fees paid indirectly(4)                       (2.21)%        (1.14)%
  Ratio of net investment loss to average net assets,
    before fees paid indirectly(4)                       (2.67)%        (1.14)%
  Portfolio turnover rate(2)                             3,882%         2,469%

[LOGO]                 P  R  O  S  P  E  C  T  U  S
      -------------------------------------------------------------

PER SHARE OPERATING PERFORMANCE*

                                                          CLASS C SHARES
                                                     Year Ended     Period Ended
                                                    Oct. 31, 2002  Oct. 31, 2001(1)

Net Asset Value, Beginning of Period                    $9.53          $10.00

INCOME (LOSS) FROM INVESTMENT
  OPERATIONS:
  Net investment loss                                   (0.77)          (0.12)
  Net realized and unrealized loss on investments       (2.76)          (0.35)
                                                      ----------     ----------
  Total Loss from Investment Operations                 (3.53)          (0.47)
                                                      ----------     ----------

NET ASSET VALUE, END OF PERIOD                          $6.00           $9.53
                                                      ==========     ==========

Total Return(2) (3)                                    (37.25)%         (4.70)%

SUPPLEMENTAL DATA AND RATIOS:
  Net assets, end of period (in thousands)             $  567          $2,614
  Ratio of expenses to average net assets, net of
    fees paid indirectly(4)                              5.02% (5)       4.70%
  Ratio of expenses to average net assets, before
    fees paid indirectly(4)                              5.40% (5)       4.70%
  Ratio of net investment loss to average net assets,
    net of fees paid indirectly(4)                      (4.11)%         (2.31)%
  Ratio of net investment loss to average net assets,
    before fees paid indirectly(4)                      (4.49)%         (2.31)%
  Portfolio turnover rate(2)                            3,882%          2,469%

--------------------
* Selected data for a share of capital stock outstanding throughout the period.
(1)  Commenced operations on February 1, 2001.
(2)  Not annualized for periods less than a full year.
(3) The total return does not reflect the 5.50% front-end sales charge and 1.00% deferred sales charge on Class A and Class C shares, respectively.
(4)  Annualized for periods less than a full year.
(5) Excludes dividends on short sales. Including dividends on short sales, the ratio of expenses to average net assets net of fees paid indirectly and before fees paid indirectly would be 3.34% and 3.80%; 5.16% and 5.54% for the Class A shares and Class C shares, respectively.

                       P  R  O  S  P  E  C  T  U  S                [LOGO]
      -------------------------------------------------------------

PRIVACY NOTICE TO CUSTOMERS OF CHOICE

We at Choice, including Choice Investment Management, LLC, Choice Focus Fund, Choice Balanced Fund, Choice Long-Short Fund and Choice Market Neutral Fund, want you to know that we pride ourselves in our efforts to maintain the privacy, safeguarding and confidentiality of any personal financial information that you provide to us and that we obtain in connection with providing our financial products and services to you. We believe it is essential that we safeguard your personal financial information and have adopted these policies and procedures to protect it and to prevent it from being disclosed to parties that are not part of our network for providing you with our financial products and services.

To keep you informed of the steps we have taken towards protecting your personal information, we describe in this privacy notice the information we collect, our policies for keeping it confidential and our procedures for safeguarding it. We consider these matters to be of utmost importance and trust that the explanations below will help you to better understand how we protect your personal information.

INFORMATION WE COLLECT

In providing our products and services to you, we collect nonpublic personal information about you from these sources:
     1.   Information we receive from you on applications or other forms;
     2. Information about your transactions with us, our affiliates, or others; and
     3.   Information we receive from consumer reporting agencies.

INFORMATION WE DISCLOSE

We do not disclose any nonpublic personal information about you to anyone, except to provide you with our financial products and services and to carry out your instructions, and except as permitted by law consistent with these policies.

NONPUBLIC PERSONAL INFORMATION

When we refer to "nonpublic personal information," we are referring to personally identifiable financial information that we collect about you in the process of providing you with our products and services, which information has not been lawfully made available to the general public. On the other hand, "publicly available information" (such as governmental real estate records, published telephone numbers, etc.) is information that is lawfully available to the general public. However, "nonpublic personal information" also includes any lists or other grouping of consumer information that are created using any "publicly available information" from one or more clients.

SAFEGUARDS FOR PROTECTING YOUR PRIVACY

We restrict access to nonpublic personal information about you to those employees who need to know that information to provide products or services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

ANY QUESTIONS?

If you have any questions about our privacy policies, our procedures for protecting your personal financial information or any other questions or comments, please feel free to contact:

Greg Drose, Chief Operating Officer
Choice Investment Management, LLC
5299 DTC Boulevard, Suite 1150
Greenwood Village, Colorado 80111
gdrose@choicefunds.net

                          FOR MORE INFORMATION

For more information about the Choice Long-Short Fund, ask for a free copy of the following:

STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains more detailed information about the Fund. It is incorporated by reference into this Prospectus, which means it is legally part of this Prospectus.

ANNUAL AND SEMI-ANNUAL REPORTS

The annual and semi-annual reports contain a discussion of the Fund's holdings. In addition, the annual report describes the market conditions, economic trends and investment strategies that significantly affected the Fund's performance during its last fiscal year.

To obtain free copies of the SAI, annual or semi-annual reports, or to get other information about the Fund, please write or call us at:

     Choice Funds
     803 West Michigan Street, Suite A (for overnight deliveries)
     P.O. Box 759
     Milwaukee, WI 53233
     1-800-392-7107

You can review and copy further information about the Choice Long-Short Fund, including the SAI, at the SEC's Public Reference Room in Washington, D.C. Call 1-800-942-8090 to obtain information about the operation of the Public Reference Room. You can download copies of the Choice Long-Short Fund Prospectus and SAI, as well as reports and other information about Choice Funds from the EDGAR database on the SEC's Internet site at www.sec.gov. You can also obtain copies of this information, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, Washington, D.C. 20549-0102 or by e-mail at publicinfo@sec.gov.

Investment Company Act File No. is 811-09485.

                                 [LOGO]
                    803 West Michigan Street, Suite A
                       Milwaukee, Wisconsin  53233
                             (800) 392-7107

                           www.choicefunds.net

                     CIM Securities, LLC Distributor

                   STATEMENT OF ADDITIONAL INFORMATION

                                 FOR THE


                              CHOICE FUNDS

                           __________________


                             LONG-SHORT FUND


This Statement of Additional Information should be read in conjunction with the Prospectus for the Choice Funds dated January 30, 2002, and is incorporated by reference in its entirety into such Prospectus. Because this Statement of Additional Information is not itself a prospectus, you should not make an investment in shares of the Choice Funds based solely on the information contained herein. You may obtain copies of the Prospectus for the Choice Funds without charge by calling 1-800-392-7107 or by writing to Choice Funds, P.O. Box 759, Milwaukee, Wisconsin 53201-0759.

The following financial statements are incorporated by reference to the Annual Report dated October 31, 2002 of Choice Funds (File No. 811-09485) as filed with the Securities and Exchange Commission on December 31, 2002.

     1.   Schedule of Investments as of October 31, 2002
     2.   Statement of Assets and Liabilities as of October 31, 2002
     3.   Statement of Operations for the Year ended October 31, 2002
     4. Statement of Changes in Net Assets for the year ended October 31, 2002 and the period ended October 31, 2001
     5.   Financial Highlights
     6.   Notes to Financial Statements
     7.   Report of Independent Accountants

Shareholders may obtain a copy of the Annual Report, without charge, by calling 1-800-392-7107.



  This Statement of Additional Information is dated February 28, 2003.

                            TABLE OF CONTENTS
                                                                     Page
                                                                     ----

FUND HISTORY AND CLASSIFICATION                                         1
     Non-Diversification . . . . . . . . . . . . . . . . . . . . . . . .1
     Investment Strategies and Risks                                    1
          Securities of Companies with Limited Operating Histories . . .1
          Securities of Smaller Companies. . . . . . . . . . . . . . . .1
          Short Sales. . . . . . . . . . . . . . . . . . . . . . . . . .2
          Special Situations . . . . . . . . . . . . . . . . . . . . . .2
          Initial Public Offerings . . . . . . . . . . . . . . . . . . .2
          Foreign Securities . . . . . . . . . . . . . . . . . . . . . .2
          Illiquid and Restricted Securities . . . . . . . . . . . . . .4
          Hedging Transactions in General. . . . . . . . . . . . . . . .5
          Securities Options . . . . . . . . . . . . . . . . . . . . . .6
          Futures Contracts. . . . . . . . . . . . . . . . . . . . . . .8
          Options on Futures Contracts . . . . . . . . . . . . . . . . 11
          Options on Foreign Currencies. . . . . . . . . . . . . . . . 11
          Forward Foreign Currency Exchange Contracts. . . . . . . . . 12
          Real Estate Investment Trusts. . . . . . . . . . . . . . . . 13
          Convertible Securities . . . . . . . . . . . . . . . . . . . 13
          U.S. Government Obligations. . . . . . . . . . . . . . . . . 14
          Fixed-Income Securities. . . . . . . . . . . . . . . . . . . 15
          Mortgage-Backed and Asset-Backed Securities. . . . . . . . . 15
          U.S Government Mortgage-Backed Securities. . . . . . . . . . 16
          Collateralized Mortgage Obligations and Multiclass
           Pass-Through Securities . . . . . . . . . . . . . . . . . . 16
          Adjustable Rate Mortgages. . . . . . . . . . . . . . . . . . 17
          Private Mortgage Pass-Through Securities . . . . . . . . . . 17
          Asset-Backed Securities. . . . . . . . . . . . . . . . . . . 19
          Non-Investment Grade Securities. . . . . . . . . . . . . . . 19
          Zeros/Strips . . . . . . . . . . . . . . . . . . . . . . . . 21
          Rights and Warrants. . . . . . . . . . . . . . . . . . . . . 21
          Repurchase Agreements. . . . . . . . . . . . . . . . . . . . 21
          When-issued and Delayed Delivery Securities. . . . . . . . . 22
          Lending of Portfolio Securities. . . . . . . . . . . . . . . 22
          Standby Commitment Agreements. . . . . . . . . . . . . . . . 23
FUND POLICIES AND INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . 23
     Temporary Defensive Measures. . . . . . . . . . . . . . . . . . . 25
     Portfolio Turnover Rate . . . . . . . . . . . . . . . . . . . . . 26
MANAGEMENT OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . 26
     Management Information. . . . . . . . . . . . . . . . . . . . . . 26
     Board of Trustees . . . . . . . . . . . . . . . . . . . . . . . . 29
     Audit Committee . . . . . . . . . . . . . . . . . . . . . . . . . 29
     Compensation Table. . . . . . . . . . . . . . . . . . . . . . . . 31
     Code of Ethics. . . . . . . . . . . . . . . . . . . . . . . . . . 31
INVESTMENT ADVISORY AND OTHER SERVICES . . . . . . . . . . . . . . . . 32
     Investment Adviser. . . . . . . . . . . . . . . . . . . . . . . . 32
     Administration and Fund Accounting. . . . . . . . . . . . . . . . 33
     Transfer Agent and Dividend-Paying Agent. . . . . . . . . . . . . 33
     Custodian . . . . . . . . . . . . . . . . . . . . . . . . . . . . 34
     Distributor . . . . . . . . . . . . . . . . . . . . . . . . . . . 34

     Legal Counsel . . . . . . . . . . . . . . . . . . . . . . . . . . 34
     Independent Accountants . . . . . . . . . . . . . . . . . . . . . 34
DISTRIBUTION OF SHARES . . . . . . . . . . . . . . . . . . . . . . . . 34
     Underwriting. . . . . . . . . . . . . . . . . . . . . . . . . . . 35
BROKERAGE ALLOCATION AND OTHER PRACTICES . . . . . . . . . . . . . . . 35
     Brokerage Transactions. . . . . . . . . . . . . . . . . . . . . . 35
     Allocation. . . . . . . . . . . . . . . . . . . . . . . . . . . . 36
     Brokerage Selection . . . . . . . . . . . . . . . . . . . . . . . 36
     Directed Brokerage. . . . . . . . . . . . . . . . . . . . . . . . 37
CAPITAL STRUCTURE. . . . . . . . . . . . . . . . . . . . . . . . . . . 37
PURCHASE, REDEMPTION AND PRICING OF SHARES . . . . . . . . . . . . . . 38
TAXATION OF THE FUND . . . . . . . . . . . . . . . . . . . . . . . . . 40
     General . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 40
     Original Issue Discount . . . . . . . . . . . . . . . . . . . . . 41
     Options, Futures and Foreign Currency Forward Contracts
      Straddles. . . . . . . . . . . . . . . . . . . . . . . . . . . . 41
     Currency Fluctuations-"Section 988" Gains or Losses . . . . . . . 42
     Passive Foreign Investment Companies. . . . . . . . . . . . . . . 43
     Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . 43
     Disposition of Shares . . . . . . . . . . . . . . . . . . . . . . 44
     Backup Withholding. . . . . . . . . . . . . . . . . . . . . . . . 44
     Other Taxation. . . . . . . . . . . . . . . . . . . . . . . . . . 44
CALCULATION OF PERFORMANCE DATA. . . . . . . . . . . . . . . . . . . . 45
MISCELLANEOUS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . 47
APPENDIX A (Description of Securities Ratings) . . . . . . . . . . . .A-1



No person has been authorized to give any information or to make any representations not contained in this Statement of Additional Information or in the Prospectus in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund. The Prospectus does not constitute an offering by the Fund in any jurisdiction in which such offering may not lawfully be made.

                     FUND HISTORY AND CLASSIFICATION

Choice Funds is an open-end management investment company organized as a Delaware business trust on July 16, 1999 (the "Trust"). The Trust is authorized by its Declaration of Trust to issue an unlimited number of shares of beneficial interest in series and classes. Currently, the Trust offers four series of shares, the Focus Fund, Balanced Fund, the Market Neutral Fund and the Long-Short Fund (collectively, the "Funds"). This Statement of Additional Information deals solely with the Long-Short Fund (the "Fund").

NON-DIVERSIFICATION

The Fund is classified as a "non-diversified" fund under the Investment Company Act of 1940 (the "Investment Company Act"), which means that the Fund is less limited by that Act in the proportion of its assets that it may invest in the securities of a single issuer. This Fund's net asset value may be more volatile than that of a more-widely diversified fund because the Fund invests more of its assets in a smaller number of issuers. Consequently, the Fund may be more vulnerable to any single economic, political or regulatory occurrence, and the gains or losses on a single stock will have a greater impact on the Fund's net asset value.

INVESTMENT STRATEGIES AND RISKS

The Fund seeks long-term growth of capital through all market conditions. The Fund's investment objective is described in the Prospectus, as well as the principal investment strategies used to achieve that objective and the principal risks associated with such strategy. The following information supplements the discussion about the Fund set forth in the Prospectus under the headings FUND OVERVIEW, PRINCIPAL INVESTMENT STRATEGIES and PRINCIPAL RISKS OF INVESTING.

SECURITIES OF COMPANIES WITH LIMITED OPERATING HISTORIES. In addition to securities of well-established companies and other securities traded on exchanges, such as real estate investment trusts ("REITs") and unit investment trusts ("UITs"), the Fund may invest in securities of companies with limited operating histories. The Adviser considers these to be securities of companies with a record of less than three years' continuous operation, including the operations of any predecessors and parents. Because these companies have only a limited operating history, it is more difficult for the Adviser to evaluate the company's growth prospects. As a result, the Adviser's investment decisions for these securities may place a greater emphasis on current or planned product lines and the reputation and experience of the company's management and less emphasis on fundamental valuation factors than would be the case for more mature companies. In addition, many of these companies may also be small companies and involve the risks and price volatility associated with investments in smaller companies.

SECURITIES OF SMALLER COMPANIES. The Fund may invest in securities of companies with small or mid-sized market capitalizations. An investment in companies with smaller capitalizations involves greater risks than investing in larger, more established companies. Smaller company stocks may be subject to more abrupt or erratic price movements because the stocks are traded in lower volumes in fewer markets and their issuers are more sensitive to changing conditions and have less certain growth prospects. Smaller companies in which the Fund invests may have limited product lines, markets or financial resources, or may be dependent on a small management group. Smaller companies also may be less significant factors within their industries and may have difficulty withstanding competition from larger companies. While smaller companies may be subject to these additional risks, they may also realize more substantial growth than larger or more established companies.

SHORT SALES. The Fund may seek to realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must acquire the security to make delivery to the buyer, usually by borrowing it from a third party. The Fund is then obligated to replace the security borrowed by purchasing it at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker to the extent necessary to meet margin requirements until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the price of the security declines in price between those dates. The amount of any gain will be decreased, and the amount of any loss increased, by the amount of the premium, dividends or interest the Fund may be required to pay, if any, in connection with a short sale.

The Fund may make short sales "against the box," i.e., when a security identical to or convertible or exchangeable into one owned by the Fund is borrowed and sold short.

The Fund may be short up to 100% of Fund net assets immediately after the position is taken provided that the equivalent amount of liquid net assets is segregated in a separate account or segregated (i.e., "earmarked") by the custodian in the custodial account. Segregated liquid net assets are marked to market daily.

SPECIAL SITUATIONS. The Fund may also invest in securities of companies that have recently experienced or are anticipated to experience a significant change in structure, management, products or services or other special situations that may affect the value of their securities significantly. Examples of special situations are companies being reorganized or merged, companies emerging from bankruptcy, companies introducing unusual new products or that enjoy particular tax advantages. Other examples include companies experiencing changes in senior management, extraordinary corporate events, significant changes in cost or capital structure or believed to be probable takeover candidates. The opportunity to invest in special situations, however, is limited and depends in part on the market's assessment of these companies and their circumstances. By its nature, a "special situation" company involves to some degree a break with the company's past experience. This creates greater uncertainty and potential risk of loss than if the company were operating according to long-established patterns. In addition, stocks of companies in special situations may decline or not appreciate as expected if an anticipated change or development does not occur or is not assessed by the market as favorably as expected.

INITIAL PUBLIC OFFERINGS. The Fund may invest in a company's securities at the time of the company's initial public offering ("IPO"). Companies involved in IPOs are often smaller and have a limited operating history, which involves a greater risk that the value of their securities will be impaired following the IPO. In addition, market psychology prevailing at the time of an IPO can have a substantial and unpredictable effect on the price of an IPO security, causing the price of a company's securities to be particularly volatile at the time of its IPO and for a period thereafter. As a result, the Fund's Adviser might decide to sell an IPO security more quickly than it would otherwise, which may result in significant gains or losses to the Fund.

FOREIGN SECURITIES. The securities markets of many foreign countries are relatively small, with the majority of market capitalization and trading volume concentrated in a limited number of companies representing a small number of industries. Consequently, the Fund, whose investment portfolio may include foreign securities, may experience greater price volatility and significantly lower liquidity than a portfolio invested solely in equity securities of U.S. companies. These markets may be subject to greater influences by adverse events generally affecting the market and by large investors trading significant blocks of securities than is usual in the United States. Securities registration, custody and settlements may in some instances be subject to delays and legal and administrative uncertainties.

The Fund may invest without limitation in securities of foreign issuers that are publicly traded in the United States, either directly or through sponsored and unsponsored American Depositary Receipts ("ADRs"). ADRs typically are issued by a U.S. bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. Unsponsored ADRs differ from sponsored ADRs in that the establishment of unsponsored ADRs is not approved by the issuer of the underlying securities. As a result, information available concerning the issuer may not be as current or reliable as the information for sponsored ADRs, and the price of unsponsored ADRs may be more volatile.

Investments in foreign securities involve special risks and costs in addition to those inherent in domestic investments. Political, economic or social instability of the issuer or the country of issue, the possibility of expropriation or confiscatory taxation, limitations on the removal of assets or diplomatic developments and the possibility of adverse changes in investment or exchange control regulations are among the inherent risks. Foreign companies are not subject to the regulatory requirements of U.S. companies and, as such, there may be less publicly available information about such companies. Moreover, foreign companies are not subject to uniform accounting, auditing and financial reporting standards and requirements comparable to those applicable to U.S. companies. Dividends and interest payable on the Fund's foreign portfolio securities may be subject to foreign withholding taxes. To the extent such taxes are not offset by credits or deductions allowed to investors under U.S. federal income tax law, such taxes may reduce the net return to shareholders. Because of these and other factors, securities of foreign companies acquired by the Fund may be subject to greater fluctuation than securities of domestic companies.

The economies of individual foreign countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product or gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Nationalization, expropriation or confiscatory taxation, currency blockage, political changes, government regulation, political or social instability or diplomatic developments could affect adversely the economy of a foreign country and the Fund's investments. In the event of expropriation, nationalization or other confiscation, the Fund could lose its entire investment in the country involved. In addition, laws in foreign countries governing business organizations, bankruptcy and insolvency may provide less protection to security holders, such as the Fund, than that provided by U.S. laws.

Changes in foreign currency exchange rates will affect the value of the Fund's portfolio securities denominated or quoted in currencies other than the U.S. dollar, as well as the unrealized appreciation or depreciation of such investments insofar as U.S. investors are concerned. If the foreign currency in which a security is denominated appreciates against the U.S. dollar, the dollar value of the security will increase. Conversely, a decline in the exchange rate of the foreign currency against the U.S. dollar would adversely affect the dollar value of the foreign securities. Foreign currency exchange rates are determined by forces of supply and demand on the foreign exchange markets, which are affected in turn by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. In addition, the Fund may invest in the securities of companies located in countries that may utilize the Euro as a unit of currency and exchange. In addition to the traditional risks involved in dealing with foreign currencies, the added volatility of dealing with fluctuations in the Euro pose increased risks to the Fund and the value of securities issued by companies in Euro zone nations.

Certain foreign countries require governmental approval prior to investments by foreign persons or limit investment by foreign persons only to a specified percentage of an issuer's outstanding securities or a specific class of securities that may have less advantageous terms (including price) than securities of the company available for purchase by nationals. These restrictions or controls at times may limit or preclude investment in certain securities and may increase the costs and expenses of the Fund. In addition, the repatriation of investment income, capital or the proceeds of sales of securities from certain countries is controlled under regulations, including the need for certain advance government notification or authority in some cases, and if a deterioration occurs in a country's balance of payments, the country could impose temporary restrictions on foreign capital remittances.

Issuers of securities in foreign jurisdictions generally are not subject to the same degree of regulation as are U.S. issuers - with respect to such matters as insider trading rules, restrictions on market manipulation, shareholder proxy requirements and timely disclosure of information. The reporting, accounting and auditing standards of foreign countries may differ, in some cases significantly, from U.S. standards in important respects and less information may be available to investors in foreign securities than to investors in U.S. securities. Substantially less information is available publicly about certain non-U.S. issuers than is available about U.S. issuers.

ILLIQUID AND RESTRICTED SECURITIES. The Fund is authorized to invest up to 15% of its net assets in securities that are illiquid or not readily marketable because they are subject to restrictions on their resale ("restricted securities") or because, based upon their nature or the market for such securities, no ready market is available. Illiquid securities generally include (i) direct placements or other securities subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), including many individually negotiated currency swaps and any assets used to cover currency swaps, (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

Because of the absence of a trading market for illiquid securities, the Fund may not be able to realize the price at which they are carried on the Fund's books upon sale. The Portfolio Manager will monitor the illiquidity of the Fund's investments in such securities. Rule 144A securities will not be treated as 'illiquid' for purposes of this limit on investments if they meet certain liquidity guidelines established by the Fund or the Adviser. Rule 144A securities may become illiquid if the financial institutions and other institutional investors that compose this market exercise their discretion not to trade them.

The Fund may not be able readily to sell securities for which there is no ready market. To the extent these securities are foreign securities, there is no law in many of the countries in which the Fund may invest similar to the Securities Act of 1933 (the "Securities Act") under which an issuer is required to register an offering of securities with a governmental agency or imposing legal restrictions on the resale of securities, either as to length of time the securities may be held or manner of resale. There may, however, be contractual restrictions on the resale of securities.

Investments in illiquid securities involve certain risks to the extent that the Fund may be unable to dispose of such a security at the time desired or at a reasonable price or, in some cases, may be unable to dispose of it at all. In addition, in order to resell a restricted security, the Fund might have to incur the potentially substantial expense and delay associated with effecting registration. The Fund may have to lower the price, sell other portfolio securities instead or forego an investment opportunity, any of which could have a negative impact on Fund management or performance. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the Fund.

The Board has delegated to the Adviser the day-to-day determination of the liquidity of a security, although it has retained oversight and ultimate responsibility for such determinations. Although no definite quality criteria are used, the Adviser considers such factors as (i) the nature of the market for a security (including the institutional, private or international resale market), (ii) the terms of these securities or other instruments allowing for the disposition to a third party or the issuer thereof (e.g., certain repurchase obligations and demand instruments), (iii) the availability of market quotations (e.g., for securities quoted in PORTAL system), and (iv) other permissible relevant factors. Certain securities are deemed illiquid by the Securities and Exchange Commission (the "SEC"), including repurchase agreements maturing in more than seven days and options not listed on a securities exchange or not issued by the Options Clearing Corporation. These securities will be treated as illiquid and subject to the Fund's limitation on illiquid securities. Because an active market may not exist for illiquid securities, the Fund may experience delays and additional cost when trying to sell illiquid securities.

Restricted securities may be sold in privately negotiated or other exempt transactions, qualified non-U.S. transactions, such as under Regulation S, or in a public offering with respect to which a registration statement is in effect under the Securities Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expenses and a considerable time may elapse between the decision to sell and the sale date. If, during such period, adverse market conditions were to develop, the Fund might obtain a less favorable price than prevailed when it decided to sell. Restricted securities will be priced at fair value as determined in good faith by the Board.

If, through the appreciation of illiquid securities or the depreciation of liquid securities, the Fund should be in a position where more than 15% of the value of its net assets is invested in illiquid assets, including restricted securities that are not readily marketable, the Fund will take such steps as it deems advisable, if any, to reduce the percentage of such securities to 15% or less of the value of its net assets.

HEDGING TRANSACTIONS IN GENERAL. The Fund is authorized to make use of certain types of futures, forwards and/or options and certain other exchange-traded securities like certain unit investment trusts ("UITs") (e.g., "SPDRs"), but only for the purpose of hedging, that is, to protect against market risk due to market movements that may affect adversely the value of the Fund's securities or the price of securities the Fund is considering purchasing. The utilization of futures, forwards, options and certain other exchange-traded securities is also subject to policies and procedures that may be established by the Trustees from time to time. In addition, the Fund is not required to hedge. Decisions regarding hedging are subject to the Adviser's judgment of the cost of the hedge, its potential effectiveness and other factors the Adviser considers pertinent. No assurance can be given that any of these instruments will be available to the Fund on a cost-effective basis, that they will be used or, if used, will achieve the intended result.

A hedging transaction may protect the Fund partially from a decline in the value of a particular security or its portfolio generally, although hedging may also limit the Fund's opportunity to profit from favorable price movements, and the cost of the transaction will reduce the potential return on the security or the portfolio. Use of these instruments by the Fund involves the potential for a loss that may exceed the amount of initial margin the Fund would be permitted to commit to the contracts under its investment limitation, or in the case of a call option written by the Fund, may exceed the premium received for the option. However, the Fund is permitted to use such instruments for hedging purposes only, and only if the aggregate amount of its obligations under these contracts does not exceed the total market value of the assets the Fund is attempting to hedge, such as a portion or all of its exposure to equity securities or its holding in a specific foreign currency. To help ensure that the Fund will be able to meet its obligations under its futures and forward contracts and its obligations under options written by the Fund, the Fund will be required to maintain liquid assets in a segregated account with their custodian bank or to set aside portfolio securities to "cover" their positions in these contracts.

The principal risks of the Fund's utilizing futures transactions, forward contracts, options and other exchange-traded securities are: (a) losses resulting from market movements not anticipated by the Fund; (b) possible imperfect correlation between movements in the prices of futures, forwards, options and exchange-traded securities and movements in the prices of the securities or currencies hedged or used to cover such positions; (c) lack of assurance a liquid secondary market will exist for any particular futures or options at any particular time, and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close a position when so desired; (d) lack of assurance the counter-party to a forward contract would be willing to negotiate an offset or termination of the contract when so desired; and
(e) the need for additional information and skills beyond those required for the management of a portfolio of traditional securities. In addition, when the Fund enters into an over-the-counter contract with a counter-party, the Fund will assume counter-party credit risk, that is, the risk that the counter-party will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into.

The Fund may utilize futures, forwards, options and other exchange-traded securities as described in this Statement of Additional Information provided that no more than 5% of the Fund's net assets at the time the contract is entered into may be used for initial margins for financial futures transactions and premiums paid for the purchase of options. In addition, the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

The Fund may also invest in certain exchange-traded UITs composed of particular blocks of stocks designed to mimic the performance of a particular stock index (e.g., "SPDRs"). Such a position can serve to hedge Fund positions in specific sector securities.

UITs are managed by advisers. These advisers are compensated for their services. An investor in the Fund should understand that when and if the Fund invests in a UIT, the Fund investor will be paying directly for the management services of the Portfolio Manager of the Fund through the fees charged by the Fund, and will be paying indirectly for the management services of the UIT adviser because the Fund is charged for the UIT adviser's services.

SECURITIES OPTIONS. The Fund may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or stock indices, may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments and, therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves.

A call option for a particular security gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right to sell the security at the stated exercise price at any time prior to the expiration date of the option, regardless of the market price of the security.

Stock index options are put options and call options on various stock indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the stock index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the stock index and the exercise price of the option expressed in dollars times a specified multiple. A stock index fluctuates with changes in the market value of the stocks included in the index. For example, some stock index options are based on a broad market index, such as the Standard & Poor's 500(R) Index or the Value Line Composite Index or a narrower market index, such as the Standard & Poor's 100(R). Indices may also be based on an industry or market segment, such as the AMEX Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded currently on the Chicago Board Options Exchange, the New York Stock Exchange, the American Stock Exchange, the Pacific Stock Exchange and the Philadelphia Stock Exchange.

The Fund's obligation to sell an instrument subject to a call option written by it, or to purchase an instrument subject to a put option written by it, may be terminated prior to the expiration date of the option by the Fund's execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series (i.e., same underlying instrument, exercise price and expiration date) as the option previously written. A closing purchase transaction will be effected ordinarily to realize a profit on an outstanding option, to prevent an underlying instrument from being called, to permit the sale of the underlying instrument or to permit the writing of a new option containing different terms on such underlying instrument. The cost of such a liquidation purchase plus transactions costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction. There is no assurance a liquid secondary market will exist for any particular option. An option writer unable to effect a closing purchase transaction will not be able to sell the underlying instrument or liquidate the assets held in a segregated account, as described below, until the option expires or the optioned instrument is delivered upon exercise. In such circumstances, the writer will be subject to the risk of market decline or appreciation in the instrument during such period.

If an option purchased by the Fund expires unexercised, the Fund realizes a loss equal to the premium paid. If the Fund enters into a closing sale transaction on an option purchased by it, the Fund will realize a gain if the premium received by the Fund on the closing transaction is more than the premium paid to purchase the option, or a loss if it is less. If an option written by the Fund expires on the stipulated expiration date or if the Fund enters into a closing purchase transaction, it will realize a gain (or loss if the cost of a closing purchase transaction exceeds the net premium received when the option is sold). If an option written by the Fund is exercised, the proceeds of the sale will be increased by the net premium received originally and the Fund will realize a gain or loss.

CERTAIN RISKS REGARDING OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. In addition, a liquid secondary market for particular options, whether traded over-the-counter or on an exchange, may be absent for reasons that include the following: there may be insufficient trading interest in certain options; restrictions may be imposed by an exchange on opening transactions or closing transactions or both; trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of options or underlying securities or currencies; unusual or unforeseen circumstances may interrupt normal operations on an exchange; the facilities of an exchange or the Options Clearing Corporation may not at all times be adequate to handle current trading value; or one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of options (or a particular class or series of options), in which event the secondary market on that exchange (or in that class or series of options) would cease to exist, although outstanding options that had been issued by the Options Clearing Corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

Successful use by the Fund of options on stock indices will be subject to the ability of the Adviser correctly to predict movements in the directions of the stock market. This requires different skills and techniques than predicting changes in the prices of individual securities. In addition, the Fund's ability effectively to hedge all or a portion of the securities in its portfolio, in anticipation of or during a market decline, through transactions in put options on stock indices, depends on the degree to which price movements in the underlying index correlate with the price movements of the securities held by the Fund. Inasmuch as the Fund's securities will not duplicate the components of an index, the correlation will not be perfect. Consequently, the Fund will bear the risk the prices of its securities being hedged will not move in the same amount as the prices of its put options on the stock indices. It is also possible there may be a negative correlation between the index and the Fund's securities that would result in a loss on both such securities and the options on stock indices acquired by the Fund.

The hours of trading for options may not conform to the hours during which the underlying securities are traded. To the extent the options markets close before the markets for the underlying securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets. The purchase of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. The purchase of stock index options involves the risk the premium and transaction costs paid by the Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the stock index on which the option is based.

There is no assurance a liquid secondary market on an options exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or elsewhere may exist. If the Fund is unable to close out a call option on securities it has written before the option is exercised, the Fund may be required to purchase the optioned securities in order to satisfy its obligation under the option to deliver such securities. If the Fund is unable to effect a closing sale transaction with respect to options on securities it has purchased, it would have to exercise the option in order to realize any profit and would incur transaction costs upon the purchase and sale of the underlying securities.

COVER FOR OPTIONS POSITIONS. Transactions using options (other than options the Fund has purchased) expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting ("covered") position in securities or other options or (2) cash or liquid securities with a value sufficient at all times to cover its potential obligations not covered as provided in
(1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account with the Custodian in the prescribed amount. Under current SEC guidelines, the Fund will segregate assets to cover transactions in which it writes or sells options.

Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund's assets to cover or segregated accounts could impede portfolio management or the Fund's ability to meet redemption requests or other current obligations.

FUTURES CONTRACTS. Financial futures contracts are exchange-traded contracts on financial instruments (such as securities and foreign currencies) and securities indices that obligate the holder to take or make delivery of a specified quantity of the underlying financial instrument, or the cash value of an index, at a future date. Although futures contracts by their terms call for the delivery or acquisition of the underlying instruments or a cash payment based on the market-to-market value of the underlying instruments, in most cases, the contractual obligation will be offset before the delivery date by buying (in the case of an obligation to sell) or selling (in the case of an obligation to buy) an identical futures contract. Such a transaction cancels the original obligation to make or take delivery of the underlying securities.

The Fund may enter into contracts for the purchase or sale for future delivery of financial instruments, such as securities and foreign currencies, or contracts based on financial indices including indices of U.S. Government securities, foreign government securities or equity securities. U.S. futures contracts are traded on exchanges that have been designated as "contract markets" by the Commodity Futures Trading Commission ("CFTC") and must be executed through a futures commission merchant (an "FCM"), or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange.

Both the buyer and seller are required to deposit "initial margin" for the benefit of the FCM when entering into a futures contract. Initial margin deposits are equal to a percentage of the contract's value, as set by the exchange on which the contract is traded, and may be maintained in cash or other liquid assets. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to the other party to settle the change in value on a daily basis. Initial and variation margin payments are similar to good faith deposits or performance bonds or party-to-party payments resulting from daily changes in the value of the contract, unlike margin extended by a securities broker, and would be released or credited to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Unlike margin extended by a securities broker, initial and variation margin payments do not constitute purchasing securities on margin for purposes of the Fund's investment limitations. The Fund will incur brokerage fees when it buys or sells futures contracts.

In the event of the bankruptcy of the FCM that holds margin on behalf of the Fund, the Fund may be entitled to return of margin owed to the Fund only in proportion to the amount received by the FCMs other customers. The Fund will attempt to minimize the risk by careful monitoring of the creditworthiness of the FCMs with which the Fund does business and by depositing margin payments in a segregated account with the Fund's custodian for the benefit of the FCM when practical or otherwise required by law.

Where applicable, the Fund intends to comply with guidelines of eligibility for exclusion from the definition of the term "commodity pool operator" with the CFTC and the National Futures Association, which regulate trading in the U.S. futures markets. Accordingly, the Fund will not enter into any futures contract or option on a futures contract if, as a result, the aggregate initial margin and premiums required to establish such positions would exceed 5% of the Fund's net assets. Further to this exclusion from the status of "commodity pool operator," the Adviser will not be registered with the CFTC or National Futures Association as a "commodity trading advisor" in reliance on an exemption from such registration for investment advisers to funds that are not commodity pools.

Although the Fund would hold cash and liquid assets in a segregated account with a mark-to-market value sufficient to cover the Fund's open futures obligations, the segregated assets would be available to the Fund immediately upon closing out the futures position.

The acquisition or sale of a futures contract may occur, for example, when the Fund is considering purchasing or holds equity securities and seeks to protect itself from fluctuations in prices without buying or selling those securities. For example, if prices were expected to decrease, the Fund might sell equity index futures contracts, thereby hoping to offset a potential decline in the value of equity securities in the portfolio by a corresponding increase in the value of the futures contract position held by the Fund and thereby preventing the Fund's net asset value from declining as much as it otherwise would have. The Fund also could protect against potential price declines by selling portfolio securities and investing in money market instruments. However, the use of futures contracts as a hedging technique allows the Fund to maintain a defensive position without having to sell portfolio securities.

Similarly, when prices of equity securities are expected to increase, futures contracts may be bought to attempt to hedge against the possibility of having to buy equity securities at higher prices. This technique is sometimes known as an anticipatory hedge. Since the fluctuations in the value of futures contracts should be similar to those of equity securities, the Fund could take advantage of the potential rise in the value of equity securities without buying them until the market has stabilized. At that time, the futures contracts could be liquidated and the Fund could buy equity securities on the cash market.

The ordinary spreads between prices in the cash and futures markets, due to differences in the nature of those markets, are subject to distortions. First, all participants in the futures market are subject to initial margin and variation margin requirements. Rather than meeting additional variation margin requirements, investors may close out futures contracts through offsetting transactions, which could distort the normal price relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced and prices in the futures market distorted. Third, from the point of view of speculators, the margin deposit requirements in the futures market are less than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions. Due to the possibility of the foregoing distortions, a correct forecast of general price trends by the Fund still may not result in a successful use of futures.

FUTURES CONTRACTS ENTAIL ADDITIONAL RISKS. Although the Fund will only utilize futures contracts when it believes that use of such contracts will benefit the Fund, if the Fund's investment judgment is incorrect, the Fund's overall performance could be worse than if the Fund had not entered into futures contracts. For example, if the Fund has hedged against the effects of a possible decrease in prices of securities held in the Fund's portfolio and prices increase instead, the Fund will lose part or all of the benefit of the increased value of these securities because of offsetting losses in the Fund's futures positions. In addition, if the Fund has insufficient cash, it may have to sell securities from its portfolio to meet daily variation margin requirements. Those sales may be, but will not necessarily be, at increased prices that reflect the rising market and may occur at a time when the sales are disadvantageous to the Fund. Although the buyer of an option cannot lose more than the amount of the premium plus related transaction costs, a buyer or seller of futures contracts could lose amounts substantially in excess of any initial margin deposits made, due to the potential for adverse price movements resulting in additional variation margin being required by such positions. However, the Fund intends to monitor its investments closely and will attempt to close its positions when the risk of loss to the Fund becomes unacceptably high.

The prices of futures contracts depend primarily on the value of their underlying instruments. Because there are a limited number of types of futures contracts, it is possible that the standardized futures contracts available to the Fund will not match exactly the Fund's current or potential investments. The Fund may buy and sell futures contracts based on underlying instruments with different characteristics from the securities in which it typically invests -- for example, by hedging investments in portfolio securities with a futures contract based on a broad index of securities -- which involves a risk that the futures position will not correlate precisely with the performance of the Fund's investments.

Futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments correlate closely with the Fund's investments. Futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instruments and the time remaining until expiration of the contract. Those factors may affect securities prices differently from futures prices. Imperfect correlations between the Fund's investments and its futures positions may also result from differing levels of demand in the futures markets and the securities markets, from structural differences in how futures and securities are traded, and from imposition of daily price fluctuation limits for futures contracts. The Fund may buy or sell futures contracts with a value less than or equal to the securities it wishes to hedge or is considering purchasing. If price changes in the Fund's futures positions are correlated poorly with its other investments, its futures positions may fail to produce desired gains or result in losses not offset by the gains in the Fund's other investments.

Because futures contracts are settled generally within a day from the date they are closed out, compared with a longer settlement period for most types of securities, the futures markets can provide liquidity superior to that of the securities markets. Nevertheless, there is no assurance a liquid secondary market will exist for any particular futures contract at any particular time. In addition, futures exchanges may establish daily price fluctuation limits for futures contracts and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached, it may be impossible for the Fund to enter into new positions or close out existing positions. If the secondary market for a futures contract is not liquid because of price fluctuation limits or otherwise, the Fund may not be able promptly to liquidate unfavorable futures positions and potentially could be required to continue to hold a futures position until the delivery date, regardless of changes in its value. As a result, the Fund's access to other assets held to cover its futures positions also could be impaired.

OPTIONS ON FUTURES CONTRACTS. The Fund may buy and write options on futures contracts for hedging purposes. An option on a futures contract gives the Fund the right (but not the obligation) to buy or sell a futures contract at a specified price on or before a specified date. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared either to the price of the futures contract upon which it is based or to the price of the underlying instrument, ownership of the option may or may not be less risky than ownership of the futures contract or the underlying instrument. As with the purchase of futures contracts, the Fund may buy a call option on a futures contract to hedge against a market advance, and the Fund might buy a put option on a futures contract to hedge against a market decline.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the security or foreign currency that is deliverable under, or of the index comprising, the futures contract. If the futures price at the expiration of the call option is below the exercise price, the Fund will retain the full amount of the option premium that provides a partial hedge against any decline that may have occurred in the Fund's portfolio holdings. If a call option the Fund has written is exercised, the Fund will incur a loss that will be reduced by the amount of the premium it received. Depending on the degree of correlation between change in the value of its portfolio securities and changes in the value of the futures positions, the Fund's losses from existing options on futures to some extent may be reduced or increased by changes in the value of portfolio securities.

The purchase of a put option on a futures contract is similar in some respects to the purchase of protective put options on portfolio securities. For example, the Fund may buy a put option on a futures contract to hedge the Fund's portfolio against the risk of falling prices.

The amount of risk the Fund assumes when it buys an option on a futures contract is the premium paid for the option plus related transaction costs. In addition to the correlation risks discussed above, the purchase of an option also entails the risk that changes in the value of the underlying futures contract will not be reflected fully in the value of the options bought.

OPTIONS ON FOREIGN CURRENCIES. As in the case of other kinds of options, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates, although, in the event of rate movements adverse to the Fund's position, the Fund may forfeit the entire amount of the premium plus related transaction costs.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS. A forward contract is a privately negotiated agreement between two parties in which one party is obligated to deliver a stated amount of a stated asset at a specified time in the future and the other party is obligated to pay a specified invoice amount for the assets at the time of delivery. The Fund currently intends that it will only use forward contracts or commitments for hedging purposes and will only use forward foreign currency exchange contracts, although the Fund may enter into additional forms of forward contracts or commitments in the future if they become available and advisable in light of the Fund's objectives and investment policies. Forward contracts generally are negotiated in an interbank market conducted directly between traders (usually large commercial banks) and their customers. Unlike futures contracts, which are standardized exchange-traded contracts, forward contracts can be specifically drawn to meet the needs of the parties that enter into them. The parties to a forward contract may agree to offset or terminate the contract before its maturity, or may hold the contract to maturity and complete the contemplated exchange.

The following discussion summarizes the Fund's possible principal uses of forward foreign currency exchange contracts ("forward currency contracts"). The Fund may enter into forward currency contracts with stated contract values of up to the value of the Fund's assets. A forward currency contract is an obligation to buy or sell an amount of a specified currency for an agreed price (which may be in U.S. dollars or a foreign currency) on a specified date. The Fund will exchange foreign currencies for U.S. dollars and for other foreign currencies in the normal course of business and may buy and sell currencies through forward currency contracts in order to fix a price (in terms of a specified currency) for securities it has agreed to buy or sell ("transaction hedge"). The Fund also may hedge some or all of its investments denominated in foreign currency against a decline in the value of that currency (or a proxy currency whose price movements are expected to have a high degree of correlation with the currency being hedged) relative to the U.S. dollar by entering into forward currency contracts to sell an amount of that currency approximating the value of some or all of its portfolio securities denominated in that currency ("position hedge") or by participating in futures contracts (or options on such futures) with respect to the currency. The Fund also may enter into a forward currency contract with respect to a currency where the Fund is considering the purchase or sale of investments denominated in that currency but has not yet selected the specific investments ("anticipatory hedge").

These types of hedging minimize the effect of currency appreciation as well as depreciation, but do not eliminate fluctuations in the underlying U.S. dollar equivalent value of the proceeds of or rates of return on the Fund's foreign currency denominated portfolio securities. The matching of the increase in value of a forward contract and the decline in the U.S. dollar equivalent value of the foreign currency denominated asset that is the subject of the hedge generally will not be precise. Shifting the Fund's currency exposure from one foreign currency to another limits the Fund's opportunity to profit from increases in the value of the original currency and involves a risk of increased losses to the Fund if its investment manager's projection of future exchange rates is inaccurate. Unforeseen changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts.

The Fund will cover outstanding forward currency contracts by maintaining liquid portfolio securities denominated in the currency underlying the forward contract or the currency being hedged. To the extent that the Fund is not able to cover its forward currency positions with underlying portfolio securities, the Fund's Custodian will segregate cash or liquid assets having a value equal to the aggregate amount of the Fund's commitments under forward contracts entered into. If the value of the securities used to cover a position or the value of segregated assets declines, the Fund must find alternative cover or segregate additional cash or liquid assets on a daily basis so that the value of the covered and segregated assets will be equal to the amount of the Fund's commitments with respect to such contracts.

While forward contracts are not currently regulated by the CFTC, the CFTC may in the future assert authority to regulate forward contracts. In such event, the Fund's ability to utilize forward contracts may be restricted. The Fund may not always be able to enter into forward contracts at attractive prices and may be limited in their ability to use these contracts to hedge Fund assets. In addition, when the Fund enters into a privately negotiated forward contract with a counterparty, the Fund assumes counterparty credit risk, that is, the risk that the counterparty will fail to perform its obligations, in which case the Fund could be worse off than if the contract had not been entered into. Unlike many exchange-traded futures contracts and options on futures, there are no daily price fluctuation limits with respect to forward contracts and other negotiated or over-the-counter instruments, and with respect to those contracts, adverse market movements could therefore continue to an unlimited extent over a period of time. However, the Fund intends to monitor its investments closely and will attempt to renegotiate or close its positions when the risk of loss to the Fund becomes unacceptably high.

REAL ESTATE INVESTMENT TRUSTS. The Fund may invest in securities issued by real estate investment trusts, i.e., "REITs." Such investments will not exceed 25% of the total assets of the Fund. REITs are trusts that sell equity or debt securities to investors using the proceeds to acquire real estate and interests in it. They may focus on particular regions and particular projects, or both, such as apartment complexes, the Southeast, or apartment complexes in the Southeast.

Through REIT ownership, the Fund could own real estate directly as a result of a REIT default. The Fund may be subject to the risks of real estate ownership as a result, including the difficulties associated with valuation, declines in real estate values, risks related to general economic conditions, environmental liability risks, tax increases, increased operational costs, and interest rate risk.

The value of a REIT security is vulnerable to changes in the value of the underlying real estate. REITs are dependent on the skills of their management, and are not diversified. REITs are subject also to heavy cash flow dependency, defaults of borrowers, self-liquidation and, if not registered as an investment company, the possibility of failing to maintain exemption from the registration requirements of the Investment Company Act. Interest rate fluctuations may also affect the value of any debt securities held by the REIT.

REITs are managed by advisers. These advisers are compensated for their services. An investor in the Fund should understand that when and if the Fund invests in a REIT, the Fund investor will be paying directly for the management services of the Portfolio Manager of the Fund through the fees charged by the Fund, and will be paying indirectly for the management services of the REIT adviser because the Fund is charged for the REIT adviser's services.

CONVERTIBLE SECURITIES. The Fund may invest in convertible securities. Securities rated below investment grade particularly are subject to credit risk. These securities are considered speculative and are commonly referred to as "junk bonds." Although the Fund will not invest in defaulted securities, the Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. The value of lower quality securities is subject to greater volatility and generally is more dependent on the ability of the issuer to meet interest and principal payments than is the case for higher quality securities. Issuers of non-investment grade securities may not be as strong financially as those issuing bonds with higher credit ratings. To the extent the Portfolio Manager invests assets of the Fund in convertible securities below investment grade, your investment is subject to additional risk.

Prior to conversion, convertible securities have the same general characteristics as non-convertible debt securities, which generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. The price of a convertible security normally will vary with changes in the price of the underlying equity security, although the higher yield tends to make the price of the convertible security less volatile than that of the underlying equity security. As with debt securities, the market values of convertible securities tend to decrease as interest rates rise and increase as interest rates fall. While convertible securities generally offer lower interest yields than non-convertible debt securities of similar quality, they offer investors the potential to benefit from increases in the market prices of underlying common stocks.

Securities rated Baa by Moody's or BBB by S&P, and comparable unrated securities are considered to have speculative characteristics. Sustained periods of deteriorating economic conditions or rising interest rates are more likely to lead to weakening in the issuer's capacity to pay interest and repay principal than in the case of higher-rated securities.

A convertible security may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. By investing in convertible securities, the Fund seeks the opportunity, through the conversion feature, to participate in a portion of the capital appreciation of the common stock into which the securities are convertible, while earning higher current income than is available from the common stock. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities or preferred stocks in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure.

In selecting convertible securities for the Fund, the Adviser will consider, among other factors, its evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; the diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

The value of convertible securities is a function of their investment value (determined by yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and their conversion value (their worth, at market value, if converted into the underlying common stock). The investment value of convertible securities is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline, and by the credit standing of the issuer and other factors. The conversion value of convertible securities is determined by the market price of the underlying common stock. If the conversion value is low relative to the investment value, the price of the convertible securities is governed principally by their investment value. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible securities will be influenced increasingly by their conversion value. In addition, convertible securities generally sell at a premium over their conversion value determined by the extent to which investors place value on the right to acquire the underlying common stock while holding fixed income securities.

The Fund may realize capital appreciation from an improvement in the credit standing of an issuer whose securities are held in the Fund or from a general lowering of interest rates, or a combination of both. Conversely, a reduction in the credit standing of an issuer whose securities are held by the Fund or a general increase in interest rates may be expected to result in capital depreciation to the Fund.

U.S. GOVERNMENT OBLIGATIONS. The Fund may invest in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Some of the obligations purchased by the Fund, such as U.S. Treasury bills, notes and bonds, are backed by the full faith and credit of the U.S. Government and are guaranteed as to both principal and interest by the U.S. Treasury. While the obligations of many of the agencies and instrumentalities of the U.S. Government are not direct obligations of the U.S. Treasury, generally, they are backed indirectly by the U.S. Government. Some of the agencies are backed indirectly by their right to borrow from the U.S. Government. Others are supported solely by the credit of the agency or instrumentality itself, but are given additional support due to the U.S. Treasury's authority to purchase their outstanding debt obligations. However, no assurance can be given that the U.S. Government would provide financial support to U.S. Government-established or sponsored agencies where it is not obligated to do so by law. The U.S. Government does not guarantee the market value or current yield of these obligations, and the U.S. Government's guarantee does not extend to the Fund itself.

FIXED-INCOME SECURITIES. To the extent the Portfolio Manager invests assets of the Fund in fixed-income securities, your investment is subject to the following risks:

     * CREDIT RISK. An issuer of fixed-income securities may default on its obligation to pay interest and repay principal. Also, changes in the financial strength of an issuer or changes in the credit rating of a security may affect its value.

     * INTEREST RATE RISK. When interest rates increase, fixed-income securities tend to decline in value and when interest rates decrease, fixed-income securities tend to increase in value. A change in interest rates could cause the value of your investment to change. Fixed-income securities with longer maturities are more susceptible to interest rate fluctuations than those with shorter maturities. Changes in interest rates may also extend or shorten the duration of certain types of instruments, such as asset-backed securities, thereby affecting their value and the return on your investment. "Duration" measures how a change in interest rates could affect a bond's price by considering its yield, scheduled interest payments and years to maturity. Generally, the longer a bond's duration, the greater the exposure to interest rate risk.

     * PREPAYMENT RISK. Prepayment risk is the risk that, as interest rates fall, borrowers are more likely to refinance their mortgages or other debts. As a result, the principal on mortgage-backed, asset-backed or certain other fixed income securities may be paid earlier than expected. If portfolio securities are prepaid, the Portfolio Manager may have to reinvest prepaid amounts at a relatively lower interest rate, which could affect the return on your investment.

MORTGAGE-BACKED AND ASSET-BACKED SECURITIES. The Fund may purchase residential and commercial mortgage-backed as well as other asset-backed securities. "Mortgage-backed securities" are securities that represent directly or indirectly a participation in, or are secured by and payable from, mortgage loans secured by real property. "Asset-backed securities" are similar, except they are backed by assets other than mortgages, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). The Fund will only invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgaged-backed or asset-backed securities rated in the top two categories (i.e., AAA/AA) by a nationally recognized rating agency. In addition to credit and market risk, mortgage- and asset-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time.

The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counter-party. Like other fixed-income securities, when interest rates rise, the value of an asset-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage- or asset-backed securities may be paid later than expected, which could cause the value of the securities to go down. In times of financial stress, the secondary market for asset-backed securities may not be as liquid as the market for other types of securities.

The primary risk of any mortgage-backed or asset-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Special Risks of Mortgage-Backed Securities" below for more information about prepayment and extension risks. Also, see the subheading "Asset-Backed Securities" below for more information about asset-backed securities.

Currently, there are three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and
(iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. Generally, FHLMC guarantees only the ultimate collection of principal of the underlying mortgage loans.

COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. The Fund may also invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P or Baa by Moody's) or, if unrated, are determined to be of comparable quality.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the

CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, generally, the market prices of and yield on these tranches are more volatile.

The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Generally, PAC Bonds require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

The Fund may not invest in "stripped" mortgage-backed securities
(interest-only securities or principal-only securities) or in mortgage-backed securities known as "inverse floaters."

ADJUSTABLE RATE MORTGAGES. The Fund may also invest in adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Usually, these securities are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities are not guaranteed typically by an entity having the credit status of GNMA, FNMA and FHLMC, these securities are structured generally with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P/Moody's) or above.

SPECIAL RISKS OF MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have certain different characteristics than traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets may be prepaid generally at any time, usually without penalty. Generally, changes in the rate of prepayments will affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income that when distributed to shareholders, will be taxable as ordinary income.

Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and are likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Generally, mortgage-backed securities decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors involving estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not reflect the price volatility of such securities accurately. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

The Fund's investments in mortgage derivative securities also subject the Fund to extension risk. "Extension risk" is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk effectively may change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Generally, long-term securities fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P/Moody's) or above.

ASSET-BACKED SECURITIES. The Fund may also invest in asset-backed securities. "Asset-backed securities" are securities that represent direct or indirect participation in, or are secured by and payable from, assets other than mortgage-backed assets, such as motor vehicle installment sales contracts, installment loan contracts, leases of various types of real and personal property and receivables from revolving credit agreements (credit cards). Asset-backed securities have yield characteristics similar to those of mortgage-backed securities and are subject to many of the same risks. See the subheading "Special Risks of Mortgage-Backed Securities" above for a discussion of those risks. In addition, asset-backed securities involve certain risks that are not posed by mortgage-backed securities, since asset-backed securities usually do not contain the complete benefit of a security interest in the related collateral. For example, generally, credit card receivables are unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, including the bankruptcy laws, some of which may reduce the ability to obtain full payment. In the case of automobile receivables, due to various legal and economic factors, proceeds for repossessed collateral may not always be sufficient to support payments on these securities. New instruments and variations of existing mortgage-backed securities and asset-backed securities continue to be developed. The Fund may invest in any such instruments or variations as may be developed, to the extent consistent with their investment objectives and policies and applicable legal requirements.

NON-INVESTMENT GRADE SECURITIES. The Fund has the authority to invest in convertible debt securities of a quality less than investment grade (so-called "junk bonds"). The Fund has no pre-established minimum quality standards for convertible securities and may invest in convertible securities of any quality, including lower rated or unrated securities. However, the Fund will not invest in any securities in default at the time of purchase, and will limit its investment in non-investment grade convertible debt securities to no more than 20% of its net assets at the time of purchase. In addition, investment grade bonds in which the Fund invests may be downgraded. If convertible securities purchased by the Fund are downgraded following purchase, or if other circumstances cause more than 20% of the Fund's assets to be invested in convertible securities rated below investment grade, the Trustees of the Fund will consult with the Adviser to determine what action, if any, is appropriate in light of all relevant circumstances.

Junk bonds, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. They are regarded as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below. Refer to Appendix A of this Statement of Additional Information for a discussion of securities ratings.

EFFECT OF INTEREST RATES AND ECONOMIC CHANGES. There remains some uncertainty about the performance level of the market for lower quality securities. A prolonged recession or economic downturn could disrupt severely the market for, and affect adversely the value of, such securities.

Typically, all interest-bearing securities experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of junk bond securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Junk bond securities also tend to be more sensitive to economic conditions than higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of junk bond securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities generally are unsecured and often are subordinated to other creditors. Further, if the issuer of a junk bond security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund's net asset value.

As previously stated, the value of a junk bond security generally will decrease in a rising interest rate market. If the Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity and valuation of junk bond securities, the Fund may be forced to liquidate these securities at a substantial discount. Any such liquidation would reduce the Fund's asset base over which expenses could be allocated and could result in a reduced rate of return for the Fund.

PAYMENT EXPECTATIONS. Typically, junk bond securities contain redemption, call or prepayment provisions that permit the issuer of such securities containing such provisions to redeem the securities at its discretion. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities with a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, the Fund may have to replace the securities with a lower yielding security, which could result in a lower return for the Fund.

CREDIT RATINGS. Credit ratings issued by credit-rating agencies evaluate the safety of principal and interest payments of rated securities. They do not, however, evaluate the market value risk of junk bond securities and, therefore may not reflect fully the true risks of an investment. In addition, credit rating agencies may or may not make timely changes in a rating to reflect changes in the economy or in the condition of the issuer that affect the market value of the security. Consequently, credit ratings are used only as a preliminary indicator of investment quality. Investments in junk bond securities will be more dependent on the Adviser's credit analysis than would be the case with investments in investment grade debt securities. The Adviser employs its own credit research and analysis, which includes a study of existing debt, capital structure, ability to service debt and to pay dividends, the issuer's sensitivity to economic conditions, its operating history and the current trend of earnings. The Adviser monitors the Fund's investments continually and evaluates carefully whether to dispose of or to retain junk bond securities whose credit ratings or credit quality may have changed.

LIQUIDITY AND VALUATION. The Fund may have difficulty disposing of certain junk bond securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all junk bond securities, there may not be an established retail secondary market for certain of these securities. Generally, the secondary trading market is not as liquid as the secondary market for higher-rated securities, which may have an adverse impact on the market price of the security and may also make it more difficult for the Fund to obtain accurate market quotations for purposes of valuing the Fund. Market quotations for certain junk bond issues may only be available from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of junk bond securities, especially in a thinly traded market.

In general, investments in non-investment grade convertible securities are subject to a significant risk of a change in the credit rating or financial condition of the issuing entity. Investments in convertible securities of medium or lower quality also are likely to be subject to greater market fluctuations and to greater risk of loss of income and principal due to default than investments of higher-rated fixed income securities. Such lower-rated securities tend generally to reflect short-term corporate and market developments to a greater extent than higher-rated securities, which react more to fluctuations in the general level of interest rates. Generally, the Fund will reduce risk to the investor by diversification, credit analysis and attention to current developments in trends of both the economy and financial markets. However, while diversification reduces the effect on the Fund of any single investment, it does not reduce the overall risk of investing in lower-rated securities.

ZEROS/STRIPS. The Fund may invest in zero coupon bonds or in strips. Zero coupon bonds are sold at a discount from face value and do not make regular interest payments. Such bonds pay principal and accreted discount (representing interest accrued but not paid) at maturity. "Strips" are debt securities that are stripped of their interest coupons after the securities are issued, but are otherwise comparable to zero coupon bonds. These securities are issued at a discount from their face value because typically, interest payments are postponed until maturity. The amount of discount rate varies depending on factors including the time remaining until maturity, prevailing interest rates, the security's liquidity and the issuer's credit quality. The market values of zero coupon bonds and strips fluctuate generally in response to changes in interest rates to a greater degree than do interest-paying securities of comparable terms and quality.

RIGHTS AND WARRANTS. If the market price of the underlying security is below the exercise price of the warrant on the expiration date, the warrant will expire worthless. Moreover, a right or warrant ceases to have value if it is not exercised prior to the expiration date. The Fund will invest in rights or warrants only if the underlying equity securities themselves are deemed appropriate by the Portfolio Manager for inclusion in the Fund's portfolio. Rights and warrants entitle the holder to buy equity securities at a specific price for a specific period of time. Rights are similar to warrants except that they have a substantially shorter duration. Rights and warrants may be considered more speculative than certain other types of investments in that they do not entitle a holder to dividends or voting rights with respect to the underlying securities nor do they represent any rights in the assets of the issuing company. The value of a right or warrant does not necessarily change with the value of the underlying securities, although the value of a right or warrant may decline because of a decrease in the value of the underlying stock, the passage of time, a change in perception as to the potential of the underlying stock or any combination of these factors.

REPURCHASE AGREEMENTS. The Fund may agree to purchase portfolio securities from financial institutions subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Under a repurchase agreement, a buyer purchases a security and agrees at the same time to resell it to the vendor at an agreed-upon future date, normally a day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon interest rate for the period the buyer's money is invested in the security. Such agreements permit the Fund to keep all of its assets at work while retaining 'overnight' flexibility in pursuit of investments of a longer-term nature. If a vendor defaults on its repurchase obligation, the Fund would suffer a loss to the extent the proceeds from the sale of the collateral were less than the repurchase price. If a vendor goes bankrupt, the Fund might be delayed in, or be prevented from, selling the collateral for its benefit.

Although the securities subject to a repurchase agreement may bear maturities exceeding one year, settlement for the repurchase agreement will never be more than one year after the Fund's acquisition of the securities and normally will be within a shorter period of time. The Fund will not enter into a repurchase agreement maturing in more than seven days if, as a result, more than 15% of the Fund's total assets would be invested in repurchase agreements and other illiquid securities.

Securities subject to repurchase agreements are held either by the Fund's custodian or sub-custodian (if any), or in the Federal Reserve/Treasury Book-Entry System. The seller under a repurchase agreement is required to maintain the value of the securities subject to the agreement in an amount at least equal to the repurchase price (including accrued interest). Repurchase agreements may be considered loans to the seller, collateralized by the underlying securities. The risk to the Fund is limited to the ability of the seller to pay the agreed upon sum on the repurchase date; in the event of default, the repurchase agreement provides that the Fund is entitled to sell the underlying collateral. If the value of the collateral declines after the agreement is entered into, however, and if the seller defaults under a repurchase agreement when the value of the underlying collateral is less than the repurchase price, the Fund could incur a loss of both principal and interest. The Adviser monitors the value of the collateral at the time the agreement is entered into and at all times during the term of the repurchase agreement in an effort to determine that the value of the collateral always equals or exceeds the agreed upon repurchase price to be paid to the Fund. If the seller were to be subject to a federal bankruptcy proceeding, the ability of the Fund to liquidate the collateral could be delayed or impaired because of certain provisions of the bankruptcy laws. The Adviser will acquire repurchase agreements in accordance with procedures established by the Trust's Board of Trustees that are designed to evaluate the creditworthiness of the other parties to the repurchase agreements.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Fund may purchase and sell securities on a when-issued or delayed delivery basis. However, the Fund does not intend currently to purchase or sell securities on a when-issued or delayed delivery basis, if as a result, more than 5% of their respective total assets taken at market value at the time of purchase would be invested in such securities. When-issued or delayed delivery transactions arise when securities (normally, obligations of issuers eligible for investment by the Fund) are purchased or sold by the Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield. However, the yield available on a comparable security when delivery takes place may vary from the yield on the security at the time that the when-issued or delayed delivery transaction was entered into. Any failure to consummate a when-issued or delayed delivery transaction may result in the Fund missing the opportunity to obtain a price or yield considered to be advantageous. When-issued and delayed delivery transactions generally may be expected to settle within one month from the date the transactions are entered into, but in no event later than 90 days. However, no payment or delivery is made by the Fund until it receives delivery or payment from the other party to the transaction.

When the Fund purchases securities on a when-issued basis, it will maintain in a segregated account with its Custodian cash, U.S. government securities or other liquid assets having an aggregate value equal to the amount of such purchase commitments, until payment is made. If necessary, additional assets will be placed in the account daily so that the value of the account will equal or exceed the amount of the Fund's purchase commitments.

LENDING OF PORTFOLIO SECURITIES. The Fund may lend its securities to qualified institutional investors (such as brokers, dealers or other financial organizations) who need to borrow securities in order to complete certain transactions, such as covering short sales, avoiding failures to deliver securities or completing arbitrage operations. By lending its securities, the Fund will be attempting to generate income through the receipt of interest on the loan that, in turn, can be invested in additional securities to pursue the Fund's investment objective. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would be for the account of the Fund.

The Fund may lend its portfolio securities to qualified brokers, dealers, banks or other financial institutions, so long as the terms, the structure and the aggregate amount of such loans are not inconsistent with the Investment Company Act, or the rules and regulations or interpretations of the SEC promulgated thereunder, which currently require that (a) the borrower pledge and maintain with the Fund collateral consisting of cash, an irrevocable letter of credit or securities issued or guaranteed by the United States government having a value at all times not less than 100% of the value of the securities loaned, (b) the borrower add to such collateral whenever the price of the securities loaned rises (i.e., the borrower "marks to the market" on a daily basis), (c) the loan be made subject to termination by the Fund at any time, (d) the Fund receives reasonable interest on the loan, which interest may include the Fund's investing cash collateral in interest-bearing short-term investments, and (e) the Fund receives all dividends and distributions on the loaned securities and any increase in the market value of the loaned securities. The Fund may make secured loans of its portfolio securities to entities with which it can enter into repurchase agreements, provided that cash and/or liquid, high-grade debt securities equal to at least 100% of the market value of the securities loaned are deposited and maintained by the borrower with the Fund.

The Fund bears the risk of loss in the event the other party to a securities lending transaction defaults on its obligations and the Fund is delayed in or prevented from exercising its rights to dispose of the collateral, including the risk of a possible decline in the value of the collateral securities during the period in which the Fund seeks to assert these rights, the risk of incurring expenses associated with asserting these rights and the risk of losing all or a part of the income from the transaction. The Fund will not lend its portfolio securities if, as a result, the aggregate value of such loans would exceed 50% of the value of the Fund's total assets. Loan arrangements made by the Fund will comply with all other applicable regulatory requirements, including the rules of the New York Stock Exchange, which rules presently require the borrower, after notice, to redeliver the securities within the normal settlement time of three business days. All relevant facts and circumstances, including creditworthiness of the broker, dealer or institution, will be considered in making decisions with respect to the lending of securities, subject to review by the Fund's trustees.

STANDBY COMMITMENT AGREEMENTS. These agreements commit the Fund, for a stated period of time, to purchase a stated amount of a security that may be issued and sold to the Fund at the option of the issuer. The price and coupon of the security are fixed at the time of the commitment. At the time of entering into the agreement, the Fund is paid a commitment fee, regardless of whether the security ultimately is issued, typically equal to approximately 0.50% of the aggregate purchase price of the security the Fund has committed to purchase. The Fund will enter into such agreements only for the purpose of investing in the security underlying the commitment at a yield and price considered advantageous to the Fund and unavailable on a firm commitment basis. The Fund will limit its investment in such commitments so that the aggregate purchase price of the securities subject to the commitments will not exceed 50% of its assets immediately prior to the time of making the commitment.

There is no guarantee the securities subject to a standby commitment will be issued, and the value of the security, if issued, on the delivery date may be more or less than its purchase price. Since the issuance of the security underlying the commitment is at the option of the issuer, the Fund will bear the risk of capital loss in the event the value of the security declines and may not benefit from an appreciation in the value of the security during the commitment period if the issuer decides not to issue and sell the security to the Fund.

                FUND POLICIES AND INVESTMENT RESTRICTIONS

The Fund has adopted certain investment restrictions consistent with its investment objective. Unless otherwise noted, whenever an investment restriction states a maximum percentage of the Fund's assets that may be invested in any security or other asset, such percentage restriction will be determined immediately after and as a result of the Fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets or other circumstances will not be considered when determining whether the investment complies with the Fund's investment limitations except with respect to the Fund's restrictions on borrowings as set forth in restriction 6 below.

None of the Fund's fundamental restrictions can be changed without the approval of the holders of the lesser of: (i) 67% of the Fund's shares present or represented at a shareholders meeting at which the holders of more than 50% of such shares are present or represented; or (ii) more than 50% of the outstanding shares of the Fund.

The following are the Fund's fundamental investment restrictions. Except as otherwise noted, the Fund may not:

1. Issue senior securities, except for securities issued in limited leveraged transactions (e.g., short sales, and financial futures, options and forward contracts) when such securities are covered by segregated or earmarked Fund assets, provided however, the Fund may engage in transactions involving options, futures and options on futures contracts within the restrictions set forth below.

2. Lend money or securities, except by purchasing debt securities or entering into repurchase agreements or lending portfolio securities, provided: the Fund receives 100% collateral; the collateral is marked to market; the loan is terminable at will, made at a reasonable interest rate, without the requirement for payment of any service fee, and the Board of Trustees reserves the right to recall the securities for the purpose of voting any proxies; and, at no time will the value of securities on loan exceed 33% of the total net assets of the Fund nor more than 50% of the value of Fund assets immediately prior to the loan.

3. Purchase the securities of any issuer if, as a result, 25% or more of the value of its total assets, determined at the time an investment is made, exclusive of U.S. government securities, are in securities issued by companies engaged primarily in the same industry.

4. Act as an underwriter or distributor of securities other than shares of the Fund except to the extent that the Fund's participation as part of a group in bidding or by bidding alone, for the purchase of permissible investments directly from an issuer or selling shareholders for the Fund's own portfolio may be deemed to be an underwriting, and except to the extent that the Fund may be deemed an underwriter under the Securities Act, by virtue of disposing of portfolio securities.

5. Purchase or sell real estate (but this shall not prevent the Fund from investing in securities backed by real estate or issued by companies that invest or deal in real estate or in participation interests in pools of real estate mortgage loans exclusive of investments in real estate limited partnerships).

6. Borrow money, except that the Fund may borrow money from a bank for temporary or emergency purposes in an amount not exceeding 33% of the value of its total assets (including the amount borrowed) less liabilities (other than borrowings), or pledge, mortgage or hypothecate its assets, except to secure indebtedness, and then only if such pledging, mortgaging or hypothecating does not exceed 25% of the Fund's total assets. Transactions involving options, futures and options on futures will not be deemed to be borrowings if properly covered by a segregated account where appropriate.

7. Purchase or sell physical commodities or contracts involving physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the Fund from engaging in transactions involving U.S. or foreign currencies such as spot contracts, futures contracts, options on futures contracts or options, or from investing in securities or other instruments backed by such currencies.

The Trustees have adopted additional investment restrictions for the Fund. These restrictions are operating policies of the Fund and may be changed by the Trustees without shareholder approval.

The Fund may not:

1. Purchase securities of other investment companies if immediately after acquisition, the Fund would own more than 3% of the securities of the acquired company, the securities acquired were of a value greater than 5% of the Fund's total assets prior to the acquisition, or the value of all securities of other investment companies owned by the Fund is greater than 10% of the Fund's other assets.

2. Make investments for the purpose of exercising control or management of any company except that the Fund may vote portfolio securities in the Fund's discretion.

3. Acquire illiquid securities if, as a result of such investments, more than 15% of the Fund's net assets (taken at market value at the time of purchase) would consist of illiquid securities. "Illiquid securities" means securities that cannot be disposed of within seven days in the normal course of business at approximately the amount at which the Fund has valued the securities. Provided the proportions were valid at time of purchase of illiquid securities as described herein, the Fund is not required later to divest its portfolio of sufficient illiquid securities or to purchase additional liquid securities to return the proportional limits to 15% and 85%, respectively, should the subsequent market value of its illiquid securities holdings increase beyond 15% of the total Fund portfolio or should the remainder of the portfolio decrease in value below 85%.

4. Purchase securities on margin (except to obtain such short-term credits as are necessary for the clearance of purchases and sales of securities) or participate in a joint trading account; provided, however, the Fund may (i) purchase or sell futures contracts and options on futures, (ii) make initial and variation margin payments in connection with purchases or sales of futures contracts or options on futures contracts, (iii) write or invest in put or call options on securities and indices, and (iv) engage in foreign currency transactions. (The "bunching" of orders for the sale or purchase of marketable portfolio securities with other accounts under the management of the Adviser to save brokerage costs or average prices among them is not deemed to result in a securities trading account.)

5. Purchase or sell securities on a when-issued or delayed delivery basis, if, as a result, more than 5% of the Fund's total assets taken at market value at the time of purchase would be invested in such securities.

6. Purchase and sell financial futures, forward foreign currency exchange contracts and put and call options, except for hedging purposes; provided that no more than 5% of the Fund's net assets at the time of purchase may be invested initial margins for financial futures transactions and premiums for options, and provided further that the Fund may only write call options that are covered and only up to 25% of the Fund's total assets.

7.   With respect to fifty percent (50%) of its total assets, purchase
(a) the securities of any issuer (except securities of the U.S. government or any agency or instrumentality thereof), if such purchase would cause more than five percent (5%) of the value of the Fund's total assets to be invested in securities of any one issuer or (b) more than 10% of the outstanding voting securities of any one issuer.

In determining industry classifications with respect to the Fund, the Adviser intends to use the industry classification titles in the Standard Industrial Classification Manual.

A security is considered to be issued by the entity, or entities, whose assets and revenues back the security. A guarantee of a security is not deemed to be a security issued by the guarantor when the value of all securities issued and guaranteed by the guarantor, and owned by the Fund, does not exceed 10% of the value of the Fund's assets.

TEMPORARY DEFENSIVE MEASURES. The Fund may increase its investment in government securities and other short-term, interest-bearing securities without regard to the Fund's otherwise applicable percentage limits, policies or its normal investment emphasis when its Adviser believes market conditions warrant a temporary defensive position. Taking larger positions in such short-term investments may serve as a means of preserving capital in unfavorable market conditions. When in a defensive position, the Fund could miss the opportunity to participate in any stock or bond market advances that occur during those periods, which the Fund might have been able to participate in if it had remained more fully invested.

PORTFOLIO TURNOVER RATE. The Fund may engage in a high level of trading in seeking to achieve its investment objective. The portfolio turnover rate for a fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. A 100% portfolio turnover rate results, for example, if the equivalent of all the securities in a fund's portfolio are replaced in a one-year period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year, and may be affected by cash requirements for redemption of shares. The Fund is not restricted by policy with regard to portfolio turnover and will make changes in its investment portfolio from time to time as business and economic conditions as well as market prices may dictate. Higher portfolio turnover rates result in correspondingly higher brokerage costs for the Fund. Although the existence of a higher portfolio turnover rate has no direct correlation to the tax liability of the Fund, sales of certain stocks will result in realized gains, and, possibly, in increased taxable distributions to shareholders.

                         MANAGEMENT OF THE FUNDS

MANAGEMENT INFORMATION

Information regarding the Board of Trustees and officers of the Choice Funds, a Delaware business trust, including their principal business occupations during at least the last five years, is set forth below. Each trustee who is an "interested person," as defined in the Investment Company Act, is identified as such. Except where otherwise indicated, each of the individuals below has served in his or her present capacity with the Trust since September 30, 1999.

                    INTERESTED OFFICERS AND TRUSTEES

                             POSITIONS HELD
NAME, ADDRESS AND AGE          WITH TRUST         PRINCIPAL OCCUPATION
---------------------          ----------         --------------------
Patrick S. Adams              President, CEO,     President and Director, Choice Investment
DOB:  1960                   Trustee, Chairman    Management, LLC, since August 1999. Senior Vice
5299 DTC Boulevard             of the Board       President to Berger Associates, Executive Vice
Englewood, Colorado 80111    (term unlimited)     President and Portfolio Manager of the Berger 100
(husband of Sharon E. Adams)                      Fund, President and Portfolio Manager of the
                                                  Berger IPT-100 Fund, President and co-Portfolio
                                                  Manager of the Berger IPT-Growth and Income Fund
                                                  and Executive Vice President and co-Portfolio
                                                  Manager of the Berger Growth and Income Fund since
                                                  February 1997. President and co-Portfolio Manager
                                                  of the Berger Balanced Fund from August 1997, and
                                                  President and Portfolio Manager of the Berger Select
                                                  Fund from December 31, 1997 until April 1999. Senior
                                                  Vice President from June 1996 to January 1997 with
                                                  Zurich Kemper Investments (mutual fund). Portfolio
                                                  manager from March 1993 to May 1996 with Founders
                                                  Asset Management, Inc.

Gregory S. Drose                Treasurer         Chief Operating Officer of Choice Investment
DOB:  1964                                        Management, LLC since November 1999. President,
5299 DTC Boulevard                                CIM Securities, LLC, August 2002 to present. Vice
Englewood, Colorado 80111                         President of Marketing/Due Diligence, D.E. Frey
                                                  & Company, Inc. from September 1998 to November 1999.
                                                  Vice President/Branch Manager for Owen-Joseph
                                                  Securities from June 1995 to June 1998. Director of
                                                  Student Loans and Accounts, The Colorado College
                                                  from November 1993 to May 1995.

Sharon E. Adams                  Secretary        Vice President of Choice Investment Management,
DOB:  1963                                        LLC since August 1999. Full-time homemaker from
5299 DTC Boulevard                                1993 until August 1999. Account executive--outside
Englewood, Colorado 80111                         sales for Sprint from 1990 to 1993. Sales manager
(wife of Patrick S. Adams)                        for Allnet Communications from 1989 to 1990.

Gerard M. Lavin                   Trustee         President and director of West Side Investments
DOB:  1942                   (term unlimited)     (financial management) from February 1998 to
5299 DTC Boulevard                                present.. President and a director of Berger 100 Fund
Englewood, Colorado 80111                         and Berger Growth and Income Fund, and President and a
                                                  trustee of Berger Investment Portfolio Trust and
                                                  Berger Omni Investment Trust from February 1997
                                                  through May 1999. President and a trustee of
                                                  Berger/BIAM Worldwide Portfolios Trust and
                                                  Berger/BIAM Worldwide Funds Trust from May 1996
                                                  through May 1999. President and a trustee of Berger
                                                  Institutional Products Trust from October 1995
                                                  through May 1999. President and a director of Berger
                                                  Associates, Inc. from April 1995 to May 1999. Member
                                                  and Chairman of the Board of Managers and Chief
                                                  Executive Officer on the Management Committee of
                                                  BBOI Worldwide LLC (subsidiary of mutual fund complex)
                                                  from November 1996 to May 1999. Director of First of
                                                  Michigan (broker) from May 1996 to August 1998. A
                                                  Vice President of DST Systems, Inc. (data processing)
                                                  from July 1995 to February 1998. President and Chief
                                                  Executive Officer of Investors Fiduciary Trust Company
                                                  (banking) from February 1992 to March 1995.

Dr. Richard A. Hathaway           Trustee         Physician with Colorado Permanente since 1992. Dr.
DOB:  1961                   (term unlimited)     Hathaway is a board certified orthopedic surgeon.
2045 Franklin Street
Denver, Colorado 80205

BOARD OF TRUSTEES

As a Delaware business trust, the business and affairs of the Trust are managed by its officers under the direction of its Board of Trustees. The Board is composed of three members, two of whom are independent directors. It is the responsibility of the Board of Trustees to select the investment adviser and auditor of the Funds, to make certain that the appropriate policies and controls are in place, that those policies and controls are followed, and in general, that the Funds are operated and managed in the best interest of shareholders and in compliance with all statutes, rules, regulations and internal policies.

1. AUDIT COMMITTEE. The Board has established an Audit Committee composed of the two independent directors, Mr. Lavin and Dr. Hathaway. The Audit Committee has adopted a charter, in which the purpose, duties and responsibilities of the Committee are set forth. The Audit Committee meets separately at least once each year to review the annual audit with the auditor and appoint an auditor for the following year. The Audit Committee met twice in the fiscal year ended October 31, 2002. In general, the Audit Committee is charged with setting, maintaining and reviewing the adequacy of controls, audit and findings, to inquire of management and the independent accountants about significant risks and exposures and the steps management has taken to minimize such risks to the Trust, to review practices for compliance with procedures, to review with counsel, legal and regulatory matters that may have a material impact on the Trust's financial statements, related compliance policies and programs, as well as reports received from regulators, to review annually with management the results of the monitoring of compliance with the Trust's and Adviser's Code of Ethics and to review filings with the SEC and other published documents containing the Trust's financial statements and consider whether the information contained in those documents is consistent with the information contained in the financial statements.

The current Investment Advisory Agreement between Choice Funds and the Adviser is dated December 1, 2000. The Investment Advisory Agreement has an initial term of one year and thereafter is required to be re-approved annually by the Board of Trustees of the Trust or by vote of a majority of each Fund's outstanding voting securities (as defined in the Investment Company Act). Each annual renewal must also be approved by the vote of a majority of the Funds' Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party, cast in person at a meeting called for the purpose of voting on such approval. The Investment Advisory Agreement was approved by the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreement or interested persons of any such party on November 1, 2000. The initial Investment Advisory Agreement was approved by the vote of a majority of the Trustees who are not parties to the initial Investment Advisory Agreement or interested persons of any such party on September 30, 1999, by the initial shareholder of the Focus Fund on September 30, 1999, and by the initial shareholder of the Balanced Fund on March 25, 2000. The Investment Advisory Agreement is terminable without penalty on 60 days' written notice by the Trustees, by vote of a majority of a Fund's outstanding voting securities, or by the Adviser, and will terminate automatically in the event of its assignment.

At its meeting on October 29, 2002, the Board of Trustees conducted a review of the Investment Advisory Agreement, including, but not limited to, review the Adviser's commitments under the Investment Advisory Agreement to be assured it is meeting its obligations to provide the specified services. At the meeting, the Board reviewed the Adviser's commitments under the Agreement to provide the specified facilities and the records from the prior fiscal year to be assured that the Adviser is being compensated in a manner consistent with the IA Agreement in place to assure itself that the Adviser is in a position to continue to perform the functions required in the IA Agreement for the next year

In addition, the Board reviewed and considered the Adviser's personnel and methods of analysis, the investment performance for the Fund, he terms of the IA Agreement going forward, the Adviser's compensation structure given the profitability of the Fund, the Adviser's financial condition and stability, any possible Adviser conflicts of interest, the Fund's brokerage and portfolio transactions, sales and redemptions, the Adviser's three to four year business plan, the plans to open a new fund series called the Market Neutral Fund, the expense ratios, high portfolio turnover rate and the efforts of the Adviser to lower costs related to them. The Agreement was continued by the Board for the fiscal year ending October 31, 2003.

COMPENSATION

The Trustees of the Trust who are officers of the Adviser receive no remuneration from the Fund. Therefore, Mr. Adams, Mr. Drose and Ms. Adams do not receive remuneration from the Trust for serving as trustees or officers. Each of the other Trustees will be paid an annual retainer fee of $2,500, will be paid the sum of $1,000 per meeting attended and will be reimbursed for the expenses of attending meetings.

                           COMPENSATION TABLE*

-------------------------------------------------------------------------
                        Total Compensation from    Aggregate Compensation
Name of Person           Trust Paid to Trustees          from Trust
-------------------------------------------------------------------------
Patrick S. Adams                    $0                        $0
-------------------------------------------------------------------------
Gerard M. Lavin                 $5,500                    $5,500
-------------------------------------------------------------------------
Dr. Richard A. Hathaway         $5,500                    $5,500
-------------------------------------------------------------------------

* The Trust has not adopted any pension or retirement plans for the officers or Trustees of the Trust. Therefore, there have been no benefits accrued as part of Trust expenses nor are there estimated currently to be any annual benefits upon retirement.

CODE OF ETHICS

The Trust and the Adviser each have adopted Codes of Ethics under Rule 17j-1 under the Investment Company Act. Under each such Code, the personnel subject to such Code are permitted to invest in securities that may be purchased or held by the Fund.

                 INVESTMENT ADVISORY AND OTHER SERVICES

INVESTMENT ADVISER

The investment adviser to the Fund is Choice Investment Management, LLC (the "Adviser"). The Adviser was organized as a Colorado limited liability company on August 27, 1999. Patrick S. Adams is the founder and President of the Adviser and owns 62.50% of the outstanding membership interests of the Adviser. As such, he controls the Adviser. Patrick Adams also serves as President and Chief Executive Officer of the Trust. Pursuant to an Investment Advisory Agreement entered into between the Trust on behalf of the Fund and the Adviser (the "Investment Advisory Agreement"), the Adviser provides continuous investment advisory services to the Fund. The Adviser also provides the Fund with office space, equipment and personnel necessary to operate and administer the Fund's business and to supervise the provision of services by third parties.

As compensation for its services, the Fund will pay to the Adviser an advisory fee at the annual rate of 2.50% of the Fund's average daily net assets. The advisory fee is accrued daily and paid monthly. For the fiscal years ended October 31, 2001 and October 31, 2002, the Adviser earned $966,335 and $916,269 from the Fund.

Under the Investment Advisory Agreement, the Adviser is permitted to seek reimbursement of any reductions made to its management fee and payments made to limit expenses that are the responsibility of the Fund within the three-year period following such reduction, subject to the Fund's abilities to effect such reimbursement and remain in compliance with applicable expense limitations. Any such management fee or expense reimbursement will be accounted for on the financial statement of the Fund as a contingent liability of the Fund until such time as it appears the Fund will be able to effect such reimbursement. At such time as it appears probable the Fund is able to effect such reimbursement, the amount of reimbursement the Fund is able to effect will be accrued as an expense of the Fund for that current period.

ADMINISTRATION AND FUND ACCOUNTING. UMB Fund Services Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 ("UMBFS") has agreed to provide various administrative and fund accounting services to the Fund under an Administration and Fund Accounting Agreement dated November 1, 2002 (the "Administration Agreement"). UMBFS's services include, but are not limited to, the following: calculating daily NAVs for the Fund; overseeing the Fund's Custodian; assisting in preparing and filing all federal income and excise tax filings (other than those to be made by the Fund's Custodian); overseeing the Fund's fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; assisting in the preparation of financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Fund's expenses; monitoring the Fund's status as a regulated investment company under Subchapter M of the Internal Revenue Code (the "IRC"); monitoring compliance with the Fund's investment policies and restrictions and generally assisting the Fund's administrative operations. UMBFS is an affiliate of UMB Bank, n.a., the Fund's custodian (the "Custodian").

UMBFS, at its own expense, and without reimbursement from the Fund, furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The initial term of the Administration Agreement is in effect until October 31, 2000 (the "Initial Term"). After the Initial Term, the Administration Agreement renews for successive annual periods, and may be terminated on not less than 60 days' notice, without the payment of any penalty, by the Board of Trustees of the Trust or by UMBFS. Under the Administration Agreement, UMBFS is not liable for any loss suffered by the Fund or its shareholders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee on the value of the Fund computed daily and payable monthly, at the annual rate of 0.15% of the first $50 million of its average daily net assets, and decreasing as assets reach certain levels, subject to an annual minimum fee of $66,134, plus out-of-pocket expenses. For the fiscal periods ended October 31, 2001 and October 31, 2002, respectively, UMBFS earned fees under the Administration Agreement of $57,836 and $66,134.

TRANSFER AGENT AND DIVIDEND-PAYING AGENT. UMBFS also acts as the Fund's transfer agent and dividend-paying agent. As such, UMBFS processes purchase and redemption requests for the securities of the Fund, keeps records of shareholder accounts and transactions, pays dividends as declared by the Board of Trustees and issues confirmations of transactions to shareholders. For these services, the Fund pays UMBFS a fee based on the number of shareholder accounts, transactions and other activities, subject to a minimum annual fee. UMBFS does not exercise any supervisory functions over the management of the Fund or the purchase and sale of the Fund's securities.

From time to time, the Trust, on behalf of the Fund, either directly or indirectly through arrangements with the Adviser, the Distributor (as hereinafter defined) or UMBFS, in its capacity as transfer agent, may pay amounts to third parties that provide transfer agent-type services and other administrative services relating to the Fund to persons who have a beneficial interest in the Fund, such as 401(k) plan participants. These services may include, among other things, sub-accounting services, transfer agent type activities, answering Fund-related inquiries, transmitting proxy statements, annual reports, updated prospectuses and other communications regarding the Fund and other related services as the Fund may request.

CUSTODIAN. UMB Bank, n.a., 928 Grand Boulevard, Kansas City, Missouri 64106 ("Custodian"), serves as the custodian for the Fund. Under the terms of the Custody Agreement, the Custodian is responsible for the receipt and delivery of the Fund's securities and cash. The Custodian does not exercise any supervisory functions over the management of the Fund or the purchase and sale of securities. The Custodian is an affiliate of UMBFS.

DISTRIBUTOR. Under a Distribution Agreement dated December 31, 2002, CIM Securities, LLC, 5299 DTC Boulevard, Suite 1150, Greenwood Village, CO 80111 (the "Distributor"), an entity affiliated with the Adviser, acts as principal underwriter for the Fund and acts as exclusive agent for the Fund in selling its shares to the public. The Distributor offers shares of the Fund on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor is not obligated to sell any certain number of shares of the Fund. For marketing and distribution services provided, the Fund pays the Distributor compensation at the annual rate of 0.02% of the first $250 million of its average daily net assets and decreasing as assets reach certain levels, subject to an annual minimum fee of $12,500 plus out-of-pocket expenses.

The Distributor also receives brokerage commissions for executing portfolio transactions on behalf of the Fund. See "Portfolio Transactions and Brokerage."

Prior to December 31, 2002, UMB Distribution Services, LLC (the "Former Distributor") acted as principal underwriter for the Fund. For the fiscal periods ended October 31, 2001 and October 31, 2002, respectively, the Former Distributor earned $16,575 and $25,000 as compensation.

LEGAL COUNSEL. Rothgerber Johnson & Lyons LLP, with offices at 1200 17th Street, Suite 3000, Denver, CO 80202, serves as counsel to the Fund.

INDEPENDENT ACCOUNTANTS. PricewaterhouseCoopers LLP, 100 East Wisconsin Avenue, Suite 1500, Milwaukee, WI 53202, is the independent accountant for the Fund. They are responsible for performing audits of the Fund's year-end financial statements as well as providing accounting and tax advice to the management of the Fund.

                         DISTRIBUTION OF SHARES

The Fund has adopted a Distribution and Services Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act. The Plan authorizes payments by the Fund in connection with the distribution of its shares at an annual rate, as determined from time to time by the Board of Trustees, of 0.35% for Class A and 1.00% for Class C of the Fund's average daily net assets attributable to each such class. Payments may be made by the Fund under the Plan for the purpose of financing any activity primarily intended to result in the sales of shares of the Fund as determined by the Board of Trustees. Such activities include advertising, shareholder account servicing, compensation to the Distributor, production and dissemination of prospectuses and sales and marketing materials, and capital or other expenses of associated equipment, rent, salaries, bonuses, interest and other overhead. To the extent any activity is one that the Fund may finance without the Plan, the Fund may also make payments to finance such activity outside of the Plan and not be subject to its limitations. The Plan provides for compensation to the Distributor regardless of the expenses incurred by the Distributor.

The Plan was adopted in anticipation that the Fund will benefit from the Plan through increased sales of shares of the Fund, thereby reducing the Fund's expense ratios and proving an asset size that allows the Adviser greater flexibility in management. The Plan may be terminated at any time by a vote of the Trustees of the Fund who are not interested persons of the Fund and who have no direct or indirect financial interest in the Plan or any agreement related thereto (the "Rule 12b-1 Trustees") or by a vote of a majority of the Trust's outstanding shares. Any change in the Plan that would increase the distribution expenses of the Fund materially provided for in the Plan requires approval of the shareholders and the Board of Trustees, including the Rule 12b-1 Trustees.

While the Plan is in effect, the selection and nomination of Trustees who are not interested persons of the Fund will be committed to the discretion of the Trustees of the Fund who are not interested persons of the Fund. The Board of Trustees must review the amount and purposes of expenditures pursuant to the Plan quarterly as reported to it by the officers of the Trust. Unless otherwise terminated, the Plan will continue in effect for as long as its continuance is approved specifically at least annually by the Board of Trustees, including the Rule 12b-1 Trustees. For the fiscal year ended October 31, 2002, the Fund paid a total of $221,269 in 12b-1 fees. Of this total, $137,369 was spent on payments to broker-dealers, $6,301 was spent on compensation to the Distributor, $13,108 was spent on printing and mailing of prospectuses to other than current shareholders and $27,285 was spent on advertising and $37,206 was spent on other miscellaneous charges.

UNDERWRITING. For the fiscal year ended October 31, 2002, the aggregate amount of underwriting commissions with respect to the sale of Fund shares was $11,889 and the amount retained by the Former Distributor, as underwriter, was $766. The following table sets forth all commissions and any other compensation received by the Former Distributor for the fiscal year ended October 31, 2002:

                     Net Underwriter   Compensation
Name of Principal    Discounts and    on Redemptions       Brokerage         Other
Underwriter           Commissions     and Repurchases     Commissions     Compensation
-----------           -----------     ---------------     -----------     -------------
UMB Distribution
Services, LLC            $766             $5,224              $0               $0

BROKERAGE ALLOCATION AND OTHER PRACTICES

BROKERAGE TRANSACTIONS. The Adviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of the commissions to be paid on such transactions, subject to the supervision of the Trust's Board of Trustees. It is the policy of the Adviser to seek the best execution at the best security price available with respect to each transaction, in light of the overall quality of brokerage and research services provided to the Adviser.

The Adviser will place orders pursuant to its investment determination for the Fund either directly with the issuer or with any broker or dealer. In executing portfolio transactions and selecting brokers or dealers, the Adviser will use its best efforts to seek on behalf of the Fund the best overall terms available. In selecting brokers and assessing the best overall terms available for any transaction, the Adviser shall consider all factors it deems relevant, including the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, and reasonableness of the commission, if any, both for the specific transaction and on a continuing basis. "The most favorable price to a Fund" means the best net price without regard to the mix between purchase or sale price and commission, if any. Generally, over-the-counter securities are purchased or sold directly with principal market makers who retain the difference in their cost in the security and its selling price (i.e., "markups" when the market maker sells a security and "markdowns" when the market maker purchases a security). In some instances, the Adviser may determine that better prices are available from non-principal market makers who are paid commissions directly. Subject to obtaining the best price and execution, the Adviser may consider the sales of shares of the Fund when allocating the Fund's portfolio transactions to brokers.

ALLOCATION. The Adviser may service advisory clients in addition to the Fund and place portfolio transactions for these accounts. Research services furnished by firms through which the Fund effects its securities transactions may be used by the Adviser in servicing all of its accounts; not all of such services may be used by the Adviser in connection with the Fund. In the opinion of the Adviser, it will not be possible to measure the benefits separately from research services to each of the accounts (including the Fund) to be managed by the Adviser. Because the volume and nature of the trading activities of the accounts will not be uniform, the amount of commissions in excess of those charged by another broker paid by each account for brokerage and research services will vary. However, such costs to the Fund will not, in the opinion of the Adviser, be disproportionate to the benefits to be received by the Fund on a continuing basis.

The Adviser intends to seek to allocate portfolio transactions equitably among its accounts whenever concurrent decisions are made to purchase or sell securities by the Fund and another advisory account. In some cases, this procedure could have an adverse effect on the price or the amount of securities available to the Fund. In making such allocations between the Fund and other advisory accounts, if any, the main factors to be considered by the Adviser will be the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held, and the opinions of the persons responsible for recommending the investment.

On occasions when the Adviser deems the purchase or sale of a security to be in the best interests of the Fund as well as other fiduciary or agency accounts managed by it, it is provided in the Investment Advisory Agreement that the Adviser, to the extent permitted by applicable laws and regulations, may aggregate the securities to be sold or purchased for the Fund with those to be sold or purchased for other Funds or such other accounts in order to obtain the best overall terms available with respect to common and preferred stocks and the best net price and execution with respect to other securities. In such event, allocation of the securities so purchased or sold, as well as the expenses incurred in the transaction, will be made by the Adviser in the manner it considers to be most equitable and consistent with its fiduciary obligations to the Fund and other accounts involved. In some instances, this procedure may affect adversely the size of the position obtainable for the Fund or the amount of the securities that may be sold for the Fund.

For the period from the Fund's inception (February 1, 2001) through its fiscal year ended October 31, 2001 and for its fiscal year ended October 31, 2002, the Fund paid $1,177,181 and $2,252,424, respectively, in commissions to brokers. For the fiscal year ended October 31, 2002, the Fund paid $309,502 in commissions to CIM Securities, LLC, a broker-dealer affiliated with the Adviser.

BROKERAGE SELECTION. In evaluating the best overall terms available, and in selecting the broker-dealer to execute a particular transaction, the Adviser may also consider the brokerage and research services (as those terms are defined in Section 28(e) of the Securities Exchange Act of
1934) provided to the Fund and/or other accounts over which the Adviser exercises investment discretion. While the Adviser believes these services have substantial value, they are considered supplemental to its own efforts in the performance of its duties. Other clients of the Adviser may benefit indirectly from the availability of these services to the Adviser, and the Fund may benefit indirectly from services available to the Adviser as a result of transactions for other clients. The Adviser is authorized to pay to a broker or dealer who provides such brokerage and research services a commission for executing a portfolio transaction for the Fund that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if, but only if, the Adviser determines in good faith that such commission was reasonable in relation to the value of the brokerage and research services provided by such broker or dealer viewed in terms of that particular transaction or in terms of the overall responsibilities the Adviser has to the Fund. In no instance, however, will portfolio securities be purchased from or sold to the Adviser, or any affiliated person of either the Trust or the Adviser, acting as principal in the transaction, except to the extent permitted by the SEC through rules, regulations, decisions and "no action" letters.

The Fund may use affiliated brokers, as that term is defined in the Investment Company Act, if in the Adviser's best judgment based on all relevant factors the affiliated broker is able to implement the policy of the Fund to obtain, at reasonable expense, the best execution (prompt and reliable execution at the most favorable price obtainable) of such transactions. The Adviser need not seek competitive commission bidding but is expected to minimize the commissions paid to the extent consistent with the interest and policies of the Fund as established by its Board of Trustees. Purchases of securities from underwriters include a commission or concession paid by the issuer to the underwriter, and purchases from dealers include a spread between the bid and asked price.

Of the Fund's "regular broker-dealers," Lehman Brothers Holdings, Inc., Goldman Sachs Group, Inc., J.P. Morgan Chase & Co., Bank of America Corp. and Merrill Lynch & Co., Inc. were the only "regular broker-dealers," the securities of which were purchased by the Fund during the fiscal year ended October 31, 2002. As of October 31, 2002, the Fund no longer held any securities of either broker-dealer. The term "regular broker-dealers" means, generally, at October 31, 2002, any of the ten brokers or dealers who (1) received the greatest dollar amount of brokerage commission from the Fund, (2) engaged as principal in the largest dollar amount of portfolio transactions for the Fund, or (3) that sold the largest dollar amount of securities of the Fund.

DIRECTED BROKERAGE. During the fiscal year ended October 31, 2002, the Fund directed brokerage transactions to brokers because of research services provided. The amount of such transactions and related commissions was $540,603 in research commissions and $314,611,761 in research commission transactions.

Subject to the policy of seeking best execution of orders for portfolio transactions, the Fund may participate in directed brokerage arrangements whereby the Fund may direct the Adviser to use the Fund's commission dollars and credits to reduce eligible fund expenses, that may include legal fees, printing of shareholder reports, audit fees, insurance, pricing, custodian fees, transportation fees, trust fees and expenses, rating fees, registration fees and organization expenses, while the Fund may use directed brokerage arrangements to lower the amounts of expenses that would be otherwise directly paid, the use of directed brokerage arrangements may result in more costly transactions. It is the Fund's intention, however, that the benefits of any directed brokerage arrangement outweigh the costs of such arrangement. During the fiscal year ended October 31, 2002, the Fund received $169,431 in directed brokerage credits.

                            CAPITAL STRUCTURE

The Trust is an open-end management investment company organized as a Delaware business trust. The Trust's Declaration of Trust authorizes the Board of Trustees to issue an unlimited number of shares of beneficial interest in one or more series and classes.

Shares of the Trust have no preemptive rights and only such conversion or exchange rights as the Board may grant in its discretion. Shareholders of any series of the Trust shall be entitled to receive dividends and distributions as such may be declared from time to time. The Trust's shares will be fully paid and non-assessable when issued for payment as described in the Prospectus. Shareholders have the right to redeem their shares at any time, however, the Fund reserves the right to suspend the redemption of Fund shares when the SEC orders that the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a fund is not reasonably practicable, a fund cannot fairly determine the value of its net assets or permits the suspension of the right of redemption or postpones the date of payment of a redemption.

The assets of the Trust held with respect to each of its series shall be charged with the liabilities of the Trust relating to that series. All expenses, costs, charges and reserves attributable to the series, and any general liabilities of the Trust that are not readily identifiable as being held in respect of a series, shall be allocated and charged by the Trustees to any one or more series as the Trustees deem fair and equitable. Each allocation of liabilities shall be binding on the shareholders of the series.

Shareholders are entitled to one vote for each full share held, and fractional votes for fractional shares held, and generally will vote in the aggregate and not by Fund or class. Under certain circumstances, the Investment Company Act or applicable Delaware law may require that the shareholders of a particular Fund or class be permitted to vote on matters affecting that Fund or class.

Under Rule 18f-2 promulgated under the Investment Company Act, any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been acted upon effectively unless approved by a majority of the outstanding shares of the Fund affected by the matter. A Fund is affected by a matter unless it is clear the interests of the Fund in the matter are substantially identical or that the matter does not affect any interest of the Fund. Under Rule 18f-2, the approval of an investment advisory agreement or 12b-1 distribution plan or any change in a fundamental investment policy would be acted upon effectively with respect to the Fund only if approved by a majority of the outstanding shares of the Fund. However, it is also provided in the Rule that the ratification of independent public accountants, the approval of principal underwriting contracts and the election of Trustees may be acted upon effectively by shareholders of the Trust voting without regard to particular funds.

Notwithstanding any provision of Delaware law requiring for any purpose the concurrence of a proportion greater than a majority of all votes entitled to be cast at a meeting at which a quorum is present, the affirmative vote of the holders of a majority of the total number of shares of the Trust outstanding (or of a class or series of the Trust, as applicable) will be effective, except to the extent otherwise required by the Investment Company Act and rules promulgated thereunder. In addition, in the Declaration of Trust, it is provided that, to the extent consistent with Delaware law and other applicable law, the By-Laws may include further provisions relating to shareholders' votes and related matters.

As a business trust, the Trust is not required to hold annual shareholder meetings. If requested to do so by the holders of at least 10% of the Trust's outstanding shares, the Trust will call a meeting of shareholders for the purpose of voting upon the question of removal of a Trustee, and to assist in communications with other shareholders as provided in
Section 16(c) of the Investment Company Act.

               PURCHASE, REDEMPTION AND PRICING OF SHARES

OFFERING PRICE. The Fund's net asset value per share will be calculated separately from the per share net asset value of the other Funds of the Trust. "Assets belonging to" the Fund consist of the consideration received upon the issuance of shares of the Fund together with all net investment income, earnings, profits, realized gains/losses and proceeds derived from the investment thereof, including any proceeds from the sale of such investments, any funds or payments derived from any reinvestment of such proceeds and a portion of any general assets of the Trust not belonging to a particular series. The Fund will be charged with the direct liabilities of the Fund and with a share of the general liabilities of the Trust's funds. Subject to the provisions of the Trust's Declaration of Trust, determinations by the Trustees as to the direct and allocable expenses, and the allocable portion of any general assets, with respect to a particular fund are conclusive.

As set forth in the Prospectus, the net asset value of the Fund will be determined as of the close of trading on each day the Fund is open for business. These are generally the days the New York Stock Exchange is open for trading. The New York Stock Exchange is open for trading Monday through Friday except New Year's Day, Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Additionally, if any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any such holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or the yearly accounting period.

In connection with the determination of the Fund's net asset value, securities traded on a recognized stock exchange are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter trade prices. Securities for which there were no transactions are valued at the closing bid prices. Options written or purchased by the Fund are valued at the last sales price if such last sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Fund's Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Trust's Board of Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser under the supervision of the Trust's Board of Trustees.

Generally, trading in foreign securities, as well as U.S. Government securities and certain cash equivalents and repurchase agreements, is substantially completed each day at various times prior to the close of the New York Stock Exchange. The values of such securities used in computing the net asset value of the shares of the Fund are determined as of such times. Foreign currency exchange rates are also determined generally prior to the close of the New York Stock Exchange. Occasionally, events affecting the value of such securities and such exchange rates may occur between the times at which they are determined and at the close of the New York Stock Exchange, which will not be reflected in the computation of net asset value. If during such periods, events occur that affect the value of such securities materially, the securities will be valued at their fair market value as determined by management and approved in good faith by the Trustees.

For purposes of determining the net asset value per share of the Fund, all assets and liabilities expressed in foreign currencies initially will be converted into U.S. dollars at the mean between the bid and offer prices of such currencies against U.S. dollars furnished by a pricing service approved by the Trustees.

There is no sales charge on purchases of $1,000,000 or more; however, the Fund may pay a dealer concession and/or advance a service fee on such transactions as set forth below.

The Fund may elect to re-allow the entire initial sales charge to dealers for all sales with respect to which orders are placed with the Fund during a particular period. Dealers to whom substantially the entire sales charge is re-allowed may be deemed to be "underwriters" as that term is defined under the Securities Act.

In addition to amounts paid to dealers as a dealer concession out of the initial sales charge paid by investors, the Fund may, from time to time, at its expense or as an expense for which it may be compensated under a distribution plan, if applicable, pay a bonus or other consideration or incentive to dealers who sell a minimum dollar amount of the shares of the Fund during a specified period of time. At the option of the dealer, such incentives may take the form of payment for travel expenses, including lodging, incurred in connection with trips taken by qualifying registered representatives and their families to places within or outside the United States. The total amount of such additional bonus payments or other consideration shall not exceed 0.25% of the public offering price of the shares sold. Any such bonus or incentive programs will not change the price paid by investors for the purchase of the Fund's shares or the amount the Fund will receive as proceeds from such sales. Dealers may not use sales of the Fund's shares to qualify for any incentives to the extent that such incentives may be prohibited by the laws of any state.

The Adviser may make payments to dealers and institutions that are dealers of record for purchases of $1 million or more of Class A shares that are sold at net asset value and are subject to a contingent deferred sales charge as follows: 1.00% of the first $2 million of such purchase, plus 0.80% of the next $1 million of such purchase, plus 0.50% of the next $17 million of such purchase, plus 0.25% of amounts in excess of $20 million of such purchase.

The Fund may pay sales commissions to dealers and institutions that sell Class C shares of the Fund at the time of such sales. Payments with respect to Class C shares will equal 1.00% of the purchase price of the Class C shares sold by the dealer or institution, and will consist of a sales commission of 0.75% of the purchase price of the Class C shares sold plus an advance of the first year service fee of 0.25% with respect to such shares. The Adviser will retain all payments received by it relating to Class C shares for the first year after they are purchased. The portion of the payments to the Adviser under the Class C Plan that constitutes an asset-based sales charge (0.75%) is intended in part to permit the Adviser to recoup a portion of on-going sales commissions to dealers plus financing costs, if any. After the first full year, the Fund will make such payments quarterly to dealers and institutions based on the average net asset value of Class C shares that are attributable to shareholders for whom the dealers and institutions are designated as dealers of record. These commissions are not paid on sales to investors who may not pay the CDSC and in circumstances where the Fund grants an exemption on particular transactions.

The Adviser may pay investment dealers or other financial service firms for share purchases (measured on an annual basis) of Class A shares of the Fund sold at net asset value to an employee benefit plan as follows:
1.00% of the first $2 million of such purchases, plus 0.80% of the next $1 million of such purchases, plus 0.50% of the next $17 million of such purchases, plus 0.25% of amounts in excess of $20 million of such purchases.

                          TAXATION OF THE FUND

GENERAL. The Fund intends to qualify for treatment as a regulated investment company ("RIC") under Subchapter M of the Code. To so qualify, the Fund must meet the following requirements: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or those currencies; (2) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities, securities of other RICs, and other securities, with these other securities limited, with respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. government securities or the securities of other RICs) of any one issuer.

As an RIC, the Fund generally will not be subject to U.S. Federal income tax on income and gains that it distributes to shareholders, if at least 90% of the Fund's investment company taxable income (which includes, among other items, dividends, interest and the excess of any short-term capital gains over net long-term capital losses) for the taxable year is distributed. The Fund intends to distribute substantially all of such income.

If the Fund fails to qualify for treatment as an RIC in any fiscal year, it will be treated as a corporation for federal income tax purposes. As such, the Fund would be required to pay income taxes on its net investment income and net realized capital gains, if any, at the rates applicable generally to corporations. Shareholders of a fund that did not qualify for treatment as an RIC would not be liable for income tax on the fund's net investment income or net realized capital gains in their individual capacities. Distributions to shareholders, whether from the fund's net investment income or net realized capital gains, would be treated as taxable dividends to the extent of current or accumulated earnings and profits of the Fund.

ORIGINAL ISSUE DISCOUNT. Certain debt securities acquired by the Fund may be treated as debt securities that were originally issued at a discount. Original issue discount can be defined generally as the difference between the price at which a security was issued and its stated redemption price at maturity. Although no cash income actually is received by the Fund, the original issue discount that accrues on a debt security in a given year is treated generally for federal income tax purposes as interest and, therefore, such income would be subject to the distribution requirements applicable to regulated investment companies.

Some debt securities may be purchased by the Fund at a discount that exceeds the original issue discount on such debt securities, if any. This additional discount represents market discount for federal income tax purposes. The gain realized on the disposition of any taxable debt security having market discount will be treated generally as ordinary income to the extent it does not exceed the accrued market discount of such debt security. Generally, market discount accrues on a daily basis for each day the debt security is held by a fund at a constant rate over the time remaining to the debt security's maturity or, at the election of the fund, at a constant yield to maturity that takes into account the semi-annual compounding of interest.

OPTIONS, FUTURES AND FOREIGN CURRENCY FORWARD CONTRACTS; STRADDLES. The Fund's transactions in foreign currencies, forward contracts, options and futures contact (including options and futures contracts on foreign currencies) will be subject to special provisions of the Code that, among other things, may affect the character of gains and losses realized by the Fund, defer Fund losses, and affect the determination of whether capital gains and losses are characterized as long-term or short-term capital gains or losses. These rules could therefore, in turn, affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of the positions in its portfolio (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amount necessary to satisfy its distribution requirements for relief from income and excise taxes. The Fund will monitor its transactions and may make such tax elections as Fund management deems appropriate with respect to foreign currency, options, futures contracts, forward contracts or hedged investments. The Fund's status as a regulated investment company may limit its transactions involving foreign currency, futures, options and forward contracts.

Certain option transactions have special tax results for the Fund. Expiration of a call option written by the Fund will result in short-term capital gain. If the call option is exercised, the Fund will realize a gain or loss from the sale of the security covering the call option and, in determining such gain or loss, the option premium will be included in the proceeds of the sale.

If the Fund writes options other than "qualified covered call options," as defined in Section 1092 of the Code, or purchases puts, any losses on such options transactions, to the extent they do not exceed the unrealized gains on the securities covering the options, may be subject to deferral until the securities covering the options have been sold.

In the case of transactions involving "nonequity options," as defined in and subject to the rules of Code Section 1256, the Fund will treat any gain or loss arising from the lapse, closing out or exercise of such positions as 60% long-term and 40% short-term capital gain or loss as required by Section 1256 of the Code. In addition, such positions must be marked-to-market as of the last business day of the year, and gain or loss must be recognized for federal income tax purposes in accordance with the 60%/40% rule discussed above even though the position has not been terminated. A "nonequity option" subject to the rules of Code
Section 1256 includes options involving stock indices such as the Standard & Poor's 500(R) and 100 indices.

Certain transactions undertaken by the Fund may result in "straddles" for federal income tax purposes. The straddle rules may affect the character of gains (or losses) realized by the Fund, and losses realized by the Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which the losses are realized. In addition, certain carrying charges (including interest expense) associated with positions in a straddle may be required to be capitalized rather than deducted currently. Certain elections that the Fund may make with respect to its straddle positions may also affect the amount, character and timing of the recognition of gains or losses from the affected positions.

Under certain circumstances, the Fund may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that reduces the risk of loss with respect to the appreciated position substantially. In that event, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund's holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund's holding period and the application of various loss deferral provisions of the Code. Constructive sale treatment does not apply to transaction closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

CURRENCY FLUCTUATIONS - "SECTION 988" GAINS OR LOSSES. The Fund will maintain accounts and calculate income by reference to the U.S. dollar for U.S. federal income tax purposes. Some of the Fund's investments will be maintained and income therefrom calculated by reference to certain foreign currencies, and such calculations will not correspond necessarily to the Fund's distributable income and capital gains for U.S. federal income tax purposes as a result of fluctuations in currency exchange rates. Furthermore, exchange control regulations may restrict the ability of the Fund to repatriate investment income or the proceeds of sales of securities. These restrictions and limitations may limit the Fund's ability to make sufficient distributions to satisfy the 90% distribution requirement for qualification as a regulated investment company. Even if the Fund so qualified, these restrictions could inhibit its ability to distribute all of its income in order fully to be relieved of tax liability.

Gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues income or other receivables (including dividends) or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on disposition of some investments, including debt securities and certain forward contracts denominated in a foreign currency, gains or losses attributable to fluctuations in the value of the foreign currency between the date of the acquisition of the security or other instrument and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as "Section 988" gains and losses, increase or decrease the amount of the Fund's investment company taxable income available to be distributed to its shareholders as ordinary income. If Section 988 losses exceed other investment company taxable income during a taxable year, the Fund would not be able to make any ordinary dividend distributions, or distributions made before the losses were realized would be recharacterized as a return of capital to shareholders, or, in some cases, as capital gain, rather than as an ordinary dividend.

PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may invest in shares of foreign corporations that may be classified under the Code as passive foreign investment companies ("PFICs"). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If the Fund receives a so-called "excess distribution" with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain distributions might have been classified as capital gain.

The Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that is available currently in some circumstances, the Fund would be required generally to include in its gross income its share of the earnings of the PFIC in a five year period. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. In addition, another election would involve marking to market the Fund's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of Fund shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and that will be taxed to shareholders as ordinary income or long-term capital gains, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

DISTRIBUTIONS. Distributions of investment company taxable income are taxable to a U.S. shareholder as ordinary income, whether paid in cash or shares. Dividends paid by the Fund to a corporate shareholder, to the extent such dividends are attributable to dividends received from U.S. corporations by the Fund, may qualify for the dividends received deduction. However, the revised alternative minimum tax applicable to corporations may reduce the value of the dividends received deduction. Distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, designated by the Fund as capital gain dividends, are taxable to shareholders at the applicable long-term capital gains rate, whether paid in cash or in shares, regardless of how long the shareholder has held the Fund's shares, and they are not eligible for the dividends received deduction. Shareholders will be notified annually as to the U.S. federal tax status of distributions, and shareholders receiving distributions in the form of newly issued shares will receive a report as to the net asset value of the shares received.

Dividends and other distributions declared by the Fund in, and payable to, shareholders of record as of a date in October, November or December of any year will be deemed to have been paid by the Fund and received by the shareholders on December 31 of that year if the distributions are paid by the Fund during January of the following calendar year. Accordingly, those distributions will be taxed to shareholders for the year in which that December 31 falls.

If the net asset value of shares is reduced below a shareholder's cost as the result of a distribution by the Fund, such distribution generally will be taxable even though it represents a return of invested capital. Investors also should be aware that if shares are purchased shortly before the record date for any distribution, the shareholder will pay full price for the shares and receive some portion of the price back as a taxable dividend or capital gain distribution.

The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute, by the end of any calendar year, substantially all of its ordinary income for that year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts. The Fund intends to declare and distribute dividends during each year sufficient to prevent imposition of the excise tax.

DISPOSITION OF SHARES. Upon a redemption or sale of shares of the Fund, a shareholder will realize a taxable gain or loss that will be treated as a capital gain or loss if the shares are capital assets in the shareholder's hands and generally will be long-term or short-term, depending upon the shareholder's holding period for the shares. Any loss realized on a redemption, sale or exchange will be disallowed to the extent the shares disposed of are replaced (including through reinvestment of dividends) within a period of 61 days beginning 30 days before and ending 30 days after the disposal of the shares. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on the disposition of a fund's shares held by the shareholder for six months or less will be treated for tax purposes as a long-term capital loss to the extent of any distributions of capital gain dividends received or treated as having been received by the shareholder with respect to such shares.

BACKUP WITHHOLDING. The Fund is required to report to the Internal Revenue Service (the "IRS") all distributions and gross proceeds from the redemption of the Fund's shares, except in the case of certain exempt shareholders. All distributions and proceeds from the redemption of the Fund's shares will be subject to withholding of federal income tax at the rate set forth in the applicable IRS Rule and Regulations ("backup withholding") in the case of non-exempt shareholders if (1) the shareholder fails to furnish the Fund with a Form W-9 to certify the shareholder's correct taxpayer identification number or social security number, (2) the IRS notifies the shareholder or the Fund that the shareholder has failed to report properly certain interest and dividend income to the IRS and to respond to notices to that effect, or (3) when required to do so, that shareholder fails to certify that he or she is not subject to backup withholding. If the withholding provisions are applicable, any such distributions or proceeds, whether reinvested in additional shares or taken in cash, will be reduced by the amounts required to be withheld.

OTHER TAXATION. Distributions may also be subject to additional state, local and foreign taxes depending on each shareholder's particular situation. Non-U.S. shareholders may be subject to U.S. tax rules that differ significantly from those summarized above. This discussion does not address all of the tax consequences applicable to the Fund or shareholders, and shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the Fund.

                     CALCULATION OF PERFORMANCE DATA

From time to time, the Fund may advertise its "average annual total return" over various periods of time. An average annual total return refers to the rate of return that, if applied to an initial investment at the beginning of a stated period and compounded over the period, would result in the redeemable value of the investment at the end of the stated period assuming reinvestment of all dividends and distributions and reflecting the effect of all recurring fees. A shareholder's investment in the Fund and its return are not guaranteed and will fluctuate according to market conditions. When considering "average" annual total return figures for periods longer than one year, shareholders should note that the Fund's annual total return for any one year in the period might have been greater or less than the average for the entire period. The Fund also may use "aggregate" total return figures for various periods, representing the cumulative change in value of an investment in the Fund for a specific period (again reflecting changes in the Fund's share price and assuming reinvestment of dividends and distributions).

To facilitate the comparability of historical performance data from one mutual fund to another, the SEC has developed guidelines for the calculation of average annual total return. The average annual total return for a fund for a specific period is found by first taking a hypothetical $1,000 investment ("initial investment") in the fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment, and this quotient is taken to the Nth root (N representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by a fund have been reinvested at net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

          P(1 + T)N = ERV

Where:    T = average annual total return.

          ERV = ending redeemable value at the end of the period covered by the computation of a hypothetical $1,000 payment made at the beginning of the period.

          P = hypothetical initial payment of $1,000.

          N = period covered by the computation, expressed in terms of years.

Total return performance for a specific period is calculated by first taking an investment ("initial investment") in a fund's shares on the first day of the period and computing the "ending value" of that investment at the end of the period. The total return percentage is then determined by subtracting the initial investment from the ending value and dividing the remainder by the initial investment and expressing the result as a percentage. The calculation assumes that all income and capital gains dividends paid by a fund have been reinvested at net asset value on the reinvestment dates during the period. Total return may also be shown as the increased dollar value of the investment over the period or as a cumulative total return that represents the change in value of an investment over a stated period and may be quoted as a percentage or as a dollar amount.

The calculations of average annual total return and aggregate total return assume the reinvestment of all dividends and capital gain distributions on the reinvestment dates during the period. The ending redeemable value is determined by assuming complete redemption of the hypothetical investment and the deduction of all nonrecurring charges at the end of the period covered by the computations.

The Fund's performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Fund's returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the Fund's returns.

The Fund commenced operations on February 1, 2001. The table below represents the investment returns of Class A Shares and Class C Shares for the period from the inception date of the respective class through the Fund's fiscal year ended October 31, 2002. The total return figure for Class A Shares is shown both with and without the effect of the maximum sales charge. The total return figures for the Class C Shares include the effect of the applicable contingent deferred sales charge ("CDSC").

Average Annual Returns as of 10/31/02
(reflects the payment of 5.50% sales load of purchase of Class A shares)

                            1-year     Inception
                          ----------   ----------
Return Before Taxes
Class A                    -39.33%      -26.34%
Class C                    -37.25%      -25.48%

Return After Taxes
on Distributions           -39.33%      -26.34%

Return After Taxes on
Distributions and Sale
of Fund Shares             -24.15%      -20.56%

(After tax returns only shown for Class A)

From time to time, in marketing and other literature, the Fund's performance may be compared to the performance of other mutual funds in general or to the performance of particular types of mutual funds with similar investment goals, as tracked by independent organizations. Among these organizations, Lipper Analytical Services, Inc. ("Lipper"), a widely used independent research firm that ranks mutual funds by overall performance, investment objective and assets, may be cited. Lipper performance figures are based on changes in net asset value, with all income and capital gains dividends reinvested. Such calculations do not include the effect of any sales charges imposed by other funds. The Fund will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings.

The Fund's performances may also be compared to the performance of other mutual funds by Morningstar, Inc., which ranks funds on the basis of historical risk and total return. Morningstar's rankings range from five stars (highest) to one star (lowest) and represent Morningstar's assessment of the historical risk level and total return of a fund as a weighted average for 3, 5, and 10 year periods. Rankings are not absolute or necessarily predictive of future performance.

Evaluations of Fund performance made by independent sources may also be used in advertisements concerning the Fund, including reprints of or selections from, editorials or articles about the Fund. Sources for Fund performance and articles about the Fund may include publications such as Money, Forbes, Kiplinger's, Financial World, Business Week, U.S. News and World Report, the Wall Street Journal, Barron's and a variety of investment newsletters.

The Fund may compare its performance to a wide variety of indices and measures of inflation including the Standard & Poor's 500(R) Stock Index and the Nasdaq Over-the-Counter Composite Index. There are differences and similarities between the investments that the Fund may purchase for its portfolio and the investments measured by these indices.

Occasionally, statistics may be used to specify the Fund's volatility or risk. Measures of volatility or risk generally are used to compare the Fund's net asset value or performance relative to a market index. One measure of volatility is beta. "Beta" is the volatility of a fund relative to the total market as represented by the Standard & Poor's 500(R) Stock Index. A beta of more than 1.00 indicates volatility greater than the market, and a beta of less than 1.00 indicates volatility less than the market. Another measure of volatility or risk is standard deviation. Standard deviation is used to measure variability of net asset value or total return around an average, over a specified period of time. The premise is that greater volatility connotes greater risk undertaken in achieving performance.

Marketing and other Fund literature may include a description of the potential risks and rewards associated with an investment in the Fund. The description may include a "risk/return spectrum" in which the Fund is compared to broad categories of funds, such as money market, bond or equity funds, in terms of potential risks and returns. Risk/return spectrums also may depict funds that invest in both domestic and foreign securities or a combination of bond and equity securities. Money market funds are designed to maintain a constant $1.00 share price and have a fluctuating yield. Share price, yield and total return of a bond fund will fluctuate. The share price and return of an equity fund also will fluctuate. The description may also compare the Fund to bank products, such as certificates of deposit. Unlike mutual funds, certificates of deposit are insured up to $100,000 by the U.S. government and offer a fixed rate of return.

                              MISCELLANEOUS

The Prospectus and this Statement of Additional Information do not contain all the information included in the Registration Statement filed with the SEC under the Securities Act with respect to the securities offered by the Fund's Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this Statement of Additional Information, pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this Statement of Additional Information as to the contents of any contract or other documents referred to are not necessarily complete, and in each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this Statement of Additional Information form a part, each such statement being qualified in all respects by such reference.

                               APPENDIX A

SHORT-TERM RATINGS

A Standard & Poor's short-term rating, including commercial paper, is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. The following summarizes the rating categories used by Standard & Poor's for commercial paper in which the Fund may invest:

     * "A-1"--Issue's degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted "A-1+."

     * "A-2"--Issue's capacity for timely payment is satisfactory. However, the relative degree of safety is not as high as for issues designated "A-1."

Moody's short-term ratings are opinions of the ability of issuers to repay senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

The following summarizes the rating categories used by Moody's for short-term investments in which the Fund may invest:

     * "Prime-1"--Issuer or related supporting institutions are considered to have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity normally will be evidenced by the following capacities: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structures with moderate reliance on debt and ample asset protection; broad margins in earning coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

     * "Prime-2"--Issuer or related supporting institutions are considered to have a strong capacity for repayment of short-term promissory obligations. Normally, this will be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternative liquidity is maintained.

Fitch short-term ratings apply to debt obligations that are payable on demand or have original maturities generally of up to three years, including commercial paper, certificates of deposit, medium-term notes and municipal and investment notes. The highest rating category of Fitch for short-term obligations is "F-1." Fitch employs two designations, "F-1+" and "F-1," within the highest category. The following summarizes the rating categories used by Fitch for short-term obligations in which the Fund may invest:

     * "F-1+"--Securities possess exceptionally strong credit quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

     * "F-1" -- Securities possess very strong credit quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated "F-1+."

STANDARD & POOR'S DEBT RATINGS

A Standard & Poor's corporate or municipal debt rating is a current assessment of the creditworthiness of an obligor with respect to a specific obligation. This assessment may take into consideration obligors such as guarantors, insurers or lessees. The debt rating is not a recommendation to purchase, sell or hold a security, inasmuch as it does not comment as to market price or suitability for a particular investor.

The ratings are based on current information furnished by the issuer or obtained by S&P from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

     1. likelihood of default--capacity and willingness of the obligor as to the timely payment of interest and repayment of principal in accordance with the terms of the obligation;

     2.   nature of and provisions of the obligation; and

     3. protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     INVESTMENT GRADE

          * AAA--Debt rated "AAA" has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

          * AA--Debt rated "AA" has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

          * A--Debt rated "A" has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

          * BBB--Debt rated "BBB" is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     SPECULATIVE GRADE

          Debt rated "BB," "B," "CCC," "CC" and "C" is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. "BB" indicates the least degree of speculation and "C" the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

          * BB--Debt rated "BB" has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions that could lead to inadequate capacity to meet timely interest and principal payments. The "BB" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BBB-" rating.

          * B--Debt rated "B" has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The "B" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "BB" or "BB-" rating.

          * CCC--Debt rated "CCC" has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The "CCC" rating category is also used for debt subordinated to senior debt that is assigned an actual or implied "B" or "B-" rating.

          * CC--Debt rated "CC" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC" rating.

          * C--Debt rated "C" typically is applied to debt subordinated to senior debt that is assigned an actual or implied "CCC-" debt rating. The "C" rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

          * CI--The rating "CI" is reserved for income bonds on which no interest is being paid.

          * D--Debt rated "D" is in payment default. The "D" rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such period. The "D" rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

MOODY'S LONG-TERM DEBT RATINGS

     * Aaa--Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     * Aa--Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

     * A--Bonds rated A possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

     * Baa--Bonds rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     * Ba--Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes Bonds in this class.

     * B--Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     * Caa--Bonds rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     * Ca--Bonds rated Ca represent obligations that are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     * C--Bonds rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in deterring the credit risk associated with a particular security. The ratings represent Fitch's assessment of the issuer's ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. Ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature of taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

     * AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     * AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA." Because bonds rated in the "AAA" and "AA" categories are not significantly vulnerable to foreseeable future developments, short-term debt of the issuers is generally rated "F-1+."

     * A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     * BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Fitch speculative grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings ("BB" to "C") represent Fitch's assessment of the likelihood of timely payment of principal and interest in accordance with the terms of obligation for bond issues not in default. For defaulted bonds, the rating ("DDD" to "D") is an assessment of the ultimate recovery value through reorganization or liquidation.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer's future financial strength.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories cannot fully reflect the differences in the degrees of credit risk. Moreover, the character of the risk factor varies from industry to industry and between corporate, health care and municipal obligations.

     * BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

     * B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     * CCC--Bonds have certain identifiable characteristics that, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     * CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

     * C--Bonds are in imminent default in payment of interest or principal.

     * DDD, DD and D--Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor.

                                 PART C
                            OTHER INFORMATION

ITEM 23.  EXHIBITS

EXHIBIT NO.                      EXHIBIT


(a)       (1)  Declaration of Trust of AB Funds Trust dated July 16,
               1999*

          (2)  Amended Declaration of Trust dated August 30, 1999**

(b)            Registrant's By-Laws*

(c)       (1)  Articles III, V and VI of the Registrant's Declaration of
               Trust*

          (2)  Article II of the Registrant's By-Laws*

(d) Investment Advisory Agreement between Choice Funds on behalf of the Choice Focus Fund, the Choice Balanced Fund and the Choice Long-Short Fund and Choice Investment Management, LLC, effective December 1, 2000 and continued for one year as of October 29, 2002****

(e) Distribution Agreement between Choice Funds and CIM Securities, LLC, effective January 1, 2003

(f)            None

(g) Custodian Agreement between Choice Funds and UMB Bank, n.a. dated October 31, 1999 (amended October 11, 2000 to include Choice Long-Short Fund)****

(h)       (1)  Administration and Fund Accounting Agreement between
               Choice Funds and UMB Fund Services, Inc. dated November 1,
               2002

          (2) Transfer Agency Agreement between Choice Funds and UMB Fund Services, Inc. dated November 1, 2002

(i)            Opinion of Stradley, Ronan, Stevens & Young, LLP**
               Opinion of Rothgerber Johnson & Lyons LLP

(j)            Consent of Independent Accountants

(k)            None

(l)            Subscription Agreement

(m)            Distribution and Service Plan effective December 1,
               2000****

(n)            None

(o)            None

(p)       (1)  Code of Ethics of Registrant***

          (2)  Code of Ethics of Choice Investment Management, LLC***

(q)            Powers of Attorney for Gerard M. Lavin and Richard A.
               Hathaway

* Incorporated by reference to Registrant's initial Registration Statement on Form N-1A, as filed with the Commission on July 21, 1999

** Incorporated by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A, as filed with the Commission on October 8, 1999

*** Incorporated by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A, as filed with the Commission on March 31, 2000
**** Incorporated by reference to Post-Effective Amendment No. 4 to
     Registrant's Registration Statement on Form N1-A, as filed with the Commission on January 22, 2001

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT

     Registrant neither controls any person nor is under common control with any other person.

ITEM 25. INDEMNIFICATION

     Article VII, Section 2 of the Registrant's Declaration of Trust provides that, to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Business Trust Act, the officers and Trustees shall not be responsible or liable in any event for any act or omission of any agent, employee, the adviser or principal underwriter of the Registrant; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively. The Registrant, out of its property, shall indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or Trustee's performance of his or her duties as an officer or Trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Registrant whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted. Nothing contained in
Article VII, Section 2 shall indemnify, hold harmless or protect any officer or Trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

     Section 4 of the Distribution Agreement between the Registrant and CIM Securities, LLC provides for indemnification of CIM Securities, LLC, an affiliate of Choice Investment Management, LLC, the Adviser, in connection with certain claims and liabilities to which CIM Securities, LLC, in its capacity as the Registrant's Distributor, may be subject. A copy of the Distribution Agreement is incorporated by reference herein as Exhibit (e).

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant by the Registrant pursuant to the Trust Instrument or otherwise, the Registrant is aware that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Investment Company Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by trustees, officers or controlling persons of the Registrant in connection with the successful defense of any act, suit or proceeding) is asserted by such trustees, officers or controlling persons in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Investment Company Act and will be governed by the final adjudication of such issues.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER

     Choice Investment Management, LLC (the "Adviser") serves as the investment adviser for the Registrant and other privately managed separate accounts. The business and other connections of the Adviser are set forth in the Uniform Application for Investment Adviser Registration ("Form ADV") (File No. 801-56907) of the Adviser as currently filed with the SEC, which is incorporated by reference herein.

ITEM 27. PRINCIPAL UNDERWRITERS

     (a) CIM Securities, LLC does not serve as the distributor of the shares of any other investment company.

     (b) The principal business address of CIM Securities, LLC, the Registrant's distributor, is 5299 DTC Boulevard, Greenwood Village, CO 80111. To the best of the Registrant's knowledge, the following are the members and officers of CIM Securities, LLC:

------------------------------------------------------------------------
     NAME              POSITIONS AND OFFICES    POSITIONS AND OFFICES
                          WITH UNDERWRITER         WITH REGISTRANT
------------------------------------------------------------------------
Gregory S. Drose             President                Treasurer
------------------------------------------------------------------------
 John Policastro           Vice President               None
------------------------------------------------------------------------
 Sharon E. Adams           Vice President             Secretary
------------------------------------------------------------------------
   Mark Stang           Principal and Trader            None
------------------------------------------------------------------------

     (c)  None

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books or other documents required to be maintained by
Section 31(a) of the Investment Company Act and the rules promulgated thereunder, are in the possession of the Registrant, located at 5299 DTC Boulevard, Greenwood Village, Colorado 80111, other than records held and maintained by (i) UMB Bank, n.a., the Registrant's custodian, located at 928 Grand Boulevard, 10th Floor, Kansas City, Missouri 64106; (ii) UMB Fund Services, Inc., the Trust's administrator and fund accountant, transfer agent and dividend-paying agent located at 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233and CIM Securities, LLC, the Registrant's distributor, located at 5299 DTC Blvd., Greenwood Village, CO 80111.

ITEM 29. MANAGEMENT SERVICES

     All management-related service contracts entered into by the Registrant are discussed in Parts A and B of this Registration Statement.

ITEM 30. UNDERTAKINGS

     None.

                               SIGNATURES

     Pursuant to the requirement of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) of Regulation C promulgated under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in Greenwood Village, Colorado on the 28th day of February, 2003.


                                        CHOICE FUNDS,
                                        a Delaware business trust

                                        By: /s/ Patrick S. Adams
                                            --------------------
                                        Patrick S. Adams, President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE                         Title                       Date


/s/ Patrick S. Adams    Trustee; President; Principal   February 28, 2001
--------------------    Executive Officer; Chairman of
Patrick S. Adams        the Board


GERARD M. LAVIN*        Trustee                         February 28, 2001
----------------
Gerard M. Lavin

RICHARD A. HATHAWAY*    Trustee                         February 28, 2001
--------------------
Richard A. Hathaway

/s/ Gregory S. Drose    Treasurer;                      February 28, 2001
--------------------    Principal Accounting Officer
Gregory S. Drose

*By /s/ Patrick S. Adams
    --------------------
        Patrick S. Adams
*Pursuant to a Power of Attorney filed herewith.